UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	11-30-2014

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	NOVEMBER 30, 2014

High-Yield Municipal Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended November 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Positive Period for Municipal Bonds (Munis)

“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the six-month reporting period. As 2014 approached its conclusion, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme covered not only the stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other central banks. In this environment, the U.S. dollar, longer-maturity U.S. Treasuries, and large-cap U.S. stocks benefited from perceived “flight to quality” capital flows.

For munis, the reporting period was a six-month slice of what was shaping up to be a bounce-back year. After selling off in 2013, munis generally rebounded in 2014, demonstrating resiliency from the ripple effects of Detroit’s bankruptcy, Puerto Rico’s fiscal struggles, and the “Taper Tantrum” interest rate increase. The rebound resulted from a favorable combination of constrained inflation, improving U.S. economic and credit conditions, strong demand for yield, relatively low muni issuance, and the unexpected U.S. Treasury market rally. The Barclays Municipal Bond Index returned 2.45% for the six months, compared with 1.92% for the Barclays U.S. Aggregate Bond Index. The Barclays Municipal High Yield Bond Index performed even better, returning 3.43%.

We expect global divergence in economic growth and monetary policies to continue well into 2015, aligned with expectations that the Federal Reserve might finally start raising short-term U.S. interest rates. However, global economic weakness (reflected in recent commodity price declines) and low inflation might delay the rate hikes until the second half of 2015. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of November 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ABHYX	3.20%	10.61%	6.88%	4.12%	4.83%(2)	3/31/98
Barclays Municipal Bond Index	—	2.45%	8.23%	5.12%	4.81%	5.14%	—
Institutional Class	AYMIX	3.30%	10.71%	—	—	6.70%	3/1/10
A Class	AYMAX						1/31/03
No sales charge*		3.07%	10.34%	6.62%	3.86%	4.20%
With sales charge*		-1.61%	5.32%	5.64%	3.39%	3.80%
C Class	AYMCX						7/24/02
No sales charge*		2.58%	9.40%	5.80%	3.08%	3.51%
With sales charge*		1.58%	9.40%	5.80%	3.08%	3.51%

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.60%	0.40%	0.85%	1.60%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

NOVEMBER 30, 2014
Portfolio at a Glance
Weighted Average Maturity	20.1 years
Average Duration (Modified)	5.4 years

Top Five States and Territories	% of net assets
California	13.6%
New York	7.9%
Illinois	7.8%
Florida	6.2%
Michigan	5.4%

Top Five Sectors	% of fund investments
Special Tax	13%
Hospital	10%
Industrial Development Revenue/Pollution Control Revenue	9%
Tollroads	9%
Water/Sewer	7%

Types of Investments in Portfolio	% of net assets
Municipal Securities	99.6%
Other Assets and Liabilities	0.4%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2014 to November 30, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 6/1/14	Ending Account Value 11/30/14	Expenses Paid During Period(1)6/1/14 - 11/30/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,032.00	$3.06	0.60%
Institutional Class	$1,000	$1,033.00	$2.04	0.40%
A Class	$1,000	$1,030.70	$4.33	0.85%
C Class	$1,000	$1,025.80	$8.13	1.60%
Hypothetical
Investor Class	$1,000	$1,022.06	$3.04	0.60%
Institutional Class	$1,000	$1,023.06	$2.03	0.40%
A Class	$1,000	$1,020.81	$4.31	0.85%
C Class	$1,000	$1,017.05	$8.09	1.60%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

NOVEMBER 30, 2014 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.6%
Alabama — 0.9%
Courtland Industrial Development Board Environmental Improvement Rev., Series 2003 B, (International Paper Co.), 6.25%, 8/1/25	$1,000,000	$1,001,130
Jefferson County Sewer Rev., Series 2013 D, 6.50%, 10/1/53	2,000,000	2,268,940
		3,270,070
Alaska — 0.2%
Northern Tobacco Securitization Corp. Settlement Rev., Series 2006 A, 5.00%, 6/1/46	1,000,000	765,390
Arizona — 2.4%
City of Mesa Excise Tax Rev., 5.00%, 7/1/27	250,000	274,175
Florence Town Inc. Industrial Development Authority Education Rev., (Legacy Traditional Charter School), 6.00%, 7/1/43	1,000,000	1,071,980
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	500,000	575,605
Phoenix Industrial Development Authority Rev., (Great Hearts Academies Project), 5.00%, 7/1/44	1,000,000	1,024,560
Phoenix Industrial Development Authority Rev., Series 2014 A, (Legacy Traditional Schools Project), 6.75%, 7/1/44(1)	2,000,000	2,268,060
Pima County Sewer System Rev., Series 2011 B, 5.00%, 7/1/26	1,000,000	1,146,470
Salt Verde Financial Corp. Senior Gas Rev., Series 2007, 5.00%, 12/1/37	1,000,000	1,142,950
Sundance Community Facilities District No. 2 Special Assessment Rev., 7.125%, 7/1/27(1)	602,000	603,042
Sundance Community Facilities District No. 3 Special Assessment Rev., 6.50%, 7/1/29	362,000	362,405
		8,469,247
California — 13.6%
Anaheim Public Financing Authority Rev., Series 2014 A, 5.00%, 5/1/46	2,200,000	2,408,208
California GO, 5.00%, 4/1/37	1,000,000	1,134,540
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	2,000,000	2,414,340
California Health Facilities Financing Authority Rev., Series 2013 A, (Sutter Health), 5.00%, 8/15/52	1,500,000	1,661,115
California Mobilehome Park Financing Authority Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36	2,000,000	2,011,120
California Municipal Finance Authority Rev., Series 2011 B, (Azusa Pacific University), 8.00%, 4/1/41	800,000	981,184
California Public Works Board Rev., Series 2013 A, (Judicial Council Projects), 5.00%, 3/1/30	1,500,000	1,718,535
California Public Works Board Lease Rev., Series 2013 I, (Various Capital Projects), 5.00%, 11/1/38	1,500,000	1,687,680
California Public Works Board Lease Rev., Series 2014 A, (Various Capital Projects), 5.00%, 9/1/39	3,000,000	3,396,960
California Statewide Communities Development Authority Rev., (Lancer Educational Student Housing), 7.50%, 6/1/42	2,000,000	2,227,700
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	2,000,000	2,206,620

7

	Principal Amount	Value
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, (Election of 2004), 0.00%, 8/1/26 (NATL-RE)(2)	$2,500,000	$1,714,050
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 A, 6.00%, 1/15/49	2,250,000	2,615,940
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 B-3, VRDN, 5.50%, 1/15/23	500,000	578,575
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 C, 6.50%, 1/15/43	500,000	592,695
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Capital Appreciation, Series 2014 A, 0.00%, 1/15/24(3)	500,000	320,615
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.00%, 6/1/33	500,000	414,295
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.125%, 6/1/47	500,000	383,985
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.75%, 6/1/47	2,000,000	1,687,660
Independent Cities Finance Authority Mobilehome Park Rev., Series 2010 A, (Lamplighter Salinas), 6.15%, 7/15/40	2,000,000	2,229,620
Long Beach Unified School District GO, Capital Appreciation, Series 2008 G, 0.00%, 8/1/25 (AGC)(2)	1,595,000	1,143,328
Morongo Band of Mission Indians Rev., Series 2008 B, (Enterprise Casino Services), 6.50%, 3/1/28(1)	1,000,000	1,110,450
Oakland Redevelopment Agency Rev., 5.00%, 9/1/36 (Ambac)	3,350,000	3,528,722
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	385,000	476,052
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.40%, 7/1/23	250,000	255,343
Palm Springs Airport Passenger Facility Charge Rev., (Palm Springs International Airport), 6.50%, 7/1/27	215,000	219,573
Poway Unified School District GO, (Election of 2008), 0.00%, 8/1/32(2)	2,000,000	977,780
River Rock Entertainment Authority (The) Rev., Series 2011 B, 8.00%, 11/1/18(4)(5)	2,931,000	292,807
San Francisco City and County Airports Commission Rev., Series 2013 A, (San Francisco International Airport), 5.00%, 5/1/23	750,000	902,715
San Francisco City and County Redevelopment Financing Authority Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39	250,000	290,133
San Joaquin Hills Transportation Corridor Agency Rev., Series 2014 B, (Junior Lien), 5.25%, 1/15/44	3,000,000	3,203,940
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, Series 1997 A, 0.00%, 1/15/36 (NATL-RE)(2)	1,000,000	416,960
Successor Agency to the Redevelopment Agency of the City & County of San Francisco Communities Facilities District No. 6 Special Tax Rev., Capital Appreciation, Series 2013 C, (Mission Bay South Public Improvements), 0.00%, 8/1/43 (BAM)(2)	3,500,000	693,350
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	1,500,000	1,502,940
		47,399,530
Colorado — 4.6%
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/43	1,000,000	1,011,060
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16	2,000,000	2,186,600
Colorado Health Facilities Authority Rev., Series 2010 A, (Total Longterm Care), 6.00%, 11/15/30	500,000	551,750
Denver City and County Airport Rev., Series 2007 A, (United Air Lines Project), 5.75%, 10/1/32	1,500,000	1,556,685

8

	Principal Amount	Value
Denver Health & Hospital Authority Rev., Series 2014 A, 5.00%, 12/1/39	$800,000	$862,520
Denver Health & Hospital Authority Rev., Series 2014 A, 5.25%, 12/1/45	250,000	275,230
Denver Urban Renewal Authority Tax Increment Rev., Series 2013 A-1, 5.00%, 12/1/25	1,500,000	1,721,640
E-470 Public Highway Authority Rev., Series 2014 A, VRDN, 1.22%, 12/4/14	2,200,000	2,201,606
Foothills Metropolitan District Special Assessment Rev., 6.00%, 12/1/38	1,000,000	1,005,840
One Horse Business Improvement District Rev., (Sales Tax Sharing), 6.00%, 6/1/24	1,500,000	1,502,610
Plaza Metropolitan District No. 1 Tax Allocation Rev., 5.00%, 12/1/22	500,000	538,800
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,121,280
Todd Creek Farms Metropolitan District No. 1 Rev., 5.60%, 12/1/14(5)	1,800,000	882,396
Todd Creek Farms Metropolitan District No. 1 Rev., 6.125%, 12/1/19(5)	1,500,000	735,330
		16,153,347
Delaware — 0.5%
Delaware State Economic Development Authority Gas Facilities Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31	1,500,000	1,693,275
District of Columbia — 0.3%
Metropolitan Washington Airports Authority Rev., Series 2014 A, (Dulles Metrorail and Capital Projects), 5.00%, 10/1/53	1,000,000	1,057,280
Florida — 6.2%
Alachua County Health Facilities Authority Rev., (Ridge Retirement Village, Inc.), 6.375%, 11/15/49	1,500,000	1,657,215
Brevard County Industrial Development Rev., (TUFF Florida Institute of Technology), 6.75%, 11/1/39	1,000,000	1,101,370
Broward County Airport System Rev., Series 2013 C, 5.25%, 10/1/38	500,000	565,010
Dupree Lakes Community Development District Special Assessment Rev., 6.83%, 11/1/15	55,000	55,286
Escambia County Rev., (Gulf Power Co.),VRDN, 2.10%, 4/11/19	500,000	513,200
Greater Orlando Aviation Authority Rev., (JetBlue Airways Corp.), 5.00%, 11/15/36	1,000,000	994,050
Hillsborough County Industrial Development Authority Rev., Series 2013 A, (Tampa General Hospital), 5.00%, 10/1/34	1,250,000	1,399,538
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/23	500,000	599,220
Martin County Health Facilities Authority Rev., (Martin Memorial Medical Center), 5.50%, 11/15/42	1,500,000	1,646,070
Miami-Dade County Rev., Series 2012 B, 5.00%, 10/1/37	1,500,000	1,663,380
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/31	1,000,000	1,155,230
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 4.00%, 9/15/19	110,000	116,008
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	987,601
Mid-Bay Bridge Authority Springing Lien Rev., Series 2011 A, 7.25%, 10/1/40	2,000,000	2,435,680
Orange County Health Facilities Authority Rev., (Presbyterian Retirement Communities Project), 5.00%, 8/1/34	1,450,000	1,590,925
Palm Beach County Health Facilities Authority Rev., (BRRH Corp. Obligated Group), 5.00%, 12/1/31	350,000	393,064

9

	Principal Amount	Value
Sarasota County Public Hospital District Rev., Series 2008 A, (Sarasota Memorial Hospital), VRDN, 0.04%, 12/1/14 (LOC: Northern Trust Company)	$2,200,000	$2,200,000
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	1,000,000	1,123,100
Village Community Development District No. 10 Special Assessment Rev., 6.00%, 5/1/44	500,000	555,225
Village Community Development District No. 8 Special Assessment Rev., 6.125%, 5/1/39	825,000	951,992
		21,703,164
Georgia — 2.1%
Atlanta Airport Rev., Series 2011 B, 5.00%, 1/1/29	1,000,000	1,104,410
Atlanta Water & Wastewater Rev., Series 2009 A, 6.25%, 11/1/39	3,000,000	3,541,560
DeKalb County Water and Sewer Rev., Series 2011 A, 5.25%, 10/1/36	1,000,000	1,155,450
Marietta Development Authority Rev., (Life University, Inc.), 7.00%, 6/15/39	1,000,000	1,030,600
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design Project), 5.00%, 4/1/44	500,000	540,860
		7,372,880
Guam — 2.1%
Guam Government Department of Education COP, Series 2010 A, (John F. Kennedy High School), 6.625%, 12/1/30	1,000,000	1,122,630
Guam Government GO, Series 2009 A, 7.00%, 11/15/39	3,905,000	4,514,688
Guam Government Waterworks Authority Rev., 6.00%, 7/1/15, Prerefunded at 100% of Par(6)	1,500,000	1,550,820
		7,188,138
Hawaii — 0.5%
Hawaii State Department of Budget & Finance Rev., Series 2009 A, (15 Craigside), 9.00%, 11/15/44	1,500,000	1,879,905
Illinois — 7.8%
Bedford Park Tax Allocation Rev., 5.125%, 12/30/18	1,325,000	1,352,189
Chicago Midway Airport Rev., Series 2013 B, 5.00%, 1/1/26	2,200,000	2,531,892
Chicago Motor Fuel Tax Rev., Series 2013, 5.00%, 1/1/16	750,000	786,480
Chicago Motor Fuel Tax Rev., Series 2013, 5.00%, 1/1/17	700,000	759,255
Chicago O'Hare International Airport Rev., Series 2005 A, 5.00%, 1/1/29 (NATL-RE)	1,115,000	1,164,350
Chicago Tax Increment Allocation Rev., Series 2004 B, (Pilsen Redevelopment), (Junior Lien), 6.75%, 6/1/22	2,820,000	2,823,581
Chicago Wastewater Transmission Rev., (Second Lien), 5.00%, 1/1/44	500,000	547,555
Chicago Waterworks Rev., (Second Lien), 5.00%, 11/1/39	450,000	498,411
Cook County GO, Series 2011 A, 5.25%, 11/15/28	800,000	899,784
Hampshire Special Service Area No. 13 Special Tax Rev., (Tuscany Woods), 5.75%, 3/1/37(4)(5)	2,493,000	1,400,742
Illinois Educational Facilities Authority Rev., Series 2001 B-1, (University of Chicago), VRDN, 1.10%, 2/15/18	1,125,000	1,126,507
Illinois Finance Authority Rev., (Northwestern Memorial Healthcare), 5.00%, 8/15/43	1,000,000	1,093,160
Illinois Finance Authority Rev., Series 2008 A, (Prairie Power, Inc.), VRDN, 1.30%, 5/8/17 (GA: National Rural Utilities Cooperative Finance Corp.)	1,270,000	1,276,528
Illinois Finance Authority Rev., Series 2009 A, (Rush University Medical Center Obligation Group), 7.25%, 11/1/30	1,500,000	1,788,615

10

	Principal Amount	Value
Illinois Finance Authority Rev., Series 2013 A, (Benedictine University Project), 6.25%, 10/1/33	$1,000,000	$1,155,810
Illinois GO, 5.00%, 8/1/18	4,000,000	4,458,080
Illinois GO, 5.00%, 5/1/29	1,500,000	1,625,970
Illinois GO, 5.50%, 7/1/38	1,000,000	1,106,200
Metropolitan Pier & Exposition Authority Rev., Capital Appreciation, Series 2012 B, (McCormick Place Project), 0.00%, 12/15/41(2)	1,000,000	277,960
University of Illinois Rev., Series 2011 A, (Auxiliary Facilities System), 5.25%, 4/1/41	625,000	697,413
		27,370,482
Indiana — 0.3%
Indiana Finance Authority Rev., (Major Hospital Project), 5.00%, 10/1/44	1,000,000	1,067,660
Iowa — 0.3%
Iowa Tobacco Settlement Authority Rev., Series 2005 C, 5.625%, 6/1/46	1,000,000	850,370
Kentucky — 0.3%
Kentucky Public Transportation Infrastructure Authority Rev., Series 2013 A, (Downtown Crossing Project), 5.00%, 7/1/17	990,000	1,089,851
Louisiana — 1.3%
Louisiana Public Facilities Authority Rev., Series 2008, (Dynamic Fuels LLC Project), VRDN, 0.05%, 12/1/14 (LOC: Bank of America N.A.)	1,795,000	1,795,000
New Orleans Aviation Board Rev., Series 2009 A, (Consolidated Rental Car), 6.50%, 1/1/40	1,500,000	1,731,000
New Orleans Sewerage Service Rev., 5.00%, 6/1/20	550,000	639,864
New Orleans Sewerage Service Rev., 5.00%, 6/1/22	450,000	527,486
		4,693,350
Maryland — 1.8%
Anne Arundel County Special Obligation Tax Allocation Rev., (National Business Park), 6.10%, 7/1/40	1,000,000	1,070,300
Baltimore Special Obligation Tax Allocation Rev., Series 2008 A, (Resh Park), 7.00%, 9/1/38	2,900,000	3,181,822
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,079,590
Maryland Industrial Development Financing Authority Rev., Series 2005 A, (Our Lady of Good Counsel High School), 6.00%, 5/1/15, Prerefunded at 100% of Par(6)	1,000,000	1,024,170
		6,355,882
Massachusetts — 0.3%
Massachusetts Development Finance Agency Rev., Series 2012 C, (Covanta Energy Project), 5.25%, 11/1/42(1)	1,000,000	1,027,750
Michigan — 5.4%
Detroit City School District GO, Series 2012 A, (School Building & Site Improvement), 5.00%, 5/1/25 (Q-SBLF)	2,490,000	2,779,761
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/26	770,000	858,057
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/32	2,250,000	2,418,097
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	3,750,000	4,027,500
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.75%, 7/1/37	1,000,000	1,098,360

11

	Principal Amount	Value
Flint Hospital Building Authority Rev., (Hurley Medical Center), 7.50%, 7/1/39	$1,250,000	$1,386,588
Kentwood Economic Development Corp. Rev., (Limited Obligation/Holland Home), 5.625%, 11/15/41	1,750,000	1,839,355
Michigan Finance Authority Rev., (Thomas M. Cooley Law School Project), 6.75%, 7/1/44(1)	1,000,000	1,038,150
Michigan Finance Authority Rev., Series 2014 C-1, (Detroit Water & Sewerage Department), 5.00%, 7/1/44	750,000	788,378
Royal Oak Hospital Finance Authority Rev., Series 2014 D, (William Beaumont Hospital), 5.00%, 9/1/39	1,600,000	1,763,024
Wayne County GO, Series 2009 A, (Building Improvement), 6.75%, 11/1/39	930,000	976,974
		18,974,244
Minnesota — 0.3%
Hugo Charter School Lease Rev., Series 2014 A, (Noble Academy Project), 5.00%, 7/1/44	1,000,000	1,035,510
Missouri — 2.4%
Kirkwood Industrial Development Authority Rev., Series 2010 A, (Aberdeen Heights), 8.25%, 5/15/45	3,000,000	3,454,890
Missouri State Health & Educational Facilities Authority Rev., (Lutheran Senior Services), 6.00%, 2/1/41	1,250,000	1,386,950
Missouri State Health & Educational Facilities Authority Rev., (St. Louis College of Pharmacy Project), 5.50%, 5/1/43	1,000,000	1,099,230
Missouri State Health & Educational Facilities Authority Rev., Series 2011 B, (Rockhurst University), VRDN, 0.08%, 12/1/14 (LOC: Commerce Bank N.A.)	2,495,000	2,495,000
		8,436,070
Nebraska — 1.8%
Central Plains Energy Project Rev., 5.00%, 9/1/42	1,360,000	1,467,739
Omaha Public Power District Rev., Series 2012 A, 5.00%, 2/1/42	1,500,000	1,686,645
Santee Sioux Nation Tribal Health Care Rev., (Indian Health Service Joint Venture), 8.75%, 10/1/20 (Acquired 11/19/09, Cost $3,000,000)(7)	3,000,000	3,090,510
		6,244,894
Nevada — 0.3%
Henderson Local Improvement District No. T-15 Special Assessment Rev., 6.10%, 3/1/24	945,000	969,107
New Jersey — 5.0%
New Jersey Economic Development Authority Rev., (Continental Airlines, Inc.), 5.25%, 9/15/29	1,000,000	1,062,250
New Jersey Economic Development Authority Rev., (Continental Airlines, Inc.), 5.50%, 6/1/33	500,000	534,920
New Jersey Economic Development Authority Rev., (Lions Gate Project), 5.25%, 1/1/44	1,000,000	1,035,400
New Jersey Economic Development Authority Rev., (The Goethals Bridge Replacement Project), 5.375%, 1/1/43	1,600,000	1,747,120
New Jersey Economic Development Authority Rev., Series 2000 A, (Continental Airlines, Inc.), 5.625%, 11/15/30	1,000,000	1,087,080
New Jersey Economic Development Authority Rev., Series 2006 B, (Gloucester Marine Terminal), 6.875%, 1/1/37	3,000,000	3,028,860
New Jersey Economic Development Authority Rev., Series 2006 C, (Gloucester Marine Terminal), 6.50%, 1/1/15 (Acquired 9/1/06, Cost $690,000)(7)	690,000	690,628
New Jersey Economic Development Authority Rev., Series 2014 UU, (School Facility Construction), 5.00%, 6/15/40	2,000,000	2,173,100

12

	Principal Amount	Value
New Jersey Health Care Facilities Financing Authority Rev., (Barnabas Health Obligated), 5.00%, 7/1/44(8)	$1,000,000	$1,093,990
New Jersey Transportation Trust Fund Authority Rev., Series 2012 A, 5.00%, 6/15/42	1,000,000	1,057,560
Salem County Pollution Control Financing Authority Rev., Series 2014 A, (Chambers Project), 5.00%, 12/1/23	2,000,000	2,260,420
Tobacco Settlement Financing Corp. Rev., Series 2007 1-A, 4.75%, 6/1/34	2,000,000	1,521,420
		17,292,748
New Mexico — 1.1%
Cabezon Public Improvement District Special Tax Rev., 6.30%, 9/1/34, Prerefunded at 102% of Par(6)	1,490,000	1,541,494
Montecito Estates Public Improvement District Levy Special Tax Rev., (City of Albuquerque), 7.00%, 10/1/37	1,100,000	1,136,575
Ventana West Public Improvement District Levy Special Tax Rev., 6.875%, 8/1/33	1,000,000	1,001,520
		3,679,589
New York — 7.9%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40	800,000	941,056
Hempstead Town Local Development Corp. Rev., (Molloy College Project) 5.00%, 7/1/44	1,000,000	1,071,980
Metropolitan Transportation Authority Rev., Series 2013 D, 5.00%, 11/15/43	1,000,000	1,111,700
New York City GO, Series 2013 A-1, 5.00%, 8/1/36	900,000	1,023,660
New York City GO, Series 2013 J, 5.00%, 8/1/23	750,000	906,060
New York City Industrial Development Agency Rev., Series 2012 A, 5.00%, 7/1/28	1,000,000	1,096,770
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	1,030,000	1,234,486
New York Liberty Development Corp. Rev., (World Trade Center), 5.00%, 11/15/44(1)	5,000,000	5,102,200
New York State Dormitory Authority Rev., Series 2012 B, 5.00%, 3/15/42	1,000,000	1,115,920
New York State Dormitory Authority Rev., Series 2013 A, 5.00%, 7/1/26	500,000	593,340
New York State Dormitory Authority Rev., Series 2014 A, (Touro College & University System), 5.50%, 1/1/44	850,000	949,629
New York State Urban Development Corp. Rev., Series 2013 A-1, (State Personal Income Tax), 5.00%, 3/15/43(9)	1,000,000	1,124,400
Newburgh GO, Series 2012 A, 5.625%, 6/15/33	1,400,000	1,500,268
Onondaga Civic Development Corp. Rev., Series 2014 A, (St. Joseph's Hospital Health Center Project), 5.125%, 7/1/31	500,000	528,085
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/36	2,000,000	2,332,420
Triborough Bridge & Tunnel Authority Rev., Series 2011 A, 5.00%, 1/1/28	3,000,000	3,539,010
Triborough Bridge & Tunnel Authority Rev., Capital Appreciation, Series 2013 A, 0.00%, 11/15/30(2)	2,500,000	1,418,400
Westchester County Local Development Corp. Rev., Series 2014 A, (Pace University), 5.50%, 5/1/42	1,655,000	1,881,950
		27,471,334
North Carolina — 0.9%
Charlotte-Mecklenburg Hospital Authority Rev., Series 2013 A, (Carolinas Health Care System), 5.00%, 1/15/39	1,250,000	1,383,963

13

	Principal Amount	Value
North Carolina Capital Facilities Finance Agency Rev., (Duke Energy Carolinas LLC), 4.375%, 10/1/31	$1,500,000	$1,605,975
		2,989,938
North Dakota — 0.8%
Grand Forks Health Care Facilities Rev., Series 1996 A, (The United Hospital Obligation Group), VRDN, 0.08%, 12/1/14 (LOC: Bank of America N.A.)	2,700,000	2,700,000
Ohio — 2.9%
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A-2, 5.125%, 6/1/24	1,000,000	851,500
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A-2, 5.75%, 6/1/34	1,000,000	807,320
Buckeye Tobacco Settlement Financing Authority Rev., Series 2007 A-2, 5.875%, 6/1/47	1,500,000	1,230,915
Hamilton County Hospital Facilities Rev., (UC Health), 5.00%, 2/1/44	1,250,000	1,363,188
Muskingum County Hospital Facilities Rev., (Genesis Health System), 5.00%, 2/15/21	1,365,000	1,476,015
Ohio State Water Development Authority Rev., Series 2006 B, (FirstEnergy Nuclear Generation Project), VRDN, 4.00%, 6/3/19 (GA: FirstEnergy Solutions Corp.)	2,500,000	2,653,625
Pinnacle Community Infrastructure Financing Authority Rev., Series 2004 A, 6.25%, 12/1/36	1,800,000	1,820,088
		10,202,651
Oklahoma — 2.7%
Oklahoma Turnpike Authority Rev., Series 2011 A, (Second Series), 5.00%, 1/1/28	2,000,000	2,326,880
Trustees of the Tulsa Municipal Airport Trust Rev., 5.50%, 12/1/35	4,000,000	4,222,280
Tulsa County Industrial Authority Senior Living Community Rev., Series 2010 A, (Montereau, Inc.), 7.25%, 11/1/40	2,500,000	2,766,750
		9,315,910
Oregon — 1.5%
Forest Grove Student Housing Rev., (Oak Tree Foundation), 5.50%, 3/1/37 (Acquired 6/28/07, Cost $1,400,000)(7)	1,400,000	1,420,342
Oregon GO, Series 2011 J, 5.00%, 5/1/36	1,250,000	1,426,750
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/42	1,000,000	1,084,950
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/47	1,250,000	1,353,450
		5,285,492
Pennsylvania — 3.5%
Allegheny County Industrial Development Authority Rev., (Environmental Improvement), 6.875%, 5/1/30	1,000,000	1,147,050
Allegheny County Redevelopment Authority Tax Allocation Rev., (Pittsburgh Mills), 5.60%, 7/1/23	1,500,000	1,529,175
Pennsylvania Economic Development Financing Authority Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	2,000,000	2,335,620
Pennsylvania Turnpike Commission Rev., Series 2011 B, 5.25%, 12/1/41	2,000,000	2,190,480
Philadelphia Authority for Industrial Development Rev., Series 2014 A, (First Philadelphia Preparatory Charter School Project), 7.25%, 6/15/43	1,500,000	1,656,525
Philadelphia GO, Series 2014 A, 5.00%, 7/15/38	1,500,000	1,697,670
Philadelphia Municipal Authority Lease Rev., 6.50%, 4/1/39	1,500,000	1,737,000
		12,293,520

14

	Principal Amount	Value
Puerto Rico — 4.3%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/29	$5,000,000	$3,595,650
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/42	2,000,000	1,363,340
Puerto Rico Electric Power Authority Rev., Series 2008 WW, 5.50%, 7/1/38	2,000,000	1,013,140
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	2,085,000	1,056,157
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42	2,000,000	1,013,280
Puerto Rico GO, Series 2008 A, (Public Improvement), 6.00%, 7/1/38	1,500,000	1,108,695
Puerto Rico GO, Series 2009 B, (Public Improvement), 5.75%, 7/1/38	1,000,000	727,960
Puerto Rico GO, Series 2009 C, (Public Improvement), 6.00%, 7/1/39	655,000	482,931
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	500,000	361,500
Puerto Rico GO, Series 2014 A, (Public Improvement), 8.00%, 7/1/35	1,520,000	1,305,832
Puerto Rico Public Buildings Authority Rev., Series 2012 U, 5.25%, 7/1/42	2,250,000	1,530,495
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 5.375%, 8/1/39	2,000,000	1,489,480
		15,048,460
South Carolina — 1.4%
Richland County Rev., Series 2014 A, (International Paper Company Project), 3.875%, 4/1/23	1,105,000	1,193,732
South Carolina Jobs-Economic Development Authority Hospital Rev., (Palmetto Health), 5.75%, 8/1/39	1,475,000	1,614,240
Spartanburg County Regional Health Services District Rev., Series 2012 A, 5.00%, 4/15/37	2,000,000	2,190,840
		4,998,812
Tennessee — 0.5%
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.08%, 12/1/14 (LOC: Bank of America N.A.)	1,755,000	1,755,000
Texas — 4.5%
Dallas-Fort Worth International Airport Rev., Series 2012 B, 5.00%, 11/1/26	3,000,000	3,459,600
Houston Hotel Occupancy Tax Rev., (Convention & Entertainment), 5.00%, 9/1/39	1,000,000	1,121,720
La Vernia Higher Education Finance Corp. Rev., Series 2009 A, (Kipp, Inc.), 6.25%, 8/15/39	1,000,000	1,139,200
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	500,000	536,890
North Texas Tollway Authority Rev., Series 2014 B, (Second Tier), 5.00%, 1/1/31	500,000	560,645
San Antonio Electric & Gas Rev., (Junior Lien), 5.00%, 2/1/43	650,000	726,362
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Scott & White Healthcare Obligated Group), 5.00%, 8/15/43	1,000,000	1,107,810
Texas Private Activity Bond Surface Transportation Corp. Rev., (Senior Lien/LBJ Infrastructure), 7.00%, 6/30/40	3,000,000	3,619,140
Texas Public Finance Authority Charter School Finance Corp. Rev., Series 2010 A, (Cosmos Foundation, Inc.), 6.20%, 2/15/40	1,500,000	1,728,780
Travis County Health Facilities Development Corp. Rev., (Westminster Manor Health), 7.125%, 11/1/40	1,500,000	1,748,145
		15,748,292

15

	Principal Amount	Value
U.S. Virgin Islands — 0.5%
Virgin Islands Public Finance Authority Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29	$1,500,000	$1,659,645
Virginia — 1.8%
Dulles Town Center Community Development Authority Special Assessment Rev., 4.25%, 3/1/26	1,750,000	1,734,460
Fairfax County Economic Development Authority Rev., (Silver Line Phase I), 5.00%, 4/1/36	570,000	633,709
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/31(8)	1,000,000	1,125,670
Mosaic Community Development Authority Tax Allocation Rev., Series 2011 A, 6.875%, 3/1/36	1,000,000	1,156,880
Route 460 Funding Corp. Rev., Capital Appreciation, Series 2012 B, 0.00%, 7/1/35(2)	1,075,000	391,364
Washington County Industrial Development Authority Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38	1,000,000	1,184,120
		6,226,203
Washington — 1.0%
Port of Seattle Rev., Series 2000 B, 6.00%, 2/1/15 (NATL-RE)	250,000	252,565
Port of Seattle Industrial Development Corp. Rev., (Delta Airlines, Inc.), 5.00%, 4/1/30	1,000,000	1,023,840
Washington State Housing Finance Commission Rev., Series 2014 A, (Rockwood Retirement Communities Project), 7.50%, 1/1/49(1)	2,000,000	2,219,940
		3,496,345
Wisconsin — 3.0%
Public Finance Authority Rev., (Roseman University Health Sciences), 5.50%, 4/1/32	2,000,000	2,152,220
Wisconsin Department of Transportation Rev., Series 1, 5.00%, 7/1/30	2,500,000	2,928,800
Wisconsin Health & Educational Facilities Authority Rev., (Mile Bluff Medical Center, Inc.), 5.75%, 5/1/39	1,000,000	1,043,170
Wisconsin Health & Educational Facilities Authority Rev., Series 2007 A, (Fort Healthcare, Inc.), VRDN, 0.05%, 12/1/14 (LOC: JPMorgan Chase Bank N.A.)	1,500,000	1,500,000
Wisconsin Health & Educational Facilities Authority Rev., Series 2009 A, (St. John's Communities, Inc.), 7.625%, 9/15/39	1,000,000	1,191,840
Wisconsin Health & Educational Facilities Authority Rev., Series 2014 B, (Rogers Memorial Hospital Inc), 5.00%, 7/1/44	1,500,000	1,638,465
		10,454,495
Wyoming — 0.6%
Campbell County Solid Waste Facilities Rev., Series 2009 A, (Basin Electric Power Cooperative), 5.75%, 7/15/39	2,000,000	2,242,940
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $334,223,085)		347,928,770
OTHER ASSETS AND LIABILITIES — 0.4%		1,486,802
TOTAL NET ASSETS — 100.0%		$349,415,572

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
84	U.S. Treasury 10-Year Notes	March 2015	$10,671,938	$(67,882)

16

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
Q-SBLF	-	Qualified School Board Loan Fund
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $13,369,592, which represented 3.8% of total net assets.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)	Non-income producing.

(5)	Security is in default.

(6)	Escrowed to maturity in U.S. government securities or state and local government securities.

(7)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $5,201,480, which represented 1.5% of total net assets.

(8)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(9)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $187,775.

See Notes to Financial Statements.

17

Statement of Assets and Liabilities

NOVEMBER 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $334,223,085)	$347,928,770
Cash	399,755
Receivable for investments sold	215,000
Receivable for capital shares sold	420,427
Interest receivable	5,067,833
354,031,785

Liabilities
Payable for investments purchased	2,204,960
Payable for capital shares redeemed	1,932,581
Payable for variation margin on futures contracts	26,250
Accrued management fees	169,873
Distribution and service fees payable	33,348
Dividends payable	249,201
4,616,213

Net Assets	$349,415,572

Net Assets Consist of:
Capital paid in	$371,403,158
Distributions in excess of net investment income	(142,777)
Accumulated net realized loss	(35,482,612)
Net unrealized appreciation	13,637,803
$349,415,572

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$248,247,852	26,557,967	$9.35
Institutional Class	$14,778,539	1,581,077	$9.35
A Class	$61,674,617	6,598,214	$9.35*
C Class	$24,714,564	2,645,433	$9.34
*Maximum offering price $9.79 (net asset value divided by 0.955).

See Notes to Financial Statements.

18

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$8,220,260

Expenses:
Management fees	1,015,383
Distribution and service fees:
A Class	84,371
C Class	126,524
Trustees' fees and expenses	10,447
Other expenses	209
1,236,934

Net investment income (loss)	6,983,326

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,274,401)
Futures contract transactions	(290,903)
(1,565,304)

Change in net unrealized appreciation (depreciation) on:
Investments	5,166,860
Futures contracts	(209,781)
4,957,079

Net realized and unrealized gain (loss)	3,391,775

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,375,101

See Notes to Financial Statements.

19

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2014 (UNAUDITED) AND YEAR ENDED MAY 31, 2014
Increase (Decrease) in Net Assets	November 30, 2014	May 31, 2014
Operations
Net investment income (loss)	$6,983,326	$14,190,629
Net realized gain (loss)	(1,565,304)	(3,745,721)
Change in net unrealized appreciation (depreciation)	4,957,079	(8,636,798)
Net increase (decrease) in net assets resulting from operations	10,375,101	1,808,110

Distributions to Shareholders
From net investment income:
Investor Class	(4,954,883)	(9,180,861)
Institutional Class	(310,487)	(566,268)
A Class	(1,318,763)	(3,479,878)
C Class	(399,193)	(962,407)
Decrease in net assets from distributions	(6,983,326)	(14,189,414)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(2,846,376)	(48,201,191)

Net increase (decrease) in net assets	545,399	(60,582,495)

Net Assets
Beginning of period	348,870,173	409,452,668
End of period	$349,415,572	$348,870,173

Distributions in excess of net investment income	$(142,777)	$(142,777)

See Notes to Financial Statements.

20

Notes to Financial Statements

NOVEMBER 30, 2014 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek high current income that is exempt from federal income tax. Capital appreciation is a secondary objective.

The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

21

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each

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class for the six months ended November 30, 2014 was 0.60% for the Investor Class, A Class and C Class and 0.40% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended November 30, 2014 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the trustees during the six months ended November 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended November 30, 2014 were $92,306,398 and $94,680,951, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2014		Year ended May 31, 2014
	Shares	Amount	Shares	Amount
Investor Class
Sold	6,296,823	$58,371,869	12,843,113	$114,441,667
Issued in reinvestment of distributions	386,700	3,591,601	741,811	6,638,499
Redeemed	(5,504,639)	(50,905,165)	(16,001,128)	(144,049,583)
	1,178,884	11,058,305	(2,416,204)	(22,969,417)
Institutional Class
Sold	267,736	2,462,846	6,185,989	54,004,309
Issued in reinvestment of distributions	33,261	308,863	62,898	563,019
Redeemed	(159,781)	(1,481,313)	(5,256,127)	(46,706,913)
	141,216	1,290,396	992,760	7,860,415
A Class
Sold	834,485	7,730,774	2,698,175	24,170,615
Issued in reinvestment of distributions	121,886	1,131,081	316,383	2,827,499
Redeemed	(2,413,184)	(22,273,711)	(5,928,529)	(52,856,546)
	(1,456,813)	(13,411,856)	(2,913,971)	(25,858,432)
C Class
Sold	97,509	900,378	544,879	4,878,470
Issued in reinvestment of distributions	30,830	286,008	72,275	645,685
Redeemed	(321,254)	(2,969,607)	(1,430,468)	(12,757,912)
	(192,915)	(1,783,221)	(813,314)	(7,233,757)
Net increase (decrease)	(329,628)	$(2,846,376)	(5,150,729)	$(48,201,191)

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 92 contracts.

The value of interest rate risk derivative instruments as of November 30, 2014, is disclosed on the Statement of Assets and Liabilities as a liability of $26,250 in payable for variation margin on futures contracts.* For the six months ended November 30, 2014, the effect of interest rate risk derivative instruments on the Statement of Operations was $(290,903) in net realized gain (loss) on futures contract transactions and $(209,781) in change in net unrealized appreciation (depreciation) on futures contracts.

*	Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$334,223,085
Gross tax appreciation of investments	$22,712,005
Gross tax depreciation of investments	(9,006,320)
Net tax appreciation (depreciation) of investments	$13,705,685

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of May 31, 2014, the fund had accumulated short-term capital losses of $(34,097,098), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2016	2017	2018	2019	Unlimited
$(151,664)	$(8,112,975)	$(11,481,481)	$(10,841,523)	$(3,509,455)

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Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$9.25	0.19	0.10	0.29	(0.19)	$9.35	3.20%	0.60%(4)	4.16%(4)	27%	$248,248
2014	$9.55	0.39	(0.30)	0.09	(0.39)	$9.25	1.21%	0.60%	4.40%	87%	$234,790
2013	$9.32	0.40	0.23	0.63	(0.40)	$9.55	6.85%	0.60%	4.16%	111%	$265,529
2012	$8.50	0.44	0.82	1.26	(0.44)	$9.32	15.16%	0.61%	4.89%	70%	$237,949
2011	$8.82	0.47	(0.32)	0.15	(0.47)	$8.50	1.76%	0.61%	5.41%	27%	$126,327
2010	$7.91	0.45	0.92	1.37	(0.46)	$8.82	17.68%	0.61%	5.40%	25%	$132,196
Institutional Class
2014(3)	$9.25	0.20	0.10	0.30	(0.20)	$9.35	3.30%	0.40%(4)	4.36%(4)	27%	$14,779
2014	$9.56	0.41	(0.31)	0.10	(0.41)	$9.25	1.31%	0.40%	4.60%	87%	$13,321
2013	$9.32	0.42	0.24	0.66	(0.42)	$9.56	7.17%	0.40%	4.36%	111%	$4,273
2012	$8.50	0.45	0.83	1.28	(0.46)	$9.32	15.39%	0.41%	5.09%	70%	$7,260
2011	$8.82	0.49	(0.32)	0.17	(0.49)	$8.50	1.97%	0.41%	5.61%	27%	$4,829
2010(5)	$8.66	0.12	0.15	0.27	(0.11)	$8.82	3.13%	0.41%(4)	5.50%(4)	25%(6)	$26

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For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(3)	$9.25	0.18	0.10	0.28	(0.18)	$9.35	3.07%	0.85%(4)	3.91%(4)	27%	$61,675
2014	$9.55	0.37	(0.30)	0.07	(0.37)	$9.25	0.96%	0.85%	4.15%	87%	$74,515
2013	$9.32	0.37	0.24	0.61	(0.38)	$9.55	6.58%	0.85%	3.91%	111%	$104,785
2012	$8.50	0.42	0.82	1.24	(0.42)	$9.32	14.87%	0.86%	4.64%	70%	$92,154
2011	$8.82	0.45	(0.32)	0.13	(0.45)	$8.50	1.51%	0.86%	5.16%	27%	$78,325
2010	$7.91	0.43	0.91	1.34	(0.43)	$8.82	17.39%	0.86%	5.15%	25%	$130,266
C Class
2014(3)	$9.25	0.15	0.09	0.24	(0.15)	$9.34	2.58%	1.60%(4)	3.16%(4)	27%	$24,715
2014	$9.55	0.30	(0.30)	—	(0.30)	$9.25	0.21%	1.60%	3.40%	87%	$26,244
2013	$9.32	0.30	0.24	0.54	(0.31)	$9.55	5.91%	1.60%	3.16%	111%	$34,865
2012	$8.49	0.35	0.83	1.18	(0.35)	$9.32	14.03%	1.61%	3.89%	70%	$31,344
2011	$8.81	0.38	(0.32)	0.06	(0.38)	$8.49	0.75%	1.61%	4.41%	27%	$24,885
2010	$7.91	0.37	0.90	1.27	(0.37)	$8.81	16.39%	1.61%	4.40%	25%	$29,313

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended November 30, 2014 (unaudited).

(4)	Annualized.

(5)	March 1, 2010 (commencement of sale) through May 31, 2010.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2010.
See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 13, 2014, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was in the second quartile of its peer group for the one-year period, the third quartile for the three-year period, and in the fourth quartile for the five- and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

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Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the

30

Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

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Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-84139 1501

SEMIANNUAL REPORT	NOVEMBER 30, 2014

Intermediate-Term Tax-Free Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended November 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Positive Period for Municipal Bonds (Munis)

“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the six-month reporting period. As 2014 approached its conclusion, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme covered not only the stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other central banks. In this environment, the U.S. dollar, longer-maturity U.S. Treasuries, and large-cap U.S. stocks benefited from perceived “flight to quality” capital flows.

For munis, the reporting period was a six-month slice of what was shaping up to be a bounce-back year. After selling off in 2013, munis generally rebounded in 2014, demonstrating resiliency from the ripple effects of Detroit’s bankruptcy, Puerto Rico’s fiscal struggles, and the “Taper Tantrum” interest rate increase. The rebound resulted from a favorable combination of constrained inflation, improving U.S. economic and credit conditions, strong demand for yield, relatively low muni issuance, and the unexpected U.S. Treasury market rally. The Barclays Municipal Bond Index returned 2.45% for the six months, compared with 1.92% for the Barclays U.S. Aggregate Bond Index. The Barclays Municipal High Yield Bond Index performed even better, returning 3.43%.

We expect global divergence in economic growth and monetary policies to continue well into 2015, aligned with expectations that the Federal Reserve might finally start raising short-term U.S. interest rates. However, global economic weakness (reflected in recent commodity price declines) and low inflation might delay the rate hikes until the second half of 2015. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of November 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWTIX	1.21%	5.00%	3.95%	4.06%	5.07%	3/2/87
Barclays 7 Year Municipal Bond Index	—	1.71%	5.69%	4.62%	4.76%	N/A(2)	—
Institutional Class	AXBIX	1.40%	5.30%	4.17%	4.27%	4.14%	4/15/03
A Class	TWWOX						3/1/10
No sales charge*		1.17%	4.83%	—	—	3.57%
With sales charge*		-3.38%	0.10%	—	—	2.57%
C Class	TWTCX						3/1/10
No sales charge*		0.79%	4.05%	—	—	2.78%
With sales charge*		-0.21%	4.05%	—	—	2.78%

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Benchmark data first available January 1990.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.47%	0.27%	0.72%	1.47%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Fund Characteristics

NOVEMBER 30, 2014
Portfolio at a Glance
Weighted Average Maturity	9.4 years
Average Duration (Modified)	4.2 years

Top Five States and Territories	% of net assets
California	16.5%
New York	13.4%
Illinois	6.7%
Florida	6.0%
Pennsylvania	6.0%

Top Five Sectors	% of fund investments
General Obligations (State)	19%
Special Tax	11%
Tollroads	10%
Lease Revenue	9%
Public Power	9%

Types of Investments in Portfolio	% of net assets
Municipal Securities	99.6%
Other Assets and Liabilities	0.4%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2014 to November 30, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/14	Ending Account Value 11/30/14	Expenses Paid During Period(1)6/1/14 - 11/30/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,012.10	$2.37	0.47%
Institutional Class	$1,000	$1,014.00	$1.36	0.27%
A Class	$1,000	$1,011.70	$3.63	0.72%
C Class	$1,000	$1,007.90	$7.40	1.47%
Hypothetical
Investor Class	$1,000	$1,022.71	$2.38	0.47%
Institutional Class	$1,000	$1,023.72	$1.37	0.27%
A Class	$1,000	$1,021.46	$3.65	0.72%
C Class	$1,000	$1,017.70	$7.44	1.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

NOVEMBER 30, 2014 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.6%
Alabama — 0.3%
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 4.00%, 6/1/16	$1,060,000	$1,114,113
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 5.00%, 6/1/17	1,500,000	1,653,840
Alabama 21st Century Authority Rev., Series 2012 A, (Tobacco Settlement Revenue), 5.00%, 6/1/19	4,510,000	5,192,047
Columbia Industrial Development Board Pollution Control Rev., Series 1995 C, (Alabama Power Company Project), VRDN, 0.07%, 12/1/14	1,400,000	1,400,000
Gadsden Industrial Development Board Pollution Control Rev., (Alabama Power Company Project), VRDN, 0.04%, 12/1/14	1,650,000	1,650,000
		11,010,000
Alaska — 0.1%
Aleutians East Borough Project Rev., (Aleutian Pribilof Islands, Inc.), 5.00%, 6/1/20 (ACA)	1,875,000	1,888,106
Arizona — 1.5%
Arizona Board of Regents COP, Series 2006 A, (University of Arizona), 5.00%, 6/1/18 (Ambac)	1,935,000	2,060,136
Arizona Health Facilities Authority Rev., Series 2007 B, (Banner Health), VRN, 0.97%, 1/1/15	7,500,000	6,773,325
Arizona Health Facilities Authority Rev., Series 2008 D, (Banner Health), 5.00%, 1/1/15	3,000,000	3,013,350
Arizona Water Infrastructure Finance Authority Rev., Series 2010 A, 5.00%, 10/1/18	3,000,000	3,468,270
City of Mesa Excise Tax Rev., 5.00%, 7/1/27	2,000,000	2,193,400
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	5,000,000	5,756,050
Navajo County Unified School District No. 20 Rev., Series 2006 A, 5.00%, 7/1/17 (NATL-RE)	1,815,000	1,999,041
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40	3,000,000	3,207,000
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24	1,750,000	2,012,343
Phoenix GO, Series 1995 A, 6.25%, 7/1/17	1,070,000	1,225,674
Phoenix Industrial Development Authority Government Office Lease Rev., (Capitol Mall LLC), 5.00%, 9/15/26 (Ambac)	1,750,000	1,810,778
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)(1)	1,065,000	1,231,023
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)	645,000	732,533
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(1)	1,120,000	1,323,414
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)	680,000	786,998
Pinal County Apache Junction Unified School District No. 43 GO, Series 2006 B, (School Improvements), 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(1)	775,000	832,474
Queen Creek Improvement District No. 1 Special Assessment Rev., 5.00%, 1/1/16	1,000,000	1,020,300

	Principal Amount	Value
Salt River Project Agricultural Improvement & Power District Rev., Series 2008 A, (Electric System Distribution), 5.00%, 1/1/38	$4,900,000	$5,340,804
Salt River Project Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39	4,060,000	4,535,304
		49,322,217
Arkansas — 0.2%
Little Rock Metrocentere Improvement District No. 1 Rev., (Little Rock Newspapers, Inc.), VRDN, 0.05%, 12/1/14 (LOC: JPMorgan Chase Bank N.A.)	3,100,000	3,100,000
Valdez Marine Terminal Rev., Series 2003 C, (BP Pipelines, Inc.), 5.00%, 1/1/21 (GA: BP plc)	2,600,000	3,067,272
		6,167,272
California — 16.5%
Anaheim Public Financing Authority Rev., Series 2014 A, 5.00%, 5/1/24	1,500,000	1,774,200
Anaheim Public Financing Authority Rev., Series 2014 A, 5.00%, 5/1/26	2,000,000	2,324,780
Anaheim Public Financing Authority Rev., Series 2014 A, 5.00%, 5/1/27	1,725,000	1,994,893
Anaheim Public Financing Authority Rev., Series 2014 A, 5.00%, 5/1/30	1,750,000	1,994,580
Anaheim Public Financing Authority Rev., Series 2014 A, 5.00%, 5/1/31	2,000,000	2,272,560
Anaheim Public Financing Authority Rev., Series 2014 A, 5.00%, 5/1/32	2,000,000	2,260,460
Anaheim Public Financing Authority Rev., Series 2014 A, 5.00%, 5/1/33	1,800,000	2,025,126
Anaheim Public Financing Authority Rev., Series 2014 A, 5.00%, 5/1/39	4,000,000	4,442,440
Anaheim Public Financing Authority Rev., Series 2014 A, 5.00%, 5/1/46	3,900,000	4,269,096
Bay Area Toll Authority Toll Bridge Rev., (San Francisco Bay Area), 5.00%, 4/1/26	5,900,000	7,035,219
Bay Area Toll Authority Toll Bridge Rev., Series 2006 C-4, (San Francisco Bay Area), VRDN, 1.45%, 8/1/17	5,975,000	6,054,169
Bay Area Toll Authority Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/16, Prerefunded at 100% of Par(1)	11,780,000	12,522,376
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A-1, (San Francisco Bay Area), VRDN, 0.74%, 12/4/14	2,175,000	2,181,895
Bay Area Toll Authority Toll Bridge Rev., Series 2008 G-1, (San Francisco Bay Area), VRDN, 1.14%, 12/4/14	3,750,000	3,827,700
Bay Area Toll Authority Toll Bridge Rev., Series 2014 B, VRDN, 1.50%, 4/2/18	1,970,000	1,991,946
California Department of Water Resources Power Supply Rev., Series 2005 F-5, 5.00%, 5/1/22	6,215,000	7,075,777
California Department of Water Resources Power Supply Rev., Series 2005 G-4, 5.00%, 5/1/16	2,450,000	2,614,885
California Department of Water Resources Power Supply Rev., Series 2008 AE, (Central Valley) 5.00%, 6/1/18, Prerefunded at 100% of Par(1)	2,795,000	3,207,989
California Department of Water Resources Power Supply Rev., Series 2008 AE, (Central Valley) 5.00%, 12/1/22	205,000	234,971
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/16	5,000,000	5,336,500
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19	5,000,000	5,875,100
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/15	3,750,000	3,828,037
California Department of Water Resources Power Supply Rev., Series 2013 AM, (Central Valley), 5.00%, 12/1/25	10,185,000	12,458,292
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18	3,890,000	4,479,996
California Educational Facilities Authority Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24	3,500,000	4,046,910

	Principal Amount	Value
California GO, 5.00%, 3/1/15	$6,500,000	$6,582,615
California GO, 5.00%, 5/1/15	6,000,000	6,125,100
California GO, 5.00%, 10/1/17	8,000,000	8,979,280
California GO, 5.25%, 9/1/23	25,000,000	30,296,250
California GO, 5.00%, 9/1/24	10,000,000	12,059,200
California GO, 5.00%, 12/1/26	3,755,000	4,478,739
California GO, 5.00%, 2/1/27	10,000,000	11,707,300
California GO, 5.00%, 11/1/27	5,000,000	5,897,100
California GO, 5.00%, 2/1/28	10,000,000	11,609,100
California GO, 5.75%, 4/1/31	16,630,000	19,601,116
California GO, 5.00%, 6/1/32	11,805,000	12,777,378
California GO, 5.00%, 11/1/32	2,785,000	3,051,580
California GO, 6.00%, 4/1/38	5,000,000	5,994,650
California GO, 5.50%, 11/1/39	10,000,000	11,549,800
California GO, Series 2012 B, VRN, 0.94%, 12/4/14	4,000,000	4,063,200
California GO, Series 2012 B, VRN, 1.04%, 12/4/14	1,600,000	1,630,928
California GO, Series 2012 B, VRN, 1.19%, 12/4/14	1,920,000	1,964,813
California Health Facilities Financing Authority Rev., Series 2008 A, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,531,545
California Health Facilities Financing Authority Rev., Series 2008 B, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	2,200,000	2,246,266
California Health Facilities Financing Authority Rev., Series 2008 C, (Lucile Salter Packard Children's Hospital), VRDN, 1.45%, 3/15/17	1,500,000	1,531,545
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	35,000	42,591
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	2,090,000	2,543,300
California Health Facilities Financing Authority Rev., Series 2008 I, (Catholic Healthcare West), 5.125%, 7/1/15, Prerefunded at 100% of Par(1)	2,075,000	2,136,088
California Health Facilities Financing Authority Rev., Series 2009 A, (Adventist Health System West), 5.75%, 9/1/39	2,500,000	2,892,850
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 5.50%, 7/1/22	5,000,000	5,817,750
California Health Facilities Financing Authority Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38	10,000,000	12,071,700
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/19	1,900,000	2,239,986
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.00%, 8/15/24	1,250,000	1,456,488
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	1,775,000	2,009,726
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridge), (First Lien), 5.00%, 7/1/26 (FGIC)(1)	4,825,000	6,223,526
California Municipal Finance Authority Rev., Series 2010 A, (University of La Verne), 6.25%, 6/1/40	1,500,000	1,746,510
California Municipal Finance Authority COP, (Community Hospitals of Central California Obligated Group), 5.50%, 2/1/39	1,450,000	1,591,781
California Public Works Board Lease Rev., Series 2009 A, (Department of General Services - Building 8 & 9), 6.25%, 4/1/34	4,000,000	4,807,840
California Public Works Board Lease Rev., Series 2009 I-1, (Various Capital Projects), 5.375%, 11/1/22	8,000,000	9,514,400

	Principal Amount	Value
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/24	$11,500,000	$13,630,950
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/25	5,000,000	5,871,100
California Public Works Board Lease Rev., Series 2012 D, 5.00%, 9/1/36	1,935,000	2,177,475
California State University Systemwide Rev., Series 2011 A, 5.00%, 11/1/15	3,315,000	3,464,573
California Statewide Communities Development Authority Rev., Series 2002 C, (Kaiser Permanente), VRDN, 5.00%, 11/1/17	2,400,000	2,662,776
California Statewide Communities Development Authority Rev., Series 2009 E-2, (Kaiser Permanente), VRDN, 5.00%, 5/1/17	2,200,000	2,440,878
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	10,000,000	11,033,100
California Statewide Communities Development Authority Rev., Series 2012 B, (Kaiser Permanente), VRDN, 0.99%, 12/4/14	5,000,000	5,004,400
California Statewide Communities Development Authority Water & Waste Rev., Series 2004 A, (Pooled Financing Program), 5.25%, 10/1/19 (AGM)	110,000	110,448
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, 0.00%, 8/1/29 (NATL-RE)(2)	2,230,000	1,296,500
Foothill-De Anza Community College District GO, Series 2007 B, 5.00%, 8/1/17 (Ambac)	2,305,000	2,465,866
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 A, 6.00%, 1/15/49	2,350,000	2,732,204
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 B-1, VRDN, 5.00%, 1/15/18	3,750,000	4,090,012
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 B-3, VRDN, 5.50%, 1/15/23	3,900,000	4,512,885
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A-1, 5.00%, 6/1/15	5,000,000	5,084,750
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	1,650,000	1,884,861
Hesperia Unified School District COP, (2007 Capital Improvement), 5.00%, 2/1/17 (Ambac)	670,000	717,959
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.25%, 9/1/37	2,225,000	2,540,928
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	2,355,000	2,593,985
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/26	1,485,000	1,730,233
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/28	1,250,000	1,437,813
Jurupa Public Financing Authority Special Tax Rev., Series 2014 A, 5.00%, 9/1/29	1,060,000	1,214,484
Los Angeles Community College District GO, Series 2008 E-1, (Election of 2001), 5.00%, 8/1/20	2,250,000	2,596,500
Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/20	900,000	1,068,642
Los Angeles County COP, (Disney Concert Hall), 5.00%, 9/1/21	1,250,000	1,496,237
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20	5,000,000	5,877,700
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 4.00%, 7/1/17	100,000	109,232
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/18	500,000	575,450

	Principal Amount	Value
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/19	$250,000	$294,953
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/20	1,000,000	1,201,330
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/21	500,000	601,205
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/21	10,000,000	12,154,200
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/18	2,300,000	2,640,009
Los Angeles Unified School District GO, Series 2009 D, 5.00%, 7/1/20	6,065,000	7,088,105
Los Angeles Unified School District GO, Series 2009 I, 5.00%, 7/1/21	6,520,000	7,603,950
Los Angeles Unified School District GO, Series 2011 A-1, 5.00%, 7/1/18	3,205,000	3,678,795
Los Angeles Unified School District GO, Series 2011 A-2, 5.00%, 7/1/21	10,070,000	12,193,562
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	2,300,000	2,611,558
Metropolitan Water District of Southern California Rev., Series 2011 A-2, VRDN, 0.19%, 12/4/14	5,000,000	4,999,450
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/19 (AGC)	2,300,000	2,643,022
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/20 (AGC)	2,500,000	2,855,625
Northern California Power Agency Rev., Series 2008 C, (Hydroelectric Project Number One), 5.00%, 7/1/21 (AGC)	5,000,000	5,697,950
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/16	1,000,000	1,075,990
Northern California Power Agency Rev., Series 2010 A, 5.00%, 7/1/17	1,500,000	1,673,385
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	1,925,000	2,380,262
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	5,735,000	5,989,863
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)	1,000,000	1,203,300
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(2)	4,610,000	1,363,223
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	2,665,000	3,096,037
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/18, Prerefunded at 100% of Par(1)	4,700,000	5,619,414
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	3,950,000	4,747,544
San Diego County Water Authority Rev., Series 2011 S-1, (Subordinate Lien), 5.00%, 7/1/16	5,555,000	5,949,794
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/22	2,000,000	2,372,220
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/23	3,000,000	3,544,020
San Francisco City and County Airports Commission Rev., Series 2008 34-F, 5.00%, 5/1/17 (AGC)	4,140,000	4,596,849
San Joaquin Hills Transportation Corridor Agency Rev., Series 2014 A, (Senior Lien), 5.00%, 1/15/29	5,900,000	6,638,444
San Marcos Public Facilities Authority Tax Allocation Rev., Series 2006 A, (Project Area No. 3), 5.00%, 8/1/20 (Ambac)	1,525,000	1,605,520
Southern California Public Power Authority Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22	2,875,000	3,293,859
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/16 (BAM)	630,000	666,427
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/17 (BAM)	395,000	427,726

	Principal Amount	Value
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/18 (BAM)	$490,000	$537,692
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.625%, 1/1/29	2,800,000	3,257,268
Twin Rivers Unified School District COP, (School Facilities Bridge Funding Program), VRDN, 3.20%, 6/1/20 (AGM)	6,250,000	6,256,187
		547,882,617
Colorado — 2.0%
Aurora Hospital Rev., (Children's Hospital Association), 5.00%, 12/1/40	1,250,000	1,335,438
Colorado Department of Transportation Rev., (Transportation Revenue Anticipation Notes), 5.00%, 12/15/16	5,000,000	5,466,500
Colorado Health Facilities Authority Rev., (Catholic Health Initiatives), 6.00%, 10/1/23	1,500,000	1,743,750
Colorado Health Facilities Authority Rev., Series 2006 B, (Longmont Unified Hospital), 5.00%, 12/1/20 (Radian)	1,000,000	1,031,490
Colorado Water Resources & Power Development Authority Rev., Series 2000 A, 6.25%, 9/1/16	30,000	30,153
Denver City and County Airport Rev., Series 2010 A, 5.00%, 11/15/21	2,500,000	2,921,800
Denver City and County Airport Rev., Series 2013 B, 5.00%, 11/15/43	7,400,000	8,262,692
E-470 Public Highway Authority Rev., Series 2014 A, VRDN, 1.22%, 12/4/14	8,650,000	8,656,315
Regional Transportation District Rev., Series 2012 A, (Fastracks Project), 5.00%, 11/1/25	9,800,000	11,711,882
Regional Transportation District COP, Series 2010 A, 5.50%, 6/1/21	2,000,000	2,370,700
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 7/15/19	3,600,000	4,171,932
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.25%, 1/15/20	4,835,000	5,605,167
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/20	2,895,000	3,343,551
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/21	1,400,000	1,600,914
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/21	1,400,000	1,592,976
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 1/15/22	1,400,000	1,578,808
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 5.00%, 7/15/22	1,500,000	1,691,580
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	1,000,000	1,121,280
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/30	1,200,000	1,383,384
		65,620,312
Connecticut — 2.2%
Connecticut GO, Series 2004 D, 5.00%, 12/1/14 (NATL-RE)	5,000,000	5,002,050
Connecticut GO, Series 2005 A, VRDN, 0.74%, 12/4/14	5,000,000	5,007,400
Connecticut GO, Series 2006 D, 5.00%, 11/1/15	1,595,000	1,666,695
Connecticut GO, Series 2009 A, 5.00%, 1/1/16	8,375,000	8,812,678
Connecticut GO, Series 2012 A, VRDN, 0.44%, 12/4/14	4,500,000	4,504,590
Connecticut GO, Series 2012 A, VRDN, 0.57%, 12/4/14	4,300,000	4,319,264
Connecticut GO, Series 2012 A, VRDN, 0.72%, 12/4/14	4,000,000	4,030,960
Connecticut GO, Series 2013 A, 5.00%, 10/15/27	3,000,000	3,539,820
Connecticut Health & Educational Facilities Authority Rev., Series 1999 G, (Ascension Health Center), VRDN, 1.55%, 2/1/17	3,155,000	3,216,333

	Principal Amount	Value
Connecticut Health & Educational Facilities Authority Rev., Series 2007 I, (Quinnipiac University), 5.00%, 7/1/16 (NATL-RE)	$2,660,000	$2,851,493
Connecticut Health & Educational Facilities Authority Rev., Series 2010 A-3, (Yale University), VRDN, 0.875%, 2/8/18	17,900,000	17,905,907
New Haven GO, Series 2014 B, 5.00%, 8/1/23 (AGM)	10,000,000	11,934,300
		72,791,490
District of Columbia — 1.0%
District of Columbia Rev., Series 2010 A, (Income Tax Secured), 5.00%, 12/1/19	5,000,000	5,920,800
District of Columbia Rev., Series 2012 A, (Income Tax Secured), 5.00%, 12/1/16	1,200,000	1,311,276
District of Columbia Rev., Series 2012 A, (Income Tax Secured), 5.00%, 12/1/17	5,000,000	5,654,900
District of Columbia Rev., Series 2012 C, (Income Tax Secured), 4.00%, 12/1/15	4,500,000	4,675,050
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2008 A, (Subordinated Lien), 5.00%, 10/1/34 (AGC)	1,200,000	1,325,196
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2012 B-1, VRDN, 0.52%, 12/4/14	2,500,000	2,500,000
Metropolitan Washington Airports Authority Rev., Series 2009 A, (First Senior Lien), 5.00%, 10/1/39	5,000,000	5,387,700
Washington Metropolitan Area Transit Authority Rev., Series 2009 A, 5.00%, 7/1/17	4,600,000	5,120,306
		31,895,228
Florida — 6.0%
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/24	2,650,000	3,121,594
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/25	1,000,000	1,156,560
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/26	1,000,000	1,146,880
Broward County School Board COP, Series 2012 A, 5.00%, 7/1/26	11,800,000	13,503,566
Citizens Property Insurance Corp. Rev., Series 2009 A-1, (Senior Secured), 5.50%, 6/1/16 (AGC)	9,450,000	10,175,949
Citizens Property Insurance Corp. Rev., Series 2009 A-1, (Senior Secured), 6.00%, 6/1/17	2,500,000	2,824,850
Citizens Property Insurance Corp. Rev., Series 2011 A-1, (Senior Secured), 5.00%, 6/1/16	3,000,000	3,204,390
Citizens Property Insurance Corp. Rev., Series 2011 A-1, (Senior Secured), 5.00%, 6/1/18	4,440,000	5,020,663
Citizens Property Insurance Corp. Rev., Series 2012 A-1 (Senior Secured), 5.00%, 6/1/20	6,050,000	7,069,001
Escambia County Rev., (Gulf Power Co.), VRDN, 2.10%, 4/11/19	1,500,000	1,539,600
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/20	2,000,000	2,346,320
Florida Municipal Power Agency Rev., Series 2009 A, (All Requirements Power), 5.25%, 10/1/21	3,470,000	4,062,017
Florida State Board of Education GO, Series 2013 A, 5.00%, 6/1/22	10,000,000	12,186,600
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/16	1,000,000	1,059,480
Halifax Hospital Medical Center Rev., Series 2006 A, 5.25%, 6/1/18	575,000	605,901
Halifax Hospital Medical Center Rev., Series 2006 B-1, 5.50%, 6/1/38 (AGM)	1,000,000	1,085,610
Halifax Hospital Medical Center Rev., Series 2006 B-2, 5.375%, 6/1/31 (AGM)	2,000,000	2,173,380
Indian River County Rev., (Spring Training Facility), 5.25%, 4/1/15 (NATL-RE/FGIC)	410,000	411,730

	Principal Amount	Value
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/15	$3,000,000	$3,123,120
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/17	1,810,000	2,033,481
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/21	3,115,000	3,741,115
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/22	1,750,000	2,110,203
JEA Electric System Rev., Series 2013 A, 5.00%, 10/1/23	1,500,000	1,798,860
Lee County School Board COP, Series 2012 B, 5.00%, 8/1/17	3,170,000	3,531,317
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,661,997
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,999,565
Miami Parking Facilities Rev., 5.25%, 10/1/15 (NATL-RE)	335,000	346,236
Miami-Dade County Rev., Series 2012 B, 5.00%, 10/1/37	900,000	998,028
Miami-Dade County Aviation Department Rev., Series 2007 D, (Miami International Airport), 5.25%, 10/1/26 (AGM)	4,650,000	5,177,728
Miami-Dade County Aviation Department Rev., Series 2010 B, 5.00%, 10/1/41	3,000,000	3,258,030
Miami-Dade County Expressway Authority Rev., Series 2014 A, 5.00%, 7/1/29	800,000	924,184
Miami-Dade County Expressway Authority Rev., Series 2014 A, 5.00%, 7/1/30	1,560,000	1,796,574
Miami-Dade County Expressway Authority Rev., Series 2014 A, 5.00%, 7/1/31	1,000,000	1,146,300
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/26	2,000,000	2,362,320
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/27	1,500,000	1,761,405
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/30	1,835,000	2,128,105
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/31	1,300,000	1,501,799
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 4.00%, 9/15/19	440,000	464,033
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	1,800,000	1,871,244
Miami-Dade County Water & Sewer Rev., Series 2013 A, 5.00%, 10/1/42	9,335,000	10,358,489
Orange County School Board COP, Series 2012 B, 5.00%, 8/1/26	8,000,000	9,179,440
Orange County School Board COP, Series 2012 B, 5.00%, 8/1/27	6,500,000	7,404,995
Orlando & Orange County Expressway Authority Rev., Series 2010 A, 5.00%, 7/1/40	3,000,000	3,337,860
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33	2,000,000	2,254,080
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/19	1,500,000	1,765,740
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/20	5,000,000	5,968,200
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/21	4,745,000	5,725,839
Orlando Utilities Commission System Rev., Series 2011 C, 5.00%, 10/1/22	1,750,000	2,131,710
Orlando Utilities Commission Water & Electric Rev., Series 1989 D, 6.75%, 10/1/17(1)	485,000	537,812
Palm Beach County Health Facilities Authority Rev., Series 2010 A, (Bethesda Healthcare System), 5.25%, 7/1/40 (AGM)	5,850,000	6,518,011
Palm Beach County School Board COP, Series 2011 A, VRDN, 5.00%, 8/1/16	7,000,000	7,516,320

	Principal Amount	Value
South Lake County Hospital District Rev., Series 2010 A, (South Lake Hospital), 6.25%, 4/1/39	$3,250,000	$3,650,075
St. Petersburg Health Facilities Authority Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/39	4,700,000	5,576,080
Sunrise Florida Utilities System Rev., 5.20%, 10/1/20, Prerefunded at 100% of Par (Ambac)(1)	430,000	508,097
Sunrise Florida Utilities System Rev., 5.20%, 10/1/22 (Ambac)	570,000	637,123
Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/16	3,600,000	3,904,560
Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/17	3,000,000	3,369,510
Tampa Guaranteed Entitlement Rev., 6.00%, 10/1/18 (Ambac)	190,000	204,742
Tampa Water & Sewer Rev., 6.00%, 10/1/17 (AGM)	1,000,000	1,150,070
University Athletic Association, Inc. Rev., VRDN, 0.04%, 12/1/14 (LOC: JPMorgan Chase Bank N.A.)	1,250,000	1,250,000
		201,378,488
Georgia — 1.8%
Athens-Clarke County Unified Government Water & Sewer Rev., 5.625%, 1/1/28	1,200,000	1,393,908
Atlanta Rev., Series 2009 A, 6.00%, 11/1/27	5,000,000	6,024,500
Atlanta Rev., Series 2009 A, 6.00%, 11/1/28	3,000,000	3,603,480
Floyd County Development Authority Rev., (Power Company Plant Hammond Project), VRDN, 0.05%, 12/1/14 (Acquired 11/1/13, Cost $5,000,000)(3)	5,000,000	5,000,000
Georgia GO, Series 2009 G, 5.00%, 11/1/16	2,000,000	2,177,780
Georgia GO, Series 2009 I, 5.00%, 7/1/16	10,000,000	10,743,200
Georgia Municipal Electric Authority Rev., Series 2008 A, (Project 1), 5.25%, 1/1/17	5,000,000	5,494,100
Georgia Municipal Electric Authority Rev., Series 2008 D, (Project 1), 5.50%, 1/1/26	4,800,000	5,521,392
Georgia Road & Tollway Authority Rev., Series 2008 A, (Federal Highway Grant Anticipation Bonds), 5.00%, 6/1/16	6,350,000	6,788,785
Georgia Road & Tollway Authority Rev., Series 2009 A, (Federal Highway Grant Anticipation Bonds), 5.00%, 6/1/21	4,000,000	4,595,400
Marietta Development Authority Rev., (Life University, Inc.), 6.25%, 6/15/20	705,000	757,501
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design Project), 5.00%, 4/1/44	1,300,000	1,406,236
Private Colleges & Universities Authority Rev., Series 2009 B, (Emory University), 5.00%, 9/1/35	1,000,000	1,131,360
Putnam County Development Authority Rev., (Georgia Power Co.), VRDN, 0.05%, 12/1/14	4,100,000	4,100,000
		58,737,642
Guam — 0.9%
Guam Government Business Privilege Tax GO, Series 2011 A, 5.00%, 1/1/27	3,185,000	3,596,725
Guam Government Business Privilege Tax GO, Series 2011 A, 5.25%, 1/1/36	2,000,000	2,228,020
Guam Government Department of Education COP, Series 2010 A, (John F. Kennedy High School), 6.875%, 12/1/40	1,500,000	1,681,710
Guam Government GO, Series 2009 A, 6.00%, 11/15/19	5,000,000	5,529,000
Guam Government GO, Series 2009 A, 6.75%, 11/15/29	12,570,000	14,422,692
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/26 (AGM)	2,000,000	2,334,220

	Principal Amount	Value
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/27 (AGM)	$1,000,000	$1,159,810
		30,952,177
Hawaii — 0.8%
Hawaii GO, Series 2007 DJ, 5.00%, 4/1/26 (Ambac)	5,000,000	5,472,500
Hawaii GO, Series 2010 DY, 5.00%, 2/1/15	1,000,000	1,008,610
Hawaii GO, Series EA, 5.00%, 12/1/23	10,000,000	12,088,900
Hawaii Pacific Health Rev., Series 2010 A, 5.50%, 7/1/40	2,500,000	2,763,875
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40	800,000	895,840
Honolulu City and County GO, Series 2009 A, 5.00%, 4/1/21	3,000,000	3,467,310
Honolulu City and County Wastewater System Rev., Series 2012 A, (First Bond Resolution), 5.00%, 7/1/23	905,000	1,085,131
		26,782,166
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Regional Medical Center), 5.00%, 7/1/35 (AGM)	250,000	269,545
Idaho Housing & Finance Association Rev., Series 2011 A, 5.00%, 7/15/29	3,000,000	3,332,520
		3,602,065
Illinois — 6.7%
Bedford Park GO, Series 2004 A, 5.25%, 12/15/14, Prerefunded at 100% of Par (AGM)(1)	2,000,000	2,004,860
Bourbonnais Industrial Project Rev., (Olivet Nazarene University), 5.00%, 11/1/20	1,235,000	1,400,107
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/14	1,050,000	1,050,410
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/15	1,250,000	1,305,963
Chicago Midway Airport Rev., Series 2014 B, 5.00%, 1/1/19	800,000	917,392
Chicago Midway Airport Rev., Series 2014 B, 5.00%, 1/1/21	800,000	940,248
Chicago Midway Airport Rev., Series 2014 B, 5.00%, 1/1/22	600,000	709,092
Chicago Motor Fuel Tax Rev., Series 2013 5.00%, 1/1/20	275,000	315,246
Chicago Motor Fuel Tax Rev., Series 2013 5.00%, 1/1/21	1,450,000	1,668,211
Chicago Motor Fuel Tax Rev., Series 2013 5.00%, 1/1/23	700,000	808,332
Chicago Motor Fuel Tax Rev., Series 2013 5.00%, 1/1/24	2,000,000	2,311,860
Chicago O'Hare International Airport Rev., Series 2005 B, 5.25%, 1/1/18 (NATL-RE)	5,000,000	5,657,550
Chicago O'Hare International Airport Rev., Series 2008 C, 4.00%, 1/1/17 (AGM)	600,000	642,270
Chicago O'Hare International Airport Rev., Series 2011 A, (Third Lien), 5.75%, 1/1/39	2,000,000	2,303,480
Chicago O'Hare International Airport Rev., Series 2011 B, (Third Lien), 5.00%, 1/1/16	1,000,000	1,051,240
Chicago O'Hare International Airport Rev., Series 2011 B, (Third Lien), 5.00%, 1/1/22	1,000,000	1,160,340
Chicago Wastewater Transmission Rev., (Second Lien), 5.00%, 1/1/29	1,100,000	1,249,050
Chicago Wastewater Transmission Rev., (Second Lien), 5.00%, 1/1/31	1,000,000	1,127,120
Chicago Wastewater Transmission Rev., (Second Lien), 5.00%, 1/1/32	1,000,000	1,123,790
Chicago Waterworks Rev., (Second Lien), 5.00%, 11/1/39	2,520,000	2,791,102
Cicero GO, Series 2005 A, 5.25%, 1/1/15, Prerefunded at 100% of Par (XLCA)(1)	1,250,000	1,255,825
Cicero GO, Series 2005 A, 5.25%, 1/1/15, Prerefunded at 100% of Par (XLCA)(1)	1,000,000	1,004,660

	Principal Amount	Value
Illinois Dedicated Tax Rev., (Civic Center), 6.25%, 12/15/20 (Ambac)	$1,455,000	$1,602,683
Illinois Educational Facilities Authority Rev., Series 2001 B-1, (University of Chicago), VRDN, 1.10%, 2/15/18	3,875,000	3,880,192
Illinois Finance Authority Rev., (Central DuPage Health), 5.00%, 11/1/27	3,595,000	4,001,810
Illinois Finance Authority Rev., (Little Co. Mary Hospital Health), 5.375%, 8/15/40	1,000,000	1,064,620
Illinois Finance Authority Rev., Series 2008 A, (Prairie Power, Inc.), VRDN, 1.30%, 5/8/17 (GA: National Rural Utilities Cooperative Finance Corp.)	1,960,000	1,970,074
Illinois Finance Authority Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28	5,000,000	5,800,600
Illinois Finance Authority Rev., Series 2009 C, (Rush University Medical Center), 6.375%, 11/1/29	5,000,000	5,798,800
Illinois Finance Authority Rev., Series 2010 A, (Provena Health), 5.25%, 5/1/16	1,000,000	1,051,890
Illinois Finance Authority Rev., Series 2011 A, (Carle Foundation), 6.00%, 8/15/41	2,000,000	2,310,980
Illinois GO, 5.00%, 1/1/15	15,000,000	15,062,550
Illinois GO, 5.50%, 8/1/15 (NATL-RE)	1,795,000	1,854,917
Illinois GO, 5.00%, 1/1/17 (AGM)	9,800,000	10,584,882
Illinois GO, 4.00%, 9/1/17	5,000,000	5,356,150
Illinois GO, 5.00%, 7/1/19	5,000,000	5,588,450
Illinois GO, 5.00%, 1/1/20	1,000,000	1,119,060
Illinois GO, 5.00%, 2/1/20	2,000,000	2,240,440
Illinois GO, 5.00%, 2/1/21	950,000	1,063,753
Illinois GO, 5.00%, 2/1/23	5,380,000	6,028,989
Illinois GO, 5.00%, 8/1/23	5,000,000	5,615,100
Illinois GO, 5.00%, 8/1/24	18,585,000	20,465,988
Illinois GO, 5.00%, 3/1/37	900,000	940,860
Illinois GO, 5.50%, 7/1/38	4,900,000	5,420,380
Illinois GO, 5.00%, 5/1/39	5,880,000	6,170,413
Illinois GO, Series 2012 A, 4.00%, 1/1/16	11,235,000	11,634,292
Illinois Sales Tax Rev., 5.00%, 6/15/17	3,000,000	3,331,050
Illinois Sales Tax Rev., 5.00%, 6/15/26	4,000,000	4,673,080
Illinois State Unemployment Insurance Fund Building Receipts Rev., Series 2012 A, 5.00%, 6/15/15	4,000,000	4,107,200
Illinois Toll Highway Authority Rev., Series 2010 A-1, 5.00%, 1/1/25	5,000,000	5,666,900
Illinois Toll Highway Authority Rev., Series 2014 B, (Senior Lien), 5.00%, 1/1/39	2,450,000	2,753,286
Illinois Toll Highway Authority Rev., Series 2014 C, 5.00%, 1/1/36(4)	15,000,000	16,959,900
Kane County Community Unit School District No. 304 GO, 6.20%, 1/1/15, Prerefunded at 100% of Par (AGM)(1)	930,000	935,189
Metropolitan Pier & Exposition Authority Rev., Series 2010 B-2, (McCormick Place Expansion), 5.00%, 6/15/50	2,750,000	2,891,817
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17	6,000,000	6,581,280
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	11,862,500
Regional Transportation Authority Rev., Series 1990 A, 7.20%, 11/1/20 (Ambac)	640,000	758,362
Southwestern Illinois Development Authority Rev., (Triad School District No. 2), 5.00%, 10/1/18 (NATL-RE)	1,000,000	1,076,860

	Principal Amount	Value
University of Illinois COP, Series 2006 A, (Academic Facilities), 5.00%, 3/15/16 (Ambac)	$3,270,000	$3,424,540
		224,447,985
Indiana — 1.2%
Hamilton Southeastern Consolidated School Building Corp. Rev., (Hamilton County), 4.25%, 7/15/20 (AGM)	1,000,000	1,063,660
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/17 (AGM)	1,520,000	1,634,076
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/18 (AGM)	1,600,000	1,719,616
Indiana Bond Bank Rev., Series 2006 A, 5.00%, 8/1/19 (AGM)	1,680,000	1,805,597
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/16	1,055,000	1,133,555
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/20	1,000,000	1,154,100
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,498,458
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,156,740
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,321,143
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,415,400
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,635,555
Indiana Finance Authority Rev., Series 2014 A, (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,395,525
Indiana Finance Authority Lease Rev., Series 2008 A-1, 5.00%, 11/1/16	5,000,000	5,428,600
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/23	2,645,000	3,162,626
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/24	3,025,000	3,604,257
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25	1,650,000	1,952,165
Indiana Transportation Finance Authority Rev., Series 1990 A, 7.25%, 6/1/15	175,000	180,147
Indiana University Rev., Series 2011 U, 5.00%, 8/1/16	1,000,000	1,078,140
Indiana University Rev., Series 2011 U, 5.00%, 8/1/17	2,000,000	2,235,980
Indiana University Rev., Series 2011 U, 5.00%, 8/1/19	4,200,000	4,933,824
		39,509,164
Iowa — 0.1%
Iowa Rev., Series 2009 A, (I-Jobs Program), 5.00%, 6/1/22	2,500,000	2,894,575
Iowa Finance Authority Health Facilities Rev., Series 2006 A, (Development Care Initiatives), 5.25%, 7/1/16	1,690,000	1,773,959
		4,668,534
Kansas — 0.2%
Kansas State Department of Transportation Rev., Series 2009 A, 5.00%, 9/1/16	4,500,000	4,867,380
Olathe Health Facilities Rev., (Olathe Medical Center), VRDN, 0.06%, 12/1/14 (LOC: Bank of America N.A.)	3,000,000	3,000,000
		7,867,380
Kentucky — 0.7%
Kentucky Asset/Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20	4,000,000	4,725,360

	Principal Amount	Value
Kentucky Economic Development Finance Authority Rev., Series 2009 A, (Baptist Healthcare System), 5.375%, 8/15/24	$3,000,000	$3,349,200
Kentucky Economic Development Finance Authority Rev., Series 2009 A, (Baptist Healthcare System), 5.625%, 8/15/27	1,250,000	1,398,275
Kentucky Public Transportation Infrastructure Authority Rev., Series 2013 A, (Downtown Crossing Project), 5.00%, 7/1/17	8,850,000	9,742,611
Kentucky State Property & Buildings Commission Rev., (Project No. 82), 5.25%, 10/1/16 (AGM)	4,600,000	5,005,352
		24,220,798
Louisiana — 1.2%
Louisiana GO, Series 2010 A, 5.00%, 11/15/18	3,225,000	3,734,647
Louisiana GO, Series 2013 C, 5.00%, 7/15/25	3,000,000	3,630,060
Louisiana GO, Series 2013 C, 5.00%, 7/15/26	4,215,000	5,071,235
Louisiana Public Facilities Authority Rev., Series 2006 A, (Black & Gold Facilities), 5.00%, 7/1/15 (CIFG)	1,205,000	1,220,484
Louisiana Public Facilities Authority Rev., Series 2007 A, (Black & Gold Facilities), 5.00%, 7/1/22 (AGC)	1,465,000	1,593,715
New Orleans GO, 5.00%, 12/1/19	5,000,000	5,732,800
New Orleans GO, 5.00%, 12/1/20	4,000,000	4,611,240
New Orleans GO, 5.00%, 12/1/21	6,000,000	6,917,760
New Orleans Sewerage Service Rev., 4.00%, 6/1/16	500,000	524,970
New Orleans Sewerage Service Rev., 5.00%, 6/1/17	750,000	824,685
New Orleans Sewerage Service Rev., 5.00%, 6/1/18	500,000	562,935
New Orleans Sewerage Service Rev., 5.00%, 6/1/19	350,000	401,450
New Orleans Sewerage Service Rev., 5.00%, 6/1/21	400,000	467,096
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	293,730
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	235,396
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/17 (AGM)	1,000,000	1,118,930
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/19 (AGM)	1,000,000	1,163,690
Regional Transit Authority Sales Tax Rev., 5.00%, 12/1/20 (AGM)	1,250,000	1,469,413
		39,574,236
Maine — 0.1%
Portland Airport Rev., 5.00%, 1/1/40 (AGM)	1,795,000	1,928,620
Maryland — 1.2%
Maryland Economic Development Corp. Rev., Series 2010 A, (Transportation Facilities), 5.75%, 6/1/35	1,000,000	1,079,590
Maryland GO, Series 2005 A, (Capital Improvement & Local Facilities), 5.25%, 2/15/15	10,000,000	10,110,600
Maryland GO, Series 2009 B, 5.25%, 8/15/18	4,000,000	4,649,680
Maryland GO, Series 2009 C, 5.00%, 11/1/19	5,055,000	5,988,962
Maryland GO, Series 2011 B, 5.00%, 8/1/19	5,000,000	5,890,650
Maryland GO, Series 2013 A, 5.00%, 3/1/21, Prerefunded at 100% of Par(1)	10,000,000	12,070,400
Maryland Health & Higher Educational Facilities Authority Rev., Series 2008 A, (Johns Hopkins University), 5.25%, 7/1/38	1,645,000	1,829,075
		41,618,957
Massachusetts — 3.7%
Massachusetts Bay Transportation Authority Rev., Series 2008 A, 5.25%, 7/1/34	3,300,000	3,718,176

	Principal Amount	Value
Massachusetts Development Finance Agency Rev., Series 2007 C, (Wheelock College), 5.00%, 10/1/17	$1,075,000	$1,161,925
Massachusetts GO, Series 2011 A, (Consolidated Loan), 5.00%, 4/1/28	10,000,000	11,722,900
Massachusetts GO, Series 2011 B, (Consolidated Loan), 5.00%, 8/1/22	9,635,000	11,405,142
Massachusetts GO, Series 2013 E, (Consolidated Loan), 5.00%, 8/1/24	10,000,000	11,905,300
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36(5)	6,800,000	7,911,392
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 O, (Massachusetts Institute of Technology), 5.75%, 7/1/18, Prerefunded at 100% of Par(1)	10,000,000	11,766,600
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 C, (Massachusetts Eye and Ear Infirmary), 5.375%, 7/1/35	2,000,000	2,140,620
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/20	1,500,000	1,632,405
Massachusetts Health & Educational Facilities Authority Rev., Series 2010 G, (Umass Memorial), 5.00%, 7/1/21	1,050,000	1,126,314
Massachusetts Municipal Wholesale Electric Co. Rev., Series 2012 A, 5.00%, 7/1/15	3,000,000	3,086,280
Massachusetts Port Authority Rev., Series 2012 B, 4.00%, 7/1/18	1,305,000	1,446,919
Massachusetts Port Authority Rev., Series 2012 B, 5.00%, 7/1/19	250,000	292,375
Massachusetts Port Authority Rev., Series 2012 B, 4.00%, 7/1/22	2,655,000	3,015,310
Massachusetts School Building Authority Sales Tax Rev., Series 2011 B, (Senior Lien), 5.00%, 10/15/32	6,630,000	7,713,939
Massachusetts School Building Authority Sales Tax Rev., Series 2012 A, (Senior Lien), 5.00%, 8/15/30	7,750,000	9,080,597
Massachusetts School Building Authority Sales Tax Rev., Series 2012 B, (Senior Lien), 5.00%, 8/15/30	3,575,000	4,188,792
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/23	1,000,000	1,130,290
Massachusetts State Department of Transportation Metropolitan Highway Rev., Series 2010 B, (Metropolitan Senior), 5.00%, 1/1/24	6,000,000	6,741,840
Massachusetts State Transportation Fund Rev., Series 2013 A, (Accelerated Bridge Program), 5.00%, 6/1/25	7,740,000	9,151,853
Massachusetts State Transportation Fund Rev., Series 2013 A, (Accelerated Bridge Program), 5.00%, 6/1/28	1,000,000	1,176,550
Massachusetts State Transportation Fund Rev., Series 2013 A, (Accelerated Bridge Program), 5.00%, 6/1/29	1,755,000	2,064,845
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/23	1,000,000	1,198,370
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/24	1,815,000	2,162,137
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/25	4,215,000	4,996,798
Massachusetts Water Resources Authority Rev., Series 2011 B, (Charlestown Navy Yard), 5.00%, 8/1/26	1,000,000	1,180,920
		123,118,589
Michigan — 3.2%
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/18 (Q-SBLF)	3,500,000	3,906,455
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/28 (Q-SBLF)	6,500,000	7,130,305
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/31 (Q-SBLF)	4,750,000	5,152,372
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/26	4,300,000	4,791,748

	Principal Amount	Value
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/32	$12,500,000	$13,433,875
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	19,825,000	21,292,050
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/15	1,650,000	1,690,062
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/17	1,300,000	1,410,201
Detroit Water Supply System Rev., Series 2011 A, (Senior Lien), 5.00%, 7/1/36	1,000,000	1,057,110
Detroit Water Supply System Rev., Series 2011 C, (Senior Lien), 5.00%, 7/1/41	850,000	891,013
Kalamazoo Public Schools GO, (Building & Site), 5.25%, 5/1/16 (AGM)	1,545,000	1,652,254
Lansing Board of Water & Light Utility System Rev., Series 2011 A, 5.00%, 7/1/27	5,000,000	5,756,850
Michigan Finance Authority Rev., Series 2014 C-1, (Detroit Water & Sewerage Department), 5.00%, 7/1/44	235,000	247,025
Michigan Finance Authority Rev., Series 2014 C-6, (Detroit Water & Sewerage Department), 5.00%, 7/1/33	2,000,000	2,175,400
Michigan Finance Authority Rev., Series 2014 D-4, (Detroit Water & Sewerage Department), 5.00%, 7/1/34	1,500,000	1,626,555
Michigan Finance Authority Rev., Series 2014 H-1, 5.00%, 10/1/27	3,030,000	3,517,072
Michigan Finance Authority Rev., Series 2014 H-1, 5.00%, 10/1/28	3,465,000	4,002,110
Michigan State Building Authority Rev., Series 2009 I, (Facilities Program), 5.25%, 10/15/20	4,000,000	4,646,600
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/15	700,000	716,947
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/16	1,360,000	1,452,983
Michigan State Hospital Finance Authority Rev., Series 2012 A, (Mclaren Health Care Corporation), 5.00%, 6/1/17	1,600,000	1,771,824
Michigan State Hospital Finance Authority Rev., Series 2012 A-4, (Ascension Health Credit Group), VRDN, 1.625%, 11/1/19	8,000,000	7,980,880
Wayne County Airport Authority Rev., Series 2007 (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/18 (NATL-RE/FGIC)	3,000,000	3,349,530
Wayne County Airport Authority Rev., Series 2007 (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/19 (NATL-RE/FGIC)	2,000,000	2,225,460
Wayne County Airport Authority Rev., Series 2014 B, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/30	1,000,000	1,148,950
Wayne County Airport Authority Rev., Series 2014 B, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	650,000	743,236
Wayne County Airport Authority Rev., Series 2014 B, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/32	1,175,000	1,339,242
Wayne County Airport Authority Rev., Series 2014 B, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	1,150,000	1,304,468
		106,412,577
Minnesota — 1.0%
Hugo Charter School Lease Rev., Series 2014 A, (Noble Academy Project), 5.00%, 7/1/29	600,000	643,002
Hugo Charter School Lease Rev., Series 2014 A, (Noble Academy Project), 5.00%, 7/1/34	1,000,000	1,052,200
Hugo Charter School Lease Rev., Series 2014 A, (Noble Academy Project), 5.00%, 7/1/44	2,000,000	2,071,020
Minnesota GO, 5.00%, 11/1/16	6,455,000	7,028,785
Minnesota GO, Series 2010 D, 5.00%, 8/1/19	5,000,000	5,885,650

	Principal Amount	Value
Minnesota Higher Education Facilities Authority Rev., Series 2010-7-B, (Gustavus Adolfus), 5.00%, 10/1/17	$2,740,000	$3,054,442
Minnesota Higher Education Facilities Authority Rev., Series 2010-7-B, (Gustavus Adolfus), 5.00%, 10/1/20	2,680,000	3,098,402
Minnesota Higher Education Facilities Authority Rev., Series 2010-7-B, (Gustavus Adolfus), 5.00%, 10/1/22	1,250,000	1,419,412
Rochester Health Care Facilities Rev., Series 2011 C, (Mayo Clinic), VRDN, 4.50%, 11/15/21	6,000,000	6,966,360
St. Paul Port Authority Rev., Series 2005-7, (Minnesota Public Radio Project), VRDN, 0.05%, 12/1/14 (LOC: JPMorgan Chase Bank N.A.) (GA: American Public Media Group)	1,055,000	1,055,000
		32,274,273
Mississippi — 0.9%
Mississippi Development Bank Special Obligation Rev., (Jackson Water and Sewer System Project), 6.875%, 12/1/40 (AGM)	4,150,000	5,482,399
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/15 (Ambac)	1,565,000	1,628,320
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Biloxi, Mississippi), 5.00%, 11/1/16 (Ambac)	1,645,000	1,769,510
Mississippi Development Bank Special Obligation Rev., Series 2006 A, (Municipal Energy Agency Power Supply), 5.00%, 3/1/17 (XLCA)	1,000,000	1,046,560
Mississippi Development Bank Special Obligation Rev., Series 2007 A, (Mississippi Development Bank), 5.00%, 7/1/19 (Ambac)	4,160,000	4,717,565
Mississippi Development Bank Special Obligation Rev., Series 2010 D, (Department of Corrections), 5.25%, 8/1/27	5,000,000	5,780,350
Mississippi GO, Series 2013 B, 5.00%, 12/1/27	5,000,000	6,033,250
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/17 (AGM)	1,195,000	1,261,621
University of Southern Mississippi Educational Building Co. Rev., Series 2006 A, 5.00%, 3/1/18 (AGM)	1,940,000	2,050,153
		29,769,728
Missouri — 0.5%
Jackson County Public Building Corp. Rev., Series 2006 A, (Capital Improvements), 5.00%, 12/1/15 (NATL-RE)	1,425,000	1,487,657
Missouri Health & Educational Facilities Authority Rev., Series 2008 A, (The Washington University), 5.375%, 3/15/39	2,000,000	2,226,540
Missouri Highway & Transportation Commission Rev., Series 2010 A, 5.00%, 5/1/18	2,700,000	3,078,972
Missouri Joint Municipal Electric Utility Commission Rev., (Plum Point), 5.00%, 1/1/16 (NATL-RE)	3,145,000	3,271,555
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.08%, 12/1/14 (LOC: Commerce Bank N.A.)	3,300,000	3,300,000
Missouri State Health & Educational Facilities Authority Rev., Series 2011 B, (Rockhurst University), VRDN, 0.08%, 12/1/14 (LOC: Commerce Bank N.A.)	965,000	965,000
St. Louis Municipal Finance Corp. Rev., Series 2006 A, (Carnahan Courthouse), 4.00%, 2/15/17 (Ambac)	1,000,000	1,038,080
		15,367,804
Nebraska — 0.3%
Central Plains Energy Project Rev., 5.00%, 9/1/22	2,500,000	2,819,700
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/20	2,500,000	2,822,850
Nebraska Public Power District Rev., Series 2012 A, 5.00%, 1/1/25	750,000	877,245
Omaha Public Power District Electric System Rev., Series 2007 A, 5.00%, 2/1/21	3,000,000	3,270,120
		9,789,915

	Principal Amount	Value
Nevada — 0.2%
Nevada GO, Series 2013 D-1, 5.00%, 3/1/22	$4,800,000	$5,781,696
New Hampshire†
New Hampshire Health & Education Facilities Authority Rev., Series 2004 A, (Kendal at Hanover), 5.00%, 10/1/18	1,160,000	1,164,083
New Jersey — 5.0%
New Jersey Economic Development Authority Rev., Series 2008 W, (School Facilities Construction), 5.00%, 9/1/15(1)	3,475,000	3,603,088
New Jersey Economic Development Authority Rev., Series 2008 Y, (School Facilities Construction), 5.00%, 9/1/33	110,000	121,404
New Jersey Economic Development Authority Rev., Series 2011 GG, (School Facilities Construction), 5.00%, 9/1/19	5,000,000	5,670,450
New Jersey Economic Development Authority Rev., Series 2014 PP, (School Facility Construction), 5.00%, 6/15/26	5,000,000	5,614,200
New Jersey Economic Development Authority Rev., Series 2014 UU, (School Facility Construction), 5.00%, 6/15/23	2,335,000	2,711,612
New Jersey Economic Development Authority Rev., Series 2014 UU, (School Facility Construction), 5.00%, 6/15/24	4,015,000	4,662,981
New Jersey Economic Development Authority Rev., Series 2014 UU, (School Facility Construction), 5.00%, 6/15/25	5,000,000	5,746,050
New Jersey GO, 5.00%, 6/1/17	4,500,000	4,976,910
New Jersey GO, Series 2010 Q, 5.00%, 8/15/15	7,000,000	7,241,990
New Jersey Health Care Facilities Financing Authority Rev., (Hackensack University Medical Center), 5.00%, 1/1/34	1,050,000	1,115,793
New Jersey Health Care Facilities Financing Authority Rev., (The Robert Wood Johnson Foundation), 5.00%, 7/1/31	1,725,000	1,879,077
New Jersey Institute of Technology Rev., Series 2012 A, 5.00%, 7/1/32	1,250,000	1,426,312
New Jersey Sports & Exposition Authority Rev., Series 2008 B, 5.00%, 9/1/18(1)	75,000	86,391
New Jersey State Turnpike Authority Rev., Series 2009 G, 5.00%, 1/1/18	1,700,000	1,913,979
New Jersey State Turnpike Authority Rev., Series 2013 A, 5.00%, 1/1/28	2,000,000	2,276,260
New Jersey State Turnpike Authority Rev., Series 2013 A, 5.00%, 1/1/29	14,940,000	16,960,187
New Jersey State Turnpike Authority Rev., Series 2014 A, 5.00%, 1/1/27	5,000,000	5,880,450
New Jersey State Turnpike Authority Rev., Series 2014 A, 5.00%, 1/1/33	5,215,000	5,973,313
New Jersey State Turnpike Authority Rev., Series 2014 C, 5.00%, 1/1/20	10,000,000	11,706,800
New Jersey Transportation Trust Fund Authority Rev., Series 2003 B-2, 5.00%, 12/15/16	10,000,000	10,829,200
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.50%, 12/15/21 (NATL-RE)	9,600,000	11,372,544
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.25%, 12/15/23 (Ambac)	2,210,000	2,589,899
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20	15,000,000	17,397,900
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/21 (NATL-RE)	6,850,000	8,005,184
New Jersey Transportation Trust Fund Authority Rev., Series 2011 A, 5.25%, 6/15/30	5,000,000	5,537,250
New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.25%, 6/15/22	4,975,000	5,752,941

	Principal Amount	Value
New Jersey Transportation Trust Fund Authority Rev., Series 2011 B, 5.25%, 6/15/23	$3,000,000	$3,458,130
New Jersey Transportation Trust Fund Authority Rev., Series 2014 AA 5.00%, 6/15/38	6,800,000	7,298,780
New Jersey Transportation Trust Fund Authority Rev., Capital Appreciation, Series 2010 A, 0.00%, 12/15/31(2)	11,420,000	5,078,931
		166,888,006
New Mexico — 0.4%
New Mexico Finance Authority State Transportation Rev., 5.00%, 6/15/17	1,000,000	1,112,780
New Mexico Finance Authority State Transportation Rev., 5.00%, 6/15/18	3,000,000	3,439,080
New Mexico Finance Authority State Transportation Rev., 4.00%, 6/15/19	2,000,000	2,253,300
New Mexico Municipal Energy Acquisition Authority Rev., Series 2014 A, VRDN, 5.00%, 8/1/19 (SBBPA: Royal Bank of Canada)	5,000,000	5,764,650
		12,569,810
New York — 13.4%
Brooklyn Arena Local Development Corp. Rev., (Barclays Center), 6.25%, 7/15/40	3,700,000	4,352,384
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24	1,465,000	1,681,483
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26	1,130,000	1,280,132
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27	1,320,000	1,487,323
Hudson Yards Infrastructure Corp. Rev., Series 2006 A, 5.00%, 2/15/47	5,000,000	5,330,850
Long Island Power Authority Electric System Rev., Series 1998 2-B, VRDN, 0.08%, 12/1/14 (LOC: Bayerische Landesbank)	9,300,000	9,300,000
Long Island Power Authority Electric System Rev., Series 2011 A, 5.00%, 5/1/21	2,385,000	2,765,861
Metropolitan Transportation Authority Rev., Series 2005 G, 5.00%, 11/15/19	1,750,000	2,052,470
Metropolitan Transportation Authority Rev., Series 2008 B, VRDN, 0.41%, 12/4/14	1,000,000	999,970
Metropolitan Transportation Authority Rev., Series 2008 C, 6.25%, 11/15/23	5,000,000	5,968,500
Metropolitan Transportation Authority Rev., Series 2011 A, 5.00%, 11/15/41	2,100,000	2,323,902
Metropolitan Transportation Authority Rev., Series 2012 E, 4.00%, 11/15/15	1,000,000	1,036,480
Metropolitan Transportation Authority Rev., Series 2012 E, 5.00%, 11/15/17	2,000,000	2,252,460
Metropolitan Transportation Authority Rev., Series 2012 E, 5.00%, 11/15/26	5,000,000	5,870,950
Metropolitan Transportation Authority Rev., Series 2013 A, 5.00%, 11/15/26	4,595,000	5,339,390
Metropolitan Transportation Authority Rev., Series 2013 B, 5.00%, 11/15/29	10,360,000	11,877,740
Metropolitan Transportation Authority Rev., Series 2013 B, 5.00%, 11/15/43	5,000,000	5,531,750
Metropolitan Transportation Authority Rev., Series 2014 D, VRDN, 0.41%, 12/4/14	7,500,000	7,502,475
Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/21	1,800,000	2,086,290

	Principal Amount	Value
Nassau County Interim Finance Authority Rev., Series 2009 A, (Sales Tax Secured Bond), 5.00%, 11/15/23	$1,500,000	$1,723,815
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligation Group Project), 5.00%, 7/1/22	750,000	876,952
New York City GO, Series 1993 A-4, VRDN, 0.05%, 12/1/14 (LOC: Bayerische Landesbank)	1,300,000	1,300,000
New York City GO, Series 2004 D, 5.00%, 11/1/17 (AGM)	5,000	5,020
New York City GO, Series 2006 J-1, 5.00%, 6/1/16, Prerefunded at 100% of Par(1)	1,510,000	1,616,244
New York City GO, Series 2006 J-1, 5.00%, 6/1/18	2,490,000	2,661,810
New York City GO, Series 2013 A-1, 5.00%, 8/1/36	4,510,000	5,129,674
New York City GO, Series 2013 D, 5.00%, 8/1/22	7,565,000	9,077,319
New York City GO, Series 2013 J, 5.00%, 8/1/18	4,095,000	4,693,812
New York City GO, Series 2013 J, 5.00%, 8/1/23	10,000,000	12,080,800
New York City GO, VRN, 0.42%, 12/4/14	3,500,000	3,500,665
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2008 C, 5.00%, 6/15/17(1)	1,350,000	1,502,644
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 EE, 5.00%, 6/15/39	7,010,000	7,825,894
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39	5,000,000	5,591,250
New York City Transitional Finance Authority Rev., Series 2002 1-D, (Future Tax Secured Bonds), VRDN, 0.05%, 12/1/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	1,900,000	1,900,000
New York City Transitional Finance Authority Rev., Series 2007 B, (Future Tax Secured Bonds), 5.00%, 5/1/17, Prerefunded at 100% of Par(1)	2,555,000	2,812,340
New York City Transitional Finance Authority Rev., Series 2009 S-4, 5.50%, 1/15/39	1,700,000	1,943,457
New York City Transitional Finance Authority Rev., Series 2011 1-A, 5.00%, 7/15/25	4,850,000	5,679,398
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/16(1)	445,000	484,436
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/16(1)	3,345,000	3,643,909
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/17(1)	715,000	804,475
New York City Transitional Finance Authority Rev., Series 2011 A, (Future Tax Secured Bonds), 5.00%, 11/1/17	5,365,000	6,037,986
New York City Transitional Finance Authority Rev., Series 2011 A-1, (Future Tax Secured Bonds), 5.00%, 11/1/21	4,000,000	4,831,160
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39	4,000,000	4,575,000
New York City Transitional Finance Authority Rev., Series 2011 D-1, (Future Tax Secured Bonds), 5.00%, 11/1/24	4,000,000	4,724,080
New York City Transitional Finance Authority Rev., Series 2011 D-1, (Future Tax Secured Bonds), 5.00%, 11/1/25	6,000,000	7,060,800
New York City Transitional Finance Authority Rev., Series 2013 I, (Future Tax Secured Bonds), 5.00%, 5/1/28	12,960,000	15,251,198
New York GO, Series 1993 E-3, 5.00%, 8/1/23	5,000,000	5,928,550
New York GO, Series 2009 A, 5.00%, 2/15/39	1,700,000	1,913,877
New York GO, Series 2009 E, 5.00%, 8/1/16	2,600,000	2,799,966
New York GO, Series 2009 H-1, 5.00%, 3/1/17	3,000,000	3,292,950

	Principal Amount	Value
New York GO, Series 2009 H-1, 5.00%, 3/1/22	$7,000,000	$8,018,290
New York GO, Series 2009 J-1, 5.00%, 5/15/22	6,570,000	7,559,508
New York GO, Series 2010 A, 5.00%, 8/1/17	2,190,000	2,436,419
New York GO, Series 2010 E, 5.00%, 8/1/19	4,555,000	5,308,625
New York GO, Series 2011 A-1, 5.00%, 8/1/18	5,000,000	5,731,150
New York GO, Series 2011 B, 5.00%, 8/1/15	1,000,000	1,032,930
New York GO, Series 2011 B, 5.00%, 8/1/16	3,705,000	3,989,952
New York GO, Series 2011 D-1, 5.00%, 10/1/19	5,000,000	5,844,700
New York GO, Series 2012 F, 5.00%, 8/1/16	7,720,000	8,313,745
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	9,535,000	11,427,984
New York Power Authority Rev., Series 2011 A, 5.00%, 11/15/22	1,000,000	1,217,700
New York State Dormitory Authority Personal Income Tax Rev., Series 2012 A, (General Purpose), 5.00%, 12/15/25	8,225,000	9,873,372
New York State Dormitory Authority Rev., (Brooklyn Law School), 5.75%, 7/1/33	1,000,000	1,127,880
New York State Dormitory Authority Rev., Series 2008 B, 5.75%, 3/15/36	10,000,000	11,622,000
New York State Dormitory Authority Rev., Series 2009 A, 5.00%, 2/15/19, Prerefunded at 100% of Par(1)	5,000	5,819
New York State Dormitory Authority Rev., Series 2009 A, 5.25%, 2/15/25	8,825,000	10,219,615
New York State Dormitory Authority Rev., Series 2009 A, 5.00%, 2/15/39	3,995,000	4,446,115
New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37	1,200,000	1,331,556
New York State Dormitory Authority Rev., Series 2012 A, (Columbia University), 5.00%, 10/1/22	2,800,000	3,449,600
New York State Dormitory Authority Rev., Series 2012 D, (General Purpose), 5.00%, 2/15/27	10,000,000	11,733,300
New York State Dormitory Authority State Personal Income Tax Rev., Series 2011 C, (General Purpose), 5.00%, 3/15/24	6,530,000	7,685,614
New York State Thruway Authority Rev., Series 2009 A-1, 5.00%, 4/1/23	3,000,000	3,429,090
New York State Thruway Authority Rev., Series 2012 I, 5.00%, 1/1/24	3,330,000	3,947,482
New York State Thruway Authority Rev., Series 2013 A, 5.00%, 5/1/19	6,900,000	7,976,676
New York State Thruway Authority Second General Highway & Bridge Trust Fund Rev., Series 2011 A-1, 5.00%, 4/1/25	5,865,000	6,838,707
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15	3,000,000	3,152,850
New York State Urban Development Corp. Rev., Series 2013 A-1, (State Personal Income Tax), 5.00%, 3/15/28	3,900,000	4,595,955
Niagara Falls Bridge Commission Toll Rev., Series 1993 A, (Bridge System), 4.00%, 10/1/19 (AGC)	3,150,000	3,382,722
Niagara Falls Bridge Commission Toll Rev., Series 1993 B, 5.25%, 10/1/15 (NATL-RE/FGIC)	35,000	35,965
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 5.00%, 12/1/20	850,000	978,307
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42	2,600,000	3,016,624
Port Authority of New York & New Jersey Special Obligation Rev., Series 2013 179, 5.00%, 12/1/27	10,000,000	11,959,300

	Principal Amount	Value
Rockland County Industrial Development Agency Rev., (Jawonio, Inc., Project), VRDN, 0.11%, 12/3/14 (LOC: TD Bank N.A.) (Acquired 11/27/13, Cost $1,640,000)(3)	$1,640,000	$1,640,000
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/17	1,000,000	1,012,490
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/18	1,000,000	1,012,280
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.25%, 3/1/20	1,250,000	1,264,687
Suffolk County Industrial Development Agency Rev., (New York Institute of Technology), 5.00%, 3/1/26	1,175,000	1,186,374
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/17	10,000,000	11,094,200
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18	8,025,000	9,152,272
Triborough Bridge & Tunnel Authority Rev., Series 2008 B-3, VRDN, 5.00%, 11/15/15	5,000,000	5,227,900
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38	10,000,000	11,125,700
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 4.00%, 11/15/16	3,250,000	3,473,665
Triborough Bridge & Tunnel Authority Rev., Series 2012 B, 5.00%, 11/15/17	3,325,000	3,742,387
Triborough Bridge & Tunnel Authority Rev., Series 2013 A, 5.00%, 11/15/30	3,030,000	3,537,919
Westchester County GO, Series 2011 A, 4.00%, 10/15/15, Prerefunded at 100% of Par(1)	70,000	72,363
Westchester County GO, Series 2011 A, 4.00%, 10/15/15	5,580,000	5,769,497
Westchester County Local Development Corp. Rev., Series 2014 A, (Pace University), 5.50%, 5/1/42	3,310,000	3,763,900
		445,075,077
North Carolina — 1.3%
Charlotte GO, 5.00%, 8/1/19	2,000,000	2,287,620
Charlotte Water & Sewer System Rev., 5.00%, 7/1/17	1,000,000	1,113,940
Greensboro Rev., (Combined Enterprise System), 5.25%, 6/1/20	2,060,000	2,476,717
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/17	2,790,000	3,041,407
North Carolina Eastern Municipal Power Agency Rev., Series 2009 A, 5.00%, 1/1/18	2,955,000	3,321,154
North Carolina Eastern Municipal Power Agency Rev., Series 2009 B, 5.00%, 1/1/26	7,400,000	8,400,406
North Carolina Eastern Municipal Power Agency Rev., Series 2010 A, 5.00%, 1/1/15	3,000,000	3,013,470
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/19	2,500,000	2,813,275
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 C, 5.25%, 1/1/20	2,000,000	2,229,900
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2009 A, 5.00%, 1/1/30	1,800,000	2,010,726
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2010 B, 5.00%, 1/1/21	3,780,000	4,374,896
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2012 A, 5.00%, 1/1/15	3,050,000	3,063,786
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2012 B, 5.00%, 1/1/28	4,050,000	4,606,835
		42,754,132

	Principal Amount	Value
North Dakota — 0.1%
Grand Forks Health Care Facilities Rev., Series 1996 A, (The United Hospital Obligation Group), VRDN, 0.08%, 12/1/14 (LOC: Bank of America N.A.)	$5,100,000	$5,100,000
Ohio — 2.4%
American Municipal Power-Ohio, Inc. Rev., Series 2008 A, (Prairie State Energy Campus), 5.00%, 2/15/17	1,000,000	1,095,220
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/25 (AGM)	4,000,000	4,549,960
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/25	2,500,000	2,826,575
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/26 (AGM)	3,560,000	4,020,201
Cleveland Airport System Rev., Series 2012 A, 5.00%, 1/1/26	2,530,000	2,839,849
Cleveland COP, Series 2010 A, (Cleveland Stadium), 5.00%, 11/15/19	2,450,000	2,792,265
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39(4)	4,900,000	5,378,289
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/44(4)	2,150,000	2,308,971
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	5,139,567
Ohio Air Quality Development Authority Rev., Series 2006 A, (FirstEnergy Generation Corp), VRDN, 3.75%, 12/3/18 (GA: FirstEnergy Solutions Corp.)	24,600,000	25,994,082
Ohio GO, Series 2011 A, (Infrastructure Improvement), 5.00%, 9/15/16	6,000,000	6,500,700
Ohio Higher Educational Facility Commission Rev., (Oberlin College), 5.00%, 10/1/19	5,000,000	5,875,500
Ohio Higher Educational Facility Commission Rev., Series 1990 B, (Case Western Reserve University), 6.50%, 10/1/20	750,000	861,660
Ohio State University (The) Rev., Series 2009 A, 5.00%, 12/1/18, Prerefunded at 100% of Par(1)	200,000	232,066
Ohio State University (The) Rev., Series 2009 A, 5.00%, 12/1/27	1,800,000	2,046,834
Ohio State University (The) Rev., Series 2010 A, 5.00%, 12/1/16(1)	225,000	245,752
Ohio State University (The) Rev., Series 2010 A, 5.00%, 12/1/16	3,775,000	4,124,263
Ohio State Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/18, Prerefunded at 100% of Par(1)	2,000,000	2,289,520
		79,121,274
Oklahoma — 0.2%
Oklahoma Development Finance Authority Health System Rev., Series 2008 C, 5.50%, 8/15/22 (Obligated Group Consisting of INTEGRIS Baptist Medical Center , Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTERGRIS Rural Health, Inc.)	3,000,000	3,376,260
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/15	1,710,000	1,729,597
Pottawatomie County Facilities Authority Rev., (Shawnee Public Schools), 5.00%, 9/1/16	2,130,000	2,152,514
		7,258,371
Oregon — 0.3%
Oregon GO, Series 2011 J, 5.00%, 5/1/19	1,080,000	1,261,192
Oregon GO, Series 2011 J, 5.00%, 5/1/20	1,870,000	2,225,730
Oregon GO, Series 2011 J, 5.00%, 5/1/21	1,500,000	1,811,130
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39	2,900,000	3,376,905
		8,674,957

	Principal Amount	Value
Pennsylvania — 6.0%
Allegheny County Hospital Development Authority Rev., Series 2008 A, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	$1,500,000	$1,721,595
Berks County Municipal Authority Rev., Series 2012 B, (Reading Hospital Medical Center), VRDN, 1.54%, 12/4/14	2,500,000	2,564,750
Central Dauphin School District GO, 7.00%, 2/1/16, Prerefunded at 100% of Par (NATL-RE)(1)	1,150,000	1,240,862
Delaware River Port Authority Rev., (Port District Project), 4.00%, 1/1/15	1,000,000	1,003,380
Delaware River Port Authority Rev., (Port District Project), 5.00%, 1/1/16	1,200,000	1,257,228
East Stroudsburg Area School District GO, 7.75%, 9/1/16, Prerefunded at 100% of Par (AGM)(1)	2,580,000	2,908,228
Exeter Township GO, 5.25%, 7/15/15 (Ambac)	1,155,000	1,191,660
Exeter Township GO, 5.30%, 7/15/19 (Ambac)	1,830,000	2,157,588
Geisinger Authority Health System Rev., VRN, 0.93%, 2/1/15	5,000,000	4,317,450
Pennsylvania Economic Development Financing Authority Rev., Series 2009 A, (Albert Einstein Healthcare Network), 6.25%, 10/15/23	5,000,000	5,839,050
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/18	5,430,000	6,228,536
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/19	15,525,000	18,202,131
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 B, 5.00%, 7/1/20	7,250,000	8,444,727
Pennsylvania GO, 5.375%, 7/1/16 (NATL-RE)	2,795,000	3,017,957
Pennsylvania GO, 5.00%, 4/15/17	3,325,000	3,675,555
Pennsylvania GO, 5.375%, 7/1/18 (AGM)	1,070,000	1,237,402
Pennsylvania GO, 5.00%, 7/1/19	15,000,000	17,491,350
Pennsylvania GO, Series 2010 A, 5.00%, 7/15/16	8,310,000	8,937,571
Pennsylvania GO, Series 2012 A, 5.00%, 6/1/25	9,800,000	11,560,276
Pennsylvania Higher Educational Facilities Authority Rev., Series 2009 A, (University of Pennsylvania), 5.00%, 9/1/19	1,000,000	1,179,340
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University), 5.00%, 4/1/25	1,000,000	1,162,530
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University), 5.00%, 4/1/26	1,000,000	1,154,210
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University), 5.00%, 4/1/27	1,150,000	1,317,221
Pennsylvania Turnpike Commission Rev., Series 2009 B, 5.25%, 6/1/22	10,000,000	11,526,200
Pennsylvania Turnpike Commission Rev., Series 2013 A, VRN, 0.64%, 12/4/14	5,000,000	5,021,850
Pennsylvania Turnpike Commission Rev., Series 2013 A, VRN, 0.72%, 12/4/14	3,945,000	3,966,816
Pennsylvania Turnpike Commission Rev., Series 2014 B, 5.00%, 12/1/32	6,505,000	7,408,349
Pennsylvania Turnpike Commission Rev., Series 2014 B, 5.25%, 12/1/39	5,000,000	5,708,500
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 0.00%, 12/1/21(6)	1,800,000	1,365,102
Philadelphia Rev., Series 2009 A, (1998 General Ordinance), 5.25%, 8/1/17	1,000,000	1,105,200
Philadelphia GO, Series 2014 A, 5.00%, 7/15/24	2,545,000	3,053,618
Philadelphia GO, Series 2014 A, 5.00%, 7/15/25	5,280,000	6,264,614

	Principal Amount	Value
Philadelphia GO, Series 2014 A, 5.00%, 7/15/26	$5,475,000	$6,437,779
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36	1,415,000	1,575,617
Pittsburgh GO, Series 2006 B, 5.25%, 9/1/16 (AGM)	15,805,000	17,125,666
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/25	3,000,000	3,508,530
Pittsburgh GO, Series 2012 B, 5.00%, 9/1/26	1,000,000	1,160,610
Southcentral General Authority Rev., Series 2014 A, (Wellspan Health Obligation Group), 5.00%, 6/1/44	4,950,000	5,501,677
Southeastern Pennsylvania Transportation Authority, (Capital Guarantee Receipts), 5.00%, 6/1/15	500,000	512,065
Southeastern Pennsylvania Transportation Authority, (Capital Guarantee Receipts), 5.00%, 6/1/16	1,060,000	1,130,342
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/23	2,400,000	2,790,528
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/25	1,900,000	2,169,192
Westmoreland County Municipal Authority Rev., 5.25%, 8/15/15, Prerefunded at 100% of Par (AGM)(1)	4,500,000	4,663,845
		199,806,697
Puerto Rico — 2.1%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2008 A, (Senior Lien), 6.00%, 7/1/44	1,750,000	1,254,068
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	18,925,000	9,586,459
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/25	5,000,000	2,547,300
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/26	2,100,000	1,069,551
Puerto Rico Electric Power Authority Rev., Series 2011 NN, 5.50%, 7/1/20	7,080,000	3,644,359
Puerto Rico GO, Series 2009 B, (Public Improvement), 5.75%, 7/1/38	6,600,000	4,804,536
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39	10,000,000	7,373,000
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	3,815,000	2,758,245
Puerto Rico GO, Series 2014 A, (Public Improvement), 8.00%, 7/1/35	11,385,000	9,780,853
Puerto Rico Public Buildings Authority Rev., Series 2007 M, (Government Facilities), VRDN, 5.75%, 7/1/17	5,000,000	4,278,700
Puerto Rico Public Buildings Authority Rev., Series 2009 P, (Government Facilities), 6.75%, 7/1/36	6,700,000	5,034,849
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 6.00%, 8/1/24 (SBBPA: Government Development Bank for Puerto Rico)	5,000,000	2,621,700
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 5.50%, 8/1/42	5,000,000	3,724,800
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 C, 5.25%, 8/1/41	1,350,000	984,569
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 C, 5.00%, 8/1/22	9,750,000	9,291,262
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2011 A-1, 0.00%, 8/1/41(2)	5,725,000	677,497
		69,431,748
Rhode Island — 0.1%
Rhode Island Depositors Economic Protection Corp. Rev., Series 1993 A, 6.25%, 8/1/16 (NATL-RE)(1)	2,000,000	2,137,820

	Principal Amount	Value
South Carolina — 0.9%
Charleston Educational Excellence Finance Corp. Rev., (Charleston County Schools), 5.00%, 12/1/24	$1,750,000	$2,138,832
Charleston Educational Excellence Finance Corp. Rev., (Charleston County Schools), 5.00%, 12/1/25	2,945,000	3,567,485
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/17 (AGC)	1,060,000	1,151,520
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/18 (AGC)	2,260,000	2,452,755
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/19 (AGC)	700,000	758,968
Kershaw County Public Schools Foundation Installment Purchase Rev., (School Improvements), 5.00%, 12/1/20 (AGC)	3,000,000	3,249,600
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(1)	625,000	766,038
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (NATL-RE/FGIC)	875,000	1,059,249
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)	140,000	149,380
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)	485,000	517,495
Piedmont Municipal Power Agency Rev., Series 1991 A, 6.50%, 1/1/16 (FGIC)	375,000	399,420
Piedmont Municipal Power Agency Rev., Series 2009 A-3, 5.00%, 1/1/16	5,000,000	5,251,100
Piedmont Municipal Power Agency Electric Rev., Series 2009 A-3, 5.00%, 1/1/17	3,000,000	3,268,350
South Carolina Jobs-Economic Development Authority Hospital Rev., (Palmetto Health), 5.75%, 8/1/39	2,700,000	2,954,880
South Carolina Ports Authority Rev., 4.00%, 7/1/15	1,000,000	1,022,310
South Carolina Ports Authority Rev., 5.00%, 7/1/16	2,695,000	2,883,650
		31,591,032
South Dakota†
South Dakota Health & Educational Facilities Authority Rev., (Regional Health, Inc.), VRDN, 0.04%, 12/1/14 (LOC: U.S. Bank N.A.)	1,400,000	1,400,000
Tennessee — 0.4%
Chattanooga Health Educational & Housing Facility Board Rev., Series 2005 A, (Campus Development Foundation, Inc. Phase I LLC), 5.00%, 10/1/15	445,000	452,997
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.08%, 12/1/14 (LOC: Bank of America N.A.)	3,540,000	3,540,000
Memphis Electric System Rev., 5.00%, 12/1/15	2,500,000	2,621,650
Memphis Electric System Rev., 5.00%, 12/1/16	1,000,000	1,091,670
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.08%, 12/1/14 (LOC: Bank of America N.A.)	2,985,000	2,985,000
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.08%, 12/1/14 (LOC: Bank of America N.A.)	590,000	590,000
Tennessee State School Board Authority Rev., Series 2008 B, (Higher Educational Facilities), 5.125%, 5/1/18, Prerefunded at 100% of Par(1)	180,000	206,372
Tennessee State School Board Authority Rev., Series 2008 B, (Higher Educational Facilities), 5.125%, 5/1/33	820,000	906,280
		12,393,969

	Principal Amount	Value
Texas — 5.6%
Allen Independent School District GO, (School Building), 5.25%, 2/15/34	$3,325,000	$3,804,432
Austin Water & Wastewater System Rev., 5.00%, 11/15/28	5,300,000	6,298,096
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/15	500,000	505,275
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/16, Prerefunded at 100% of Par (Ambac)(1)	1,000,000	1,057,060
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/16	350,000	370,115
Central Texas Regional Mobility Authority Rev., (Senior Lien), 6.00%, 1/1/41	2,500,000	2,904,075
Central Texas Regional Mobility Authority Rev., Series 2013 A, 5.00%, 1/1/21	860,000	1,014,559
City of Austin Electric Utility Rev., 4.00%, 11/15/17	500,000	548,470
City of Austin Electric Utility Rev., 5.00%, 11/15/19	500,000	586,880
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	3,300,000	3,752,562
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/16 (PSF-GTD)	1,000,000	1,057,720
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/14	680,000	680,279
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/15	2,185,000	2,291,781
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/19	2,250,000	2,655,968
Dallas-Fort Worth International Airport Rev., Series 2009 A, 5.00%, 11/1/24	1,000,000	1,084,450
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20	2,900,000	3,440,705
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21	4,400,000	5,155,392
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/18	720,000	828,310
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/20	725,000	860,176
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/21	500,000	598,675
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/22	400,000	481,892
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/23	645,000	783,314
Donna Independent School District GO, 5.00%, 2/15/15 (PSF-GTD)	2,000,000	2,021,040
Fort Worth Water & Sewer Rev., 4.00%, 2/15/15	1,200,000	1,209,996
Fort Worth Water & Sewer Rev., 5.00%, 2/15/17	1,000,000	1,099,240
Grand Parkway Transportation Corp. Rev., Series 2013 A, 5.125%, 10/1/43	2,205,000	2,365,171
Harris County Rev., Series 2009 C, 5.00%, 8/15/17	5,000,000	5,588,850
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 B, (The Methodist Hospital System), 5.50%, 12/1/18	2,500,000	2,922,275
Houston Airport System Rev., Series 2009 A, (Senior Lien), 5.50%, 7/1/39	4,000,000	4,510,280
Houston Airport System Rev., Series 2012 B, (Subordinate Lien), 5.00%, 7/1/23	2,560,000	3,042,893

	Principal Amount	Value
Houston Airport System Rev., Series 2012 B, (Subordinate Lien), 5.00%, 7/1/24	$4,000,000	$4,716,280
Houston Hotel Occupancy Tax Rev., (Convention & Entertainment), 5.00%, 9/1/27	2,050,000	2,405,573
Houston Hotel Occupancy Tax Rev., (Convention & Entertainment), 5.00%, 9/1/28	710,000	826,390
Houston Independent School District GO, VRDN, 2.50%, 6/1/15 (PSF-GTD)	9,750,000	9,859,297
Lone Star College System GO, 5.00%, 8/15/21	1,000,000	1,159,520
Lone Star College System GO, 5.00%, 8/15/22	2,650,000	3,066,183
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	2,500,000	2,684,450
Lower Colorado River Authority Rev., 5.00%, 5/15/15(1)	5,000	5,111
Lower Colorado River Authority Rev., 5.00%, 5/15/15	795,000	812,943
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/22	1,000,000	1,150,410
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/23	3,435,000	3,918,957
Lower Colorado River Authority Rev., (LCRA Transportation Services), 5.00%, 5/15/24	2,000,000	2,267,560
Lubbock Electric Light & Power System Rev., 5.00%, 4/15/15	1,000,000	1,018,510
Lubbock Electric Light & Power System Rev., 5.00%, 4/15/16	2,000,000	2,126,700
Mansfield Independent School District GO, VRDN, 1.75%, 8/1/17 (PSF-GTD)	6,305,000	6,461,427
North Texas Tollway Authority Rev., Series 2012 A, (First Tier), 5.00%, 1/1/29	2,400,000	2,690,664
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/21	7,615,000	8,969,175
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/28	3,000,000	3,375,540
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/30	6,310,000	7,052,939
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/36	1,960,000	2,156,725
North Texas Tollway Authority Rev., Series 2014 A, (First Tier), 5.00%, 1/1/24	3,475,000	4,160,339
Northside Independent School District GO, (School Building), VRDN, 1.00%, 6/1/16 (PSF-GTD)	6,700,000	6,749,915
Pasadena Independent School District GO, Series 1996 A, 6.05%, 2/15/16 (PSF-GTD)	550,000	588,588
San Antonio Electric & Gas Rev., (Junior Lien), 5.00%, 2/1/43	4,300,000	4,805,164
San Antonio Electric & Gas Rev., Series 2012 A, (Junior Lien), VRDN, 2.00%, 12/1/14	8,750,000	8,751,225
San Antonio Electric & Gas Rev., Series 2012 B, (Junior Lien), VRDN, 2.00%, 12/1/15	3,250,000	3,301,058
San Antonio Water System Rev., 4.00%, 5/15/15	1,000,000	1,018,050
San Antonio Water System Rev., 5.00%, 5/15/17	2,365,000	2,623,329
Tarrant County Cultural Education Facilities Finance Corp. Retirement Facility Rev., (Air Force Village Obligated Group), 5.00%, 5/15/16	1,000,000	1,037,370
Texas GO, 5.00%, 10/1/15	3,500,000	3,643,780
Texas GO, 5.00%, 10/1/16	3,355,000	3,644,033
Texas GO, 5.00%, 10/1/17	2,225,000	2,503,770
Texas Municipal Power Agency Rev., (Subordinated Lien-Transmission), 5.00%, 9/1/15	1,000,000	1,036,200

	Principal Amount	Value
Texas Municipal Power Agency Rev., (Subordinated Lien-Transmission), 5.00%, 9/1/20	$1,500,000	$1,769,010
Texas Transportation Commission State Highway Fund Rev., Series 2006 A, (First Tier), 4.50%, 4/1/16	5,000,000	5,283,400
Texas Transportation Commission State Highway Fund Rev., Series 2014 B, VRDN, 0.39%, 12/4/14	4,800,000	4,811,712
University of North Texas Rev., Series 2009 A, (Financing System), 5.00%, 4/15/16	1,125,000	1,196,708
Williamson County GO, Series 2004 A, (Unlimited Tax Road & Refunding Bonds), 5.00%, 2/15/19 (NATL-RE)	1,000,000	1,163,970
		188,331,906
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority Rev., Series 2010 A, (Matching Fund Loan Note, Senior Lien), 5.00%, 10/1/25	5,500,000	6,152,410
Virgin Islands Public Finance Authority Rev., Series 2014 C, 5.00%, 10/1/24	6,670,000	7,620,475
Virgin Islands Public Finance Authority Rev., Series 2014 C, 5.00%, 10/1/30	1,000,000	1,100,740
		14,873,625
Utah — 0.4%
Eagle Mountain City Gas & Electric Rev., 5.00%, 6/1/19 (Radian)	2,550,000	2,585,904
Salt Lake City Hospital Rev., Series 1988 A, (Intermountain Healthcare), 8.125%, 5/15/15(1)	105,000	108,432
Utah GO, Series 2009 C, 5.00%, 7/1/18	4,000,000	4,599,000
Utah Transit Authority Sales Tax Rev., 5.00%, 6/15/24	2,900,000	3,383,662
Utah Transit Authority Sales Tax Rev., 5.00%, 6/15/25	1,220,000	1,410,393
		12,087,391
Vermont — 0.1%
University of Vermont & State Agricultural College Rev., 5.00%, 10/1/19 (Ambac)	4,290,000	4,740,193
Virginia — 1.2%
Fairfax County Economic Development Authority Rev., (Silver Line Phase I), 5.00%, 4/1/36	1,430,000	1,589,831
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24(4)	3,000,000	3,502,710
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25(4)	1,660,000	1,942,034
Norfolk Redevelopment & Housing Authority Rev., (Old Dominion University), VRDN, 0.07%, 12/1/14 (LOC: Bank of America N.A.)	7,640,000	7,640,000
Norfolk Redevelopment & Housing Authority Rev., (Old Dominion University), VRDN, 0.07%, 12/1/14 (LOC: Bank of America N.A.)	2,600,000	2,600,000
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16	5,120,000	5,554,637
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/22	4,150,000	4,854,213
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	2,800,000	3,249,120
Virginia Small Business Financing Authority Rev., (Virginia State University Real Estate Foundation), VRDN, 0.07%, 12/1/14 (LOC: Bank of America N.A.)	8,190,000	8,190,000
		39,122,545
Washington — 3.8%
Central Puget Sound Regional Transportation Authority Rev., Series 2012 S-1, 5.00%, 11/1/16	2,105,000	2,289,966

	Principal Amount	Value
Central Puget Sound Regional Transportation Authority Rev., Series 2012 S-1, 5.00%, 11/1/17	$5,875,000	$6,620,537
Energy Northwest Electric Rev., Series 2005 A, (Project 3), 5.00%, 7/1/15 (Ambac)	4,000,000	4,115,520
Energy Northwest Electric Rev., Series 2009 A, (Project 3), 5.25%, 7/1/18	3,000,000	3,464,220
Energy Northwest Electric Rev., Series 2010 A, (Project 3), 5.00%, 7/1/18	5,115,000	5,861,330
Energy Northwest Electric Rev., Series 2011 A, (Columbia Generating), 5.00%, 7/1/22	5,000,000	5,985,100
Energy Northwest Electric Rev., Series 2014 A, (Columbia Generating), 5.00%, 7/1/18	2,410,000	2,761,643
Energy Northwest Electric Rev., Series 2014 C, (Project 3), 5.00%, 7/1/28	6,945,000	8,361,572
King County Public Hospital District No. 2 GO, (Evergreen Healthcare), 5.00%, 12/1/14 (NATL-RE)	1,000,000	1,000,410
Kitsap County School District No. 303 Bainbridge Island GO, 5.00%, 6/1/16, Prerefunded at 100% of Par (NATL-RE/School Board Guarantee)(1)	1,000,000	1,070,200
Port Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/22	1,000,000	1,158,000
Seattle Municipal Light & Power Rev., Series 2010 B, 5.00%, 2/1/19	5,000,000	5,798,950
Snohomish County Edmonds School District No. 15 GO, 5.00%, 6/1/16, Prerefunded at 100% of Par (NATL-RE/School Board Guarantee)(1)	6,690,000	7,156,494
Tacoma Electric System Rev., Series 2013 A, 5.00%, 1/1/17	1,500,000	1,640,760
Tacoma Electric System Rev., Series 2013 A, 4.00%, 1/1/18	1,000,000	1,098,650
Tacoma Electric System Rev., Series 2013 A, 4.00%, 1/1/19	2,000,000	2,233,540
Tacoma Electric System Rev., Series 2013 A, 5.00%, 1/1/19	1,000,000	1,156,700
Washington Federal Highway Grant Anticipation Rev., Series 2012-F, (Senior 520 Corridor Program), 5.00%, 9/1/15	16,585,000	17,194,499
Washington GO, Series 1990 A, 6.75%, 2/1/15	225,000	227,601
Washington GO, Series 2011 A, 5.00%, 7/1/21	3,375,000	4,066,841
Washington GO, Series 2011 A, 5.00%, 7/1/22	5,000,000	5,962,950
Washington GO, Series 2011 C, (Motor Vehicle Tax-Senior 520), 5.00%, 6/1/21	1,650,000	1,986,336
Washington GO, Series 2011 C, (Motor Vehicle Tax-Senior 520), 5.00%, 6/1/22	2,000,000	2,382,520
Washington GO, Series 2012 R, 5.00%, 7/1/23	3,855,000	4,652,291
Washington GO, Series R-2012C, 5.00%, 7/1/26	13,800,000	16,328,988
Washington Health Care Facilities Authority Rev., Series 2006 D, (Providence Health & Services), 5.25%, 10/1/33 (AGM)	4,500,000	5,040,090
Washington State Housing Finance Commission Rev., (YMCA Snohomish County Project), VRDN, 0.08%, 12/1/14 (LOC: Bank of America N.A.)	6,590,000	6,590,000
Yakima County School District No. 208 West Valley GO, 5.00%, 12/1/16, Prerefunded at 100% of Par (NATL-RE)(1)	920,000	1,004,658
Yakima County School District No. 208 West Valley GO, 5.00%, 12/1/18 (NATL-RE)	755,000	822,248
		128,032,614
Wisconsin — 0.9%
Wisconsin GO, Series 2011 B, 5.00%, 5/1/15	5,000,000	5,104,200
Wisconsin GO, Series 2011-1, 5.00%, 5/1/19	5,000,000	5,841,200
Wisconsin GO, Series 2011-1, 5.00%, 5/1/20	3,000,000	3,562,650

	Principal Amount	Value
Wisconsin GO, Series 2011-1, 5.00%, 5/1/21	$2,500,000	$3,003,325
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.50%, 11/15/22	4,655,000	5,362,653
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.75%, 11/15/30	5,800,000	6,705,786
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18	500,000	572,385
		30,152,199
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $3,158,260,278)		3,317,087,485
OTHER ASSETS AND LIABILITIES — 0.4%		11,974,648
TOTAL NET ASSETS — 100.0%		$3,329,062,133

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
411	U.S. Treasury Long Bonds	March 2015	$58,618,875	$(552,831)

NOTES TO SCHEDULE OF INVESTMENTS
ACA	-	American Capital Access
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
CIFG	-	CDC IXIS Financial Guaranty North America
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

†	Category is less than 0.05% of total net assets.

(1)	Escrowed to maturity in U.S. government securities or state and local government securities.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $6,640,000, which represented 0.2% of total net assets.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $1,061,057.

(6)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

See Notes to Financial Statements.

Statement of Assets and Liabilities

NOVEMBER 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,158,260,278)	$3,317,087,485
Cash	445,227
Receivable for investments sold	1,125,000
Receivable for capital shares sold	3,201,798
Interest receivable	42,682,319
3,364,541,829

Liabilities
Payable for investments purchased	30,021,025
Payable for capital shares redeemed	3,408,017
Payable for variation margin on futures contracts	256,875
Accrued management fees	1,023,049
Distribution and service fees payable	26,233
Dividends payable	744,497
35,479,696

Net Assets	$3,329,062,133

Net Assets Consist of:
Capital paid in	$3,209,913,154
Undistributed net investment income	49,889
Accumulated net realized loss	(39,175,286)
Net unrealized appreciation	158,274,376
$3,329,062,133

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,670,685,911	145,993,640	$11.44
Institutional Class	$1,582,192,081	138,237,156	$11.45
A Class	$58,681,682	5,127,095	$11.45*
C Class	$17,502,459	1,530,455	$11.44
*Maximum offering price $11.99 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$51,463,141

Expenses:
Management fees	6,258,326
Distribution and service fees:
A Class	61,436
C Class	86,945
Trustees' fees and expenses	101,819
Other expenses	1,380
6,509,906

Net investment income (loss)	44,953,235

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,409,722)
Futures contract transactions	(4,168,144)
(5,577,866)

Change in net unrealized appreciation (depreciation) on:
Investments	6,447,964
Futures contracts	(1,434,299)
5,013,665

Net realized and unrealized gain (loss)	(564,201)

Net Increase (Decrease) in Net Assets Resulting from Operations	$44,389,034

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2014 (UNAUDITED) AND YEAR ENDED MAY 31, 2014
Increase (Decrease) in Net Assets	November 30, 2014	May 31, 2014
Operations
Net investment income (loss)	$44,953,235	$92,851,881
Net realized gain (loss)	(5,577,866)	(32,645,358)
Change in net unrealized appreciation (depreciation)	5,013,665	(30,694,990)
Net increase (decrease) in net assets resulting from operations	44,389,034	29,511,533

Distributions to Shareholders
From net investment income:
Investor Class	(22,036,905)	(47,178,104)
Institutional Class	(22,205,753)	(44,090,958)
A Class	(573,286)	(1,246,624)
C Class	(137,302)	(326,210)
From net realized gains:
Investor Class	—	(5,741,084)
Institutional Class	—	(4,790,116)
A Class	—	(165,842)
C Class	—	(63,819)
Decrease in net assets from distributions	(44,953,246)	(103,602,757)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	2,838,877	(682,356,292)

Net increase (decrease) in net assets	2,274,665	(756,447,516)

Net Assets
Beginning of period	3,326,787,468	4,083,234,984
End of period	$3,329,062,133	$3,326,787,468

Undistributed net investment income	$49,889	$49,900

See Notes to Financial Statements.

Notes to Financial Statements

NOVEMBER 30, 2014 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objectives are to seek safety of principal and high current income that is exempt from federal income tax.

The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended November 30, 2014 was 0.47% for the Investor Class, A Class and C Class and 0.27% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended November 30, 2014 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the trustees during the six months ended November 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended November 30, 2014 were $671,742,174 and $643,599,507, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2014		Year ended May 31, 2014
	Shares	Amount	Shares	Amount
Investor Class
Sold	12,785,706	$146,062,478	35,552,486	$400,154,380
Issued in reinvestment of distributions	1,707,558	19,526,391	4,169,471	46,908,476
Redeemed	(21,700,290)	(248,158,762)	(62,309,674)	(700,393,775)
	(7,207,026)	(82,569,893)	(22,587,717)	(253,330,919)
Institutional Class
Sold	23,703,276	270,768,169	61,394,398	691,131,715
Issued in reinvestment of distributions	1,738,291	19,886,210	3,867,347	43,518,388
Redeemed	(19,273,699)	(220,331,818)	(100,250,033)	(1,122,935,399)
	6,167,868	70,322,561	(34,988,288)	(388,285,296)
A Class
Sold	2,240,691	25,693,174	1,408,188	15,816,327
Issued in reinvestment of distributions	48,687	557,049	113,596	1,277,793
Redeemed	(942,840)	(10,761,765)	(4,491,011)	(50,617,848)
	1,346,538	15,488,458	(2,969,227)	(33,523,728)
C Class
Sold	151,947	1,734,197	312,774	3,509,952
Issued in reinvestment of distributions	8,996	102,802	26,198	294,338
Redeemed	(196,359)	(2,239,248)	(979,592)	(11,020,639)
	(35,416)	(402,249)	(640,620)	(7,216,349)
Net increase (decrease)	271,964	$2,838,877	(61,185,852)	$(682,356,292)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 708 contracts.

The value of interest rate risk derivative instruments as of November 30, 2014, is disclosed on the Statement of Assets and Liabilities as a liability of $256,875 in payable for variation margin on futures contracts.* For the six months ended November 30, 2014, the effect of interest rate risk derivative instruments on the Statement of Operations was $(4,168,144) in net realized gain (loss) on futures contract transactions and $(1,434,299) in change in net unrealized appreciation (depreciation) on futures contracts.

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,158,260,278
Gross tax appreciation of investments	$184,389,514
Gross tax depreciation of investments	(25,562,307)
Net tax appreciation (depreciation) of investments	$158,827,207

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of May 31, 2014, the fund had accumulated short-term capital losses of $(22,623,560) and accumulated long-term capital losses of $(8,894,276), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$11.45	0.15	(0.01)	0.14	(0.15)	—	(0.15)	$11.44	1.21%	0.47%(4)	0.47%(4)	2.58%(4)	2.58%(4)	19%	$1,670,686
2014	$11.61	0.29	(0.12)	0.17	(0.29)	(0.04)	(0.33)	$11.45	1.55%	0.47%	0.47%	2.61%	2.61%	41%	$1,753,597
2013	$11.63	0.29	(0.01)	0.28	(0.29)	(0.01)	(0.30)	$11.61	2.43%	0.47%	0.47%	2.44%	2.44%	58%	$2,040,120
2012	$11.06	0.33	0.57	0.90	(0.33)	—	(0.33)	$11.63	8.28%	0.47%	0.47%	2.91%	2.91%	62%	$1,963,542
2011	$11.09	0.39	(0.03)	0.36	(0.39)	—	(0.39)	$11.06	3.31%	0.47%	0.48%	3.53%	3.52%	14%	$1,717,930
2010	$10.70	0.40	0.39	0.79	(0.40)	—	(0.40)	$11.09	7.48%	0.48%	0.48%	3.61%	3.61%	14%	$1,705,065
Institutional Class
2014(3)	$11.45	0.16	—(5)	0.16	(0.16)	—	(0.16)	$11.45	1.40%	0.27%(4)	0.27%(4)	2.78%(4)	2.78%(4)	19%	$1,582,192
2014	$11.61	0.32	(0.12)	0.20	(0.32)	(0.04)	(0.36)	$11.45	1.76%	0.27%	0.27%	2.81%	2.81%	41%	$1,511,995
2013	$11.64	0.31	(0.02)	0.29	(0.31)	(0.01)	(0.32)	$11.61	2.55%	0.27%	0.27%	2.64%	2.64%	58%	$1,939,174
2012	$11.06	0.35	0.59	0.94	(0.36)	—	(0.36)	$11.64	8.59%	0.27%	0.27%	3.11%	3.11%	62%	$1,447,044
2011	$11.09	0.41	(0.03)	0.38	(0.41)	—	(0.41)	$11.06	3.51%	0.27%	0.28%	3.73%	3.72%	14%	$245,759
2010	$10.70	0.42	0.39	0.81	(0.42)	—	(0.42)	$11.09	7.69%	0.28%	0.28%	3.81%	3.81%	14%	$221,014

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(3)	$11.45	0.13	—(5)	0.13	(0.13)	—	(0.13)	$11.45	1.17%	0.72%(4)	0.72%(4)	2.33%(4)	2.33%(4)	19%	$58,682
2014	$11.61	0.27	(0.12)	0.15	(0.27)	(0.04)	(0.31)	$11.45	1.30%	0.72%	0.72%	2.36%	2.36%	41%	$43,283
2013	$11.64	0.26	(0.02)	0.24	(0.26)	(0.01)	(0.27)	$11.61	2.09%	0.72%	0.72%	2.19%	2.19%	58%	$78,349
2012	$11.06	0.30	0.59	0.89	(0.31)	—	(0.31)	$11.64	8.11%	0.72%	0.72%	2.66%	2.66%	62%	$65,158
2011	$11.09	0.36	(0.03)	0.33	(0.36)	—	(0.36)	$11.06	3.05%	0.72%	0.73%	3.28%	3.27%	14%	$30,930
2010(6)	$11.03	0.09	0.06	0.15	(0.09)	—	(0.09)	$11.09	1.35%	0.73%(4)	0.73%(4)	3.19%(4)	3.19%(4)	14%(7)	$3,951
C Class
2014(3)	$11.44	0.09	—(5)	0.09	(0.09)	—	(0.09)	$11.44	0.79%	1.47%(4)	1.47%(4)	1.58%(4)	1.58%(4)	19%	$17,502
2014	$11.60	0.18	(0.12)	0.06	(0.18)	(0.04)	(0.22)	$11.44	0.54%	1.47%	1.47%	1.61%	1.61%	41%	$17,912
2013	$11.63	0.17	(0.02)	0.15	(0.17)	(0.01)	(0.18)	$11.60	1.33%	1.47%	1.47%	1.44%	1.44%	58%	$25,592
2012	$11.05	0.22	0.58	0.80	(0.22)	—	(0.22)	$11.63	7.30%	1.47%	1.47%	1.91%	1.91%	62%	$19,155
2011	$11.08	0.28	(0.03)	0.25	(0.28)	—	(0.28)	$11.05	2.28%	1.47%	1.48%	2.53%	2.52%	14%	$9,005
2010(6)	$11.03	0.06	0.06	0.12	(0.07)	—	(0.07)	$11.08	1.07%	1.48%(4)	1.48%(4)	2.33%(4)	2.33%(4)	14%(7)	$1,673

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended November 30, 2014 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	March 1, 2010 (commencement of sale) through May 31, 2010.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2010.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 13, 2014, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the three- and five-year periods and slightly below its benchmark for the one- and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-84140 1501

SEMIANNUAL REPORT	NOVEMBER 30, 2014

Long-Term Tax-Free Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended November 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Positive Period for Municipal Bonds (Munis)

“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the six-month reporting period. As 2014 approached its conclusion, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme covered not only the stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other central banks. In this environment, the U.S. dollar, longer-maturity U.S. Treasuries, and large-cap U.S. stocks benefited from perceived “flight to quality” capital flows.

For munis, the reporting period was a six-month slice of what was shaping up to be a bounce-back year. After selling off in 2013, munis generally rebounded in 2014, demonstrating resiliency from the ripple effects of Detroit’s bankruptcy, Puerto Rico’s fiscal struggles, and the “Taper Tantrum” interest rate increase. The rebound resulted from a favorable combination of constrained inflation, improving U.S. economic and credit conditions, strong demand for yield, relatively low muni issuance, and the unexpected U.S. Treasury market rally. The Barclays Municipal Bond Index returned 2.45% for the six months, compared with 1.92% for the Barclays U.S. Aggregate Bond Index. The Barclays Municipal High Yield Bond Index performed even better, returning 3.43%.

We expect global divergence in economic growth and monetary policies to continue well into 2015, aligned with expectations that the Federal Reserve might finally start raising short-term U.S. interest rates. However, global economic weakness (reflected in recent commodity price declines) and low inflation might delay the rate hikes until the second half of 2015. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of November 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
A Class	MMBAX						3/31/97
No sales charge*		1.71%	7.28%	4.64%	4.17%(2)	5.13%(2)
With sales charge*		-2.83%	2.49%	3.68%	3.69%(2)	4.85%(2)
Barclays Municipal Bond Index	—	2.45%	8.23%	5.12%	4.81%	5.45%	—
Investor Class	ACLVX	1.93%	7.64%	4.92%	—	4.64%	4/3/06
Institutional Class	ACLSX	2.03%	7.76%	5.11%	—	4.84%	4/3/06
C Class	ACTCX						4/3/06
No sales charge*		1.33%	6.48%	3.86%	—	3.60%
With sales charge*		0.33%	6.48%	3.86%	—	3.60%

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Long-Term Tax-Free acquired all the net assets of the Mason Street Municipal Bond Fund on March 31, 2006, pursuant to a plan of reorganization approved by the acquired fund’s shareholders on March 15, 2006. Performance information prior to April 1, 2006 is that of the Mason Street Municipal Bond Fund.

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class
0.47%	0.27%	0.72%	1.47%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Fund Characteristics

NOVEMBER 30, 2014
Portfolio at a Glance
Weighted Average Maturity	15.4 years
Average Duration (Modified)	4.8 years

Top Five Sectors	% of fund investments
General Obligation (GO) - State	14%
Hospital	11%
Special Tax	10%
Water/Sewer	10%
Public Power	10%

Top Five States and Territories	% of net assets
California	20.7%
New York	15.0%
Texas	8.1%
Illinois	7.0%
New Jersey	6.9%

Types of Investments in Portfolio	% of net assets
Municipal Securities	100.8%
Other Assets and Liabilities	(0.8)%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2014 to November 30, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 6/1/14	Ending Account Value 11/30/14	Expenses Paid During Period(1) 6/1/14 - 11/30/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,019.30	$2.38	0.47%
Institutional Class	$1,000	$1,020.30	$1.37	0.27%
A Class	$1,000	$1,017.10	$3.64	0.72%
C Class	$1,000	$1,013.30	$7.42	1.47%
Hypothetical
Investor Class	$1,000	$1,022.71	$2.38	0.47%
Institutional Class	$1,000	$1,023.72	$1.37	0.27%
A Class	$1,000	$1,021.46	$3.65	0.72%
C Class	$1,000	$1,017.70	$7.44	1.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

NOVEMBER 30, 2014 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 100.8%
Alabama — 0.8%
Columbia Industrial Development Board Pollution Control Rev., Series 1995 C, (Alabama Power Co. Project), VRDN, 0.07%, 12/1/14	$500,000	$500,000
Arizona — 2.3%
City of Mesa Excise Tax Rev., 5.00%, 7/1/27	100,000	109,670
Mohave County Industrial Development Authority Correctional Facilities Contract Rev., (Mohave Prison, LLC Expansion), 8.00%, 5/1/25	200,000	230,242
Phoenix Civic Improvement Corp. Airport Rev., Series 2010 A, (Junior Lien), 5.00%, 7/1/40	50,000	53,450
Phoenix Civic Improvement Corp. Wastewater System Rev., (Senior Lien), 5.50%, 7/1/24	250,000	287,477
Salt River Agricultural Improvement & Power District Rev., Series 2009 A, (Electric System Distribution), 5.00%, 1/1/39	340,000	379,804
University Medical Center Corp. Rev., 6.50%, 7/1/39	300,000	349,827
		1,410,470
Arkansas — 0.4%
Pulaski County Public Facilities Board Rev., 5.00%, 12/1/42(1)	200,000	219,476
California — 20.7%
Alameda Corridor Transportation Authority Rev., Capital Appreciation, Series 1999 A, 0.00%, 10/1/32 (NATL-RE)(2)	440,000	208,503
Anaheim Public Financing Authority Rev., (Electric System Distribution), 5.25%, 10/1/34	200,000	226,588
Anaheim Public Financing Authority Rev., Series 2014 A, 5.00%, 5/1/46	300,000	328,392
Bay Area Toll Authority Toll Bridge Rev., Series 2007 A-1, (San Francisco Bay Area), VRDN, 0.74%, 12/4/14	200,000	200,634
Bay Area Toll Authority Toll Bridge Rev., Series 2008 F-1, (San Francisco Bay Area), 5.00%, 4/1/18, Prerefunded at 100% of Par(3)	300,000	342,642
Bay Area Toll Authority Toll Bridge Rev., Series 2009 F-1, (San Francisco Bay Area), 5.125%, 4/1/19, Prerefunded at 100% of Par(3)	200,000	235,248
Bay Area Toll Authority Toll Bridge Rev., Series 2014 B, VRDN, 1.50%, 4/2/18	30,000	30,334
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16	100,000	106,730
California GO, 5.00%, 6/1/25	130,000	130,053
California GO, 5.00%, 9/1/25	150,000	171,389
California GO, 5.625%, 4/1/26	500,000	592,735
California GO, 5.00%, 12/1/26	200,000	238,548
California GO, 5.75%, 4/1/27	500,000	595,840
California GO, 5.00%, 2/1/28 (Ambac)	335,000	416,351
California GO, 5.75%, 4/1/28	500,000	594,905
California GO, 5.25%, 9/1/28	200,000	237,760
California GO, 5.00%, 10/1/41	100,000	111,530
California GO, 5.00%, 2/1/43	250,000	280,318
California GO, Series 2012 B, VRN, 1.19%, 12/4/14	200,000	204,668

7

	Principal Amount	Value
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(3)	$10,000	$12,169
California Health Facilities Financing Authority Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/18, Prerefunded at 100% of Par(3)	245,000	298,138
California Health Facilities Financing Authority Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39	300,000	349,878
California Health Facilities Financing Authority Rev., Series 2011 D, (Sutter Health), 5.25%, 8/15/31	150,000	171,506
California Health Facilities Financing Authority Rev., Series 2012 A, (Scripps Health), 5.00%, 11/15/40	200,000	220,018
California Health Facilities Financing Authority Rev., Series 2013 A, (St. Joseph Health System), 5.00%, 7/1/37	35,000	39,628
California Public Works Board Lease Rev., Series 2005 A, (Department of General Services - Butterfield), 5.00%, 6/1/15	110,000	112,705
California Public Works Board Lease Rev., Series 2011 D, (Judicial Council Projects), 5.00%, 12/1/31	250,000	286,577
California Public Works Board Lease Rev., Series 2012 A, (Various Capital Projects), 5.00%, 4/1/37	320,000	361,542
California Public Works Board Lease Rev., Series 2012 D, 5.00%, 9/1/36	100,000	112,531
California Statewide Communities Development Authority Rev., Series 2012 A, (Kaiser Permanente), 5.00%, 4/1/42	400,000	441,324
California University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34	300,000	342,666
Chaffey Community College District GO, Series 2007 C, (Election of 2002), 5.00%, 6/1/17, Prerefunded at 100% of Par (NATL-RE)(3)	265,000	293,938
Clovis Unified School District GO, Capital Appreciation, Series 2004 A, 0.00%, 8/1/29 (NATL-RE)(2)	300,000	174,417
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 A, 6.00%, 1/15/49	100,000	116,264
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 2014 B-3, VRDN, 5.50%, 1/15/23	100,000	115,715
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2013 A, 5.00%, 6/1/30	100,000	114,234
Inland Valley Development Agency Tax Allocation Rev., Series 2014 A, 5.00%, 9/1/44	200,000	220,296
Long Beach Bond Finance Authority Natural Gas Purchase Rev., Series 2007 A, 5.50%, 11/15/37	200,000	244,792
Los Angeles Department of Airports Rev., Series 2010 A, (Los Angeles International Airport), 5.00%, 5/15/40	120,000	136,049
Los Angeles Department of Water & Power Waterworks Rev., Series 2008 A-1, (Power System), 5.25%, 7/1/38	400,000	447,564
Los Angeles Department of Water & Power Waterworks Rev., Series 2011 A, 5.00%, 7/1/36	150,000	167,249
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35	100,000	113,546
Northern California Power Agency Rev., Series 2009 A, (Geothermal Project No. 3), 5.25%, 7/1/24	200,000	233,914
Oakland Unified School District Alameda County GO, Series 2013, (Election of 2012), 6.625%, 8/1/38	50,000	61,825
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	250,000	261,110
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/33(2)	250,000	113,988
Poway Unified School District GO, Capital Appreciation, (School Facilities Improvement), 0.00%, 8/1/41(2)	500,000	147,855

8

	Principal Amount	Value
Riverside County Transportation Commission Rev., Series 2013 A, (Limited Tax), 5.25%, 6/1/39	$200,000	$232,348
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	100,000	120,191
San Diego County Regional Transportation Commission Rev., Series 2012 A, 5.00%, 4/1/48	150,000	168,318
San Diego Public Facilities Financing Water Authority Rev., Series 2010 A, 5.00%, 8/1/23	70,000	82,694
San Diego Unified School District GO, Capital Appreciation, Series 2012 R-1, 0.00%, 7/1/30(2)	200,000	109,518
San Joaquin Hills Transportation Corridor Agency Rev., Series 2014 A, (Senior Lien), 5.00%, 1/15/29	100,000	112,516
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/16 (BAM)	10,000	10,578
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/17 (BAM)	5,000	5,414
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation Rev., Series 2014 A, 4.00%, 9/1/18 (BAM)	10,000	10,973
Tuolumne Wind Project Authority Rev., Series 2009 A, 5.875%, 1/1/29	250,000	295,155
Yosemite Community College District GO, Capital Appreciation, Series 2010 D, (Election of 2004), 0.00%, 8/1/38(2)	1,000,000	362,700
		12,475,011
Colorado — 2.5%
Colorado Health Facilities Authority Rev., Series 2008 D, (Catholic Health Initiatives), 6.25%, 10/1/33	240,000	278,736
Denver City and County Airport Rev., Series 2012 B, 5.00%, 11/15/25	250,000	294,015
Denver City and County Airport Rev., Series 2013 B, 5.00%, 11/15/43	100,000	111,658
Denver Health & Hospital Authority Rev., Series 2014 A, 5.00%, 12/1/39	200,000	215,630
E-470 Public Highway Authority Rev., Series 2014 A, VRDN, 1.22%, 12/4/14	150,000	150,109
Regional Transportation District Private Activity Rev., (Denver Transit Partners), 6.00%, 1/15/41	220,000	246,682
University of Colorado Enterprise System Rev., Series 2009 A, 5.25%, 6/1/30	200,000	230,564
		1,527,394
Connecticut — 0.4%
Connecticut GO, Series 2013 E, 5.00%, 8/15/26	200,000	237,100
Delaware — 0.2%
New Castle County GO, Series 2009 A, 5.00%, 7/15/27	100,000	112,673
District of Columbia — 2.1%
District of Columbia Rev., Series 2011 G, (Income Tax Secured), 5.00%, 12/1/36	300,000	343,191
District of Columbia Water & Sewer Authority Public Utility Rev., Series 2012 B-1, VRDN, 0.52%, 12/4/14	500,000	500,000
Washington Metropolitan Area Transit Authority Rev., Series 2009 A, 5.00%, 7/1/17	400,000	445,244
		1,288,435
Florida — 4.8%
Broward County Airport System Rev., Series 2012 Q-1, 5.00%, 10/1/24	100,000	117,796
Broward County School Board COP, Series 2012 A, 5.00%, 7/1/26	200,000	228,874
Florida Board of Education Capital Outlay GO, Series 2007 G, 4.75%, 6/1/37 (NATL-RE)	250,000	271,307

9

	Principal Amount	Value
Florida Board of Education Capital Outlay GO, Series 2011 B, 5.125%, 6/1/40	$300,000	$341,379
Lee County School Board COP, Series 2012 B, 5.00%, 8/1/17	200,000	222,796
Miami-Dade County Rev., Series 2012 B, 5.00%, 10/1/37	100,000	110,892
Miami-Dade County Educational Facilities Authority Rev., Series 2008 A, (University of Miami), 5.50%, 4/1/38	200,000	210,466
Miami-Dade County Expressway Authority Rev., Series 2014 A, 5.00%, 7/1/30	50,000	57,583
Miami-Dade County Expressway Authority Rev., Series 2014 B, 5.00%, 7/1/31	200,000	231,046
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 4.00%, 9/15/19	100,000	105,462
Miami-Dade County Water & Sewer Rev., Series 2013 A, 5.00%, 10/1/42	185,000	205,283
Orlando & Orange County Expressway Authority Rev., Series 2010 A, 5.00%, 7/1/40	85,000	94,573
Orlando Utilities Commission System Rev., Series 2009 B, 5.00%, 10/1/33	210,000	236,678
St. Petersburg Health Facilities Authority Rev., Series 2009 A, (All Children's Health Facilities), 6.50%, 11/15/39	300,000	355,920
Tampa Bay Water Regional Water Supply Authority Utility System Rev., Series 2011 A, 5.00%, 10/1/17	100,000	112,317
		2,902,372
Georgia — 2.4%
Atlanta Airport Rev., Series 2010 C, 5.75%, 1/1/23	250,000	305,677
Atlanta Airport Rev., Series 2010 C, 5.25%, 1/1/30	200,000	232,304
Gainesville & Hall County Hospital Authority Rev., (Northeast Georgia Health System, Inc. Project), 5.50%, 8/15/54(1)	200,000	229,004
Metropolitan Atlanta Rapid Transit Authority Rev., Series 2009 A, (Third Indenture), 5.00%, 7/1/39	400,000	450,804
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design Project), 5.00%, 4/1/44	200,000	216,344
		1,434,133
Guam — 0.6%
Guam Government Business Privilege Tax Rev., Series 2011 A, 5.00%, 1/1/31	150,000	166,854
Guam Power Authority Rev., Series 2012 A, 5.00%, 10/1/34	150,000	166,665
		333,519
Hawaii — 0.4%
Hawaii Pacific Health Special Purpose Rev., Series 2010 B, 5.75%, 7/1/40	200,000	223,960
Idaho — 0.4%
Idaho Health Facilities Authority Rev., (St. Luke's Regional Medical Center), 5.00%, 7/1/35 (AGM)	250,000	269,545
Illinois — 7.0%
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/14	200,000	200,078
Chicago Board of Education GO, Series 2010 F, 5.00%, 12/1/15	200,000	208,954
Chicago Midway Airport Rev., Series 2013 B, 5.00%, 1/1/26	300,000	345,258
Chicago Motor Fuel Tax Rev., Series 2013 5.00%, 1/1/20	25,000	28,659
Chicago Sales Tax Rev., Series 2011 A, 5.25%, 1/1/38	100,000	108,969
Chicago Waterworks Rev., (Second Lien), 5.00%, 11/1/39	30,000	33,227
Cook County GO, Series 2011 A, 5.25%, 11/15/28	200,000	224,946

10

	Principal Amount	Value
Illinois Finance Authority Rev., Series 2008 A, (Prairie Power, Inc.), VRDN, 1.30%, 5/8/17 (GA: National Rural Utilities Cooperative Finance Corp.)	$195,000	$196,002
Illinois Finance Authority Rev., Series 2008 D, (Advocate Health Care Network), 6.25%, 11/1/28	200,000	232,024
Illinois GO, 5.00%, 1/1/15	295,000	296,230
Illinois GO, 5.00%, 1/1/17 (AGM)	200,000	216,018
Illinois GO, 5.00%, 2/1/21	50,000	55,987
Illinois GO, 5.00%, 2/1/23	200,000	224,126
Illinois GO, 5.00%, 8/1/24	150,000	165,182
Illinois GO, 5.00%, 3/1/37	100,000	104,540
Illinois GO, 5.50%, 7/1/38	100,000	110,620
Illinois GO, 5.00%, 5/1/39	200,000	209,878
Illinois Toll Highway Authority Rev., Series 2014 B, (Senior Lien), 5.00%, 1/1/39	50,000	56,190
Illinois Toll Highway Authority Rev., Series 2014 C, 5.00%, 1/1/36(1)	200,000	226,132
Metropolitan Pier & Exposition Authority Rev., Series 2010 B-2, (McCormick Place Expansion), 5.00%, 6/15/50	250,000	262,892
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/15	250,000	255,713
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/17	150,000	164,532
Railsplitter Tobacco Settlement Authority Rev., 6.00%, 6/1/28	250,000	292,835
		4,218,992
Indiana — 0.2%
Indiana Finance Authority Wastewater Utility Rev., Series 2011 A, (First Lien), 5.25%, 10/1/25	100,000	118,313
Kentucky — 1.5%
Kentucky Asset/Liability Commission Agency Fund Rev., Series 2010 A, (Federal Highway Trust), 5.00%, 9/1/20	135,000	159,481
Kentucky Property & Buildings Community Rev., 5.50%, 11/1/28	250,000	286,715
Kentucky Public Transportation Infrastructure Authority Rev., Series 2013 A, (Downtown Crossing Project), 5.00%, 7/1/17	160,000	176,138
Kentucky Turnpike Authority Economic Development Road Rev., Series 2008 A, (Revitalization), 5.00%, 7/1/17	240,000	267,278
		889,612
Louisiana — 0.4%
Louisiana GO, Series 2013 C, 5.00%, 7/15/26	200,000	240,628
Maryland — 0.3%
Maryland Economic Development Corp. Student Housing Rev., (University of Maryland, College Park), 5.00%, 6/1/19	150,000	164,399
Massachusetts — 3.0%
Massachusetts Bay Transportation Authority Rev., Series 2008 A, 5.25%, 7/1/34	200,000	225,344
Massachusetts Bay Transportation Authority Rev., Series 2012 A, 5.00%, 7/1/41	150,000	169,469
Massachusetts GO, Series 2008 A, (Consolidated Loan), 5.00%, 8/1/18, Prerefunded at 100% of Par(3)	200,000	230,408
Massachusetts Health & Educational Facilities Authority Rev., Series 2009 A, (Harvard University), 5.50%, 11/15/36	200,000	232,688
Massachusetts Port Authority Rev., Series 2012 B, 5.00%, 7/1/19	250,000	292,375
Massachusetts School Building Authority Sales Tax Rev., Series 2013 A, (Senior Lien), 5.00%, 5/15/43	200,000	225,794

11

	Principal Amount	Value
Massachusetts School Building Authority Sales Tax Rev., Series 2012 A, (Senior Lien), 5.00%, 8/15/30	$250,000	$292,922
Massachusetts Water Resources Authority Rev., Series 2011 C, 5.25%, 8/1/42	150,000	171,001
		1,840,001
Michigan — 2.1%
Detroit City School District GO, Series 2012 A, (Building & Site), 5.00%, 5/1/31 (Q-SBLF)	250,000	271,177
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/26	100,000	111,436
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/32	250,000	268,677
Detroit Water and Sewerage Department Disposal Sewage System Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/39	425,000	456,450
Detroit Water Supply System Rev., Series 2011 C, (Senior Lien), 5.00%, 7/1/41	150,000	157,238
Michigan Finance Authority Rev., Series 2014 C-1, (Detroit Water & Sewerage Department), 5.00%, 7/1/44	15,000	15,768
		1,280,746
Mississippi — 0.2%
Mississippi Development Bank Special Obligation Rev., (Jackson Water and Sewer System Project), 6.875%, 12/1/40 (AGM)	100,000	132,106
Missouri — 0.8%
Missouri Health & Educational Facilities Authority Rev., Series 2008 A, (Washington University), 5.375%, 3/15/39	250,000	278,318
Missouri Joint Municipal Electric Utility Commission Rev., 5.00%, 1/1/34(1)	200,000	226,680
		504,998
Nebraska — 0.3%
Nebraska Public Power District Rev., Series 2008 B, 5.00%, 1/1/24	150,000	167,030
Nevada — 0.4%
Nevada GO, Series 2013 D-1, 5.00%, 3/1/22	200,000	240,904
New Jersey — 6.9%
Monmouth County GO, (County College Bonds), 4.00%, 9/15/19	250,000	269,590
New Jersey Economic Development Authority Rev., 5.00%, 6/15/15	250,000	256,238
New Jersey Economic Development Authority Rev., Series 2011 EE, (School Facilities Construction), 5.00%, 9/1/23	70,000	78,418
New Jersey GO, 5.00%, 6/1/17	200,000	221,196
New Jersey GO, Series 2010 Q, 5.00%, 8/15/15	250,000	258,643
New Jersey Health Care Facilities Financing Authority Rev., (Barnabas Health Obligated), 5.00%, 7/1/44(1)	200,000	218,798
New Jersey Health Care Facilities Financing Authority Rev., (Hackensack University Medical Center), 5.00%, 1/1/34	200,000	212,532
New Jersey Health Care Facilities Financing Authority Rev., (The Robert Wood Johnson Foundation), 5.00%, 7/1/31	200,000	217,864
New Jersey State Turnpike Authority Rev., Series 2009 H, 5.00%, 1/1/36	250,000	276,055
New Jersey State Turnpike Authority Rev., Series 2014 A, 5.00%, 1/1/27	200,000	235,218
New Jersey Transportation Trust Fund Authority Rev., Series 2005 B, 5.50%, 12/15/21 (NATL-RE)	400,000	473,856
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20	250,000	289,965

12

	Principal Amount	Value
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/20 (AGM)	$225,000	$262,611
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/21 (NATL-RE)	210,000	245,414
New Jersey Transportation Trust Fund Authority Rev., Series 2006 A, 5.25%, 12/15/22 (AGM)	100,000	118,110
New Jersey Transportation Trust Fund Authority Rev., Series 2010 D, 5.25%, 12/15/23	275,000	323,224
New Jersey Transportation Trust Fund Authority Rev., Series 2014 AA 5.00%, 6/15/38	200,000	214,670
		4,172,402
New York — 15.0%
Hudson Yards Infrastructure Corp. Rev., Series 2011 A, 5.75%, 2/15/47	55,000	63,320
Long Island Power Authority Electric System Rev., Series 2008 A, 6.00%, 5/1/33	250,000	292,900
Long Island Power Authority Electric System Rev., Series 2008 B, 5.25%, 4/1/19 (AGC-ICC)	150,000	173,729
Metropolitan Transportation Authority Rev., Series 2008 C, 6.50%, 11/15/28	250,000	301,762
Metropolitan Transportation Authority Rev., Series 2012 C, 5.00%, 11/15/41	300,000	333,792
Metropolitan Transportation Authority Rev., Series 2013 B, 5.00%, 11/15/43	250,000	276,588
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligation Group Project), 5.00%, 7/1/22	100,000	116,927
New York City GO, Series 2009 C, 5.00%, 8/1/23	500,000	576,355
New York City GO, Series 2013 A-1, 5.00%, 8/1/36	90,000	102,366
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2009 GG-1, (Second General Resolution), 5.00%, 6/15/39	70,000	78,278
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2011 FF-1, (Second General Resolution), VRDN, 0.05%, 12/1/14 (SBBPA: Bank of America N.A.)	900,000	900,000
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2011 GG, (Second General Resolution), 5.00%, 6/15/43	250,000	276,000
New York City Municipal Water Finance Authority Water & Sewer System Rev., Series 2012 FF, (Second General Resolution), 5.00%, 6/15/45	600,000	664,896
New York City Transitional Finance Authority Rev., Series 2009 S-4, 5.50%, 1/15/39	300,000	342,963
New York City Transitional Finance Authority Rev., Series 2011 1-A, 5.00%, 7/15/25	150,000	175,652
New York City Transitional Finance Authority Rev., Series 2011 C, (Future Tax Secured Bonds), 5.00%, 11/1/39(4)	200,000	228,750
New York City Transitional Finance Authority Rev., Series 2013 F-1, (Future Tax Secured Bonds), 5.00%, 2/1/28	200,000	234,414
New York City Transitional Finance Authority Rev., Series 2013 I, (Future Tax Secured Bonds), 5.00%, 5/1/42	200,000	225,530
New York GO, Series 2009 A, 5.00%, 2/15/39	300,000	337,743
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters), 5.25%, 10/1/35	260,000	311,618
New York Liberty Development Corp. Rev., (World Trade Center), 5.125%, 11/15/44	100,000	112,096

13

	Principal Amount	Value
New York State Dormitory Authority Personal Income Tax Rev., Series 2012 A, (General Purpose), 5.00%, 12/15/25	$200,000	$240,082
New York State Dormitory Authority Rev., Series 2009 A, (North Shore Long Island Jewish Health System), 5.50%, 5/1/37	250,000	277,407
New York State Dormitory Authority Rev., Series 2014 A, (Touro College & University System), 5.25%, 1/1/34	150,000	167,532
New York State Environmental Facilities Corp. Rev., Series 2009 A, 5.125%, 6/15/38	280,000	316,296
New York State Power Authority Rev., Series 2011 A, 5.00%, 11/15/38	200,000	227,594
New York State Thruway Authority Rev., Series 2013 A, 5.00%, 5/1/19	100,000	115,604
New York State Urban Development Corp. Rev., Series 2009 C, (State Personal Income Tax), 5.00%, 12/15/15	120,000	126,114
New York State Urban Development Corp. Rev., Series 2013 A-1, (State Personal Income Tax), 5.00%, 3/15/28	100,000	117,845
Port Authority of New York & New Jersey Special Obligation Rev., (John F. Kennedy International Airport Terminal), 6.00%, 12/1/42	250,000	290,060
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/17	360,000	399,391
Tobacco Settlement Financing Corp. Rev., Series 2011 A, 5.00%, 6/1/18	305,000	347,843
Triborough Bridge & Tunnel Authority Rev., Series 2008 C, 5.00%, 11/15/38	200,000	222,514
Westchester County Local Development Corp. Rev., Series 2014 A, (Pace University), 5.50%, 5/1/42	35,000	39,800
		9,013,761
North Carolina — 1.4%
North Carolina Eastern Municipal Power Agency Rev., Series 2008 C, 6.75%, 1/1/24	250,000	302,172
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2008 A, 5.25%, 1/1/16	300,000	316,290
North Carolina Municipal Power Agency No. 1 Catawba Electric Rev., Series 2012 A, 5.00%, 1/1/15	200,000	200,904
		819,366
Ohio — 1.4%
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39(1)	100,000	109,761
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/44(1)	100,000	107,394
Franklin County Hospital Rev., Series 2011 A, (Ohio Health Corp.), 5.00%, 11/15/41	200,000	218,332
Ohio Air Quality Development Authority Rev., Series 2006 A, (FirstEnergy Generation Corp), VRDN, 3.75%, 12/3/18 (GA: FirstEnergy Solutions Corp.)	400,000	422,668
		858,155
Oklahoma — 0.3%
Oklahoma Turnpike Authority Rev., Series 2011 A, (Second Series), 5.00%, 1/1/28	150,000	174,516
Oregon — 1.5%
Clackamas County Hospital Facility Authority Rev., Series 2009 A, (Legacy Health System), 5.50%, 7/15/35	200,000	223,062
Oregon GO, Series 2009 A, (State Board of Higher Education), 5.00%, 8/1/38	300,000	333,363
Oregon Health & Science University Rev., Series 2009 A, 5.75%, 7/1/39	300,000	349,335
		905,760

14

	Principal Amount	Value
Pennsylvania — 3.8%
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., Series 2012 A, 5.00%, 7/1/18	$250,000	$286,765
Pennsylvania GO, Series 2012 A, 5.00%, 6/1/25	200,000	235,924
Pennsylvania Higher Educational Facilities Authority Rev., Series 2012 1, (Temple University), 5.00%, 4/1/27	100,000	114,541
Pennsylvania Turnpike Commission Rev., Series 2008 C, 6.00%, 6/1/28 (AGC)	200,000	228,534
Pennsylvania Turnpike Commission Rev., Series 2011 B, 5.25%, 12/1/41	150,000	164,286
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 0.00%, 12/1/44(5)	200,000	151,678
Philadelphia Gas Works Rev., Series 2009 A, (1998 General Ordinance), 5.00%, 8/1/16	300,000	320,571
Philadelphia GO, Series 2014 A, 5.00%, 7/15/24	200,000	239,970
Philadelphia Water & Wastewater Rev., Series 2009 A, 5.25%, 1/1/36	250,000	278,377
Southcentral General Authority Rev., Series 2014 A, (Wellspan Health Obligation Group), 5.00%, 6/1/44	50,000	55,573
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/23	100,000	116,272
State Public School Building Authority Lease Rev., (School District of Philadelphia), 5.00%, 4/1/25	100,000	114,168
		2,306,659
Puerto Rico — 2.8%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/42	350,000	238,584
Puerto Rico Electric Power Authority Rev., Series 2010 DDD, 5.00%, 7/1/21	175,000	89,779
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	350,000	177,292
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.00%, 7/1/19	100,000	51,567
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/22	300,000	153,405
Puerto Rico GO, Series 2002 A, (Public Improvement), 5.50%, 7/1/19 (FGIC)	100,000	91,530
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	50,000	36,150
Puerto Rico GO, Series 2014 A, (Public Improvement), 8.00%, 7/1/35	225,000	193,297
Puerto Rico Public Finance Corp. Rev., Series 2011 B, (Commonwealth Appropriation), 6.00%, 8/1/24 (SBBPA: Government Development Bank for Puerto Rico)	75,000	39,326
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 A, 5.50%, 8/1/42	350,000	260,736
Puerto Rico Sales Tax Financing Corp. Rev., Series 2010 C, 5.25%, 8/1/41	150,000	109,397
Puerto Rico Sales Tax Financing Corp. Rev., Series 2011 C, 5.00%, 8/1/40	100,000	76,535
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2010 A, 0.00%, 8/1/33(2)	390,000	77,672
Puerto Rico Sales Tax Financing Corp. Rev., Capital Appreciation, Series 2011 A-1, 0.00%, 8/1/41(2)	700,000	82,838
		1,678,108

15

	Principal Amount	Value
South Carolina — 0.3%
Piedmont Municipal Power Agency Electric Rev., Series 2009 A-3, 5.00%, 1/1/17	$175,000	$190,654
Tennessee — 0.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., Series 2008 A, (Vanderbilt University), 5.00%, 10/1/15	225,000	234,223
Texas — 8.1%
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/15	300,000	303,165
Canadian River Municipal Water Authority Rev., (Conjunctive Use Groundwater Supply Project), 5.00%, 2/15/16	300,000	317,241
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	200,000	227,428
Dallas Area Rapid Transit Sales Tax Rev., Series 2010 A, (Senior Lien), 5.00%, 12/1/14	250,000	250,102
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/20	100,000	118,645
Dallas-Fort Worth International Airport Rev., Series 2011 D, 5.00%, 11/1/21	100,000	117,168
Dallas-Fort Worth International Airport Rev., Series 2014 C, 5.00%, 11/1/20	25,000	29,661
Grand Parkway Transportation Corp. Rev., Series 2013 A, 5.125%, 10/1/43	45,000	48,269
Harris County Toll Road Rev., Series 2009 A, (Senior Lien), 5.00%, 8/15/38	400,000	447,792
Houston Independent School District GO, VRDN, 2.50%, 6/1/15 (PSF-GTD)	250,000	252,802
Love Field Airport Modernization Corp. Special Facilities Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	100,000	107,378
Lower Colorado River Authority Rev., 5.00%, 5/15/15	200,000	204,514
North Texas Tollway Authority Rev., (First Tier), 6.00%, 1/1/38	300,000	350,757
North Texas Tollway Authority Rev., (First Tier), 6.00%, 1/1/43	150,000	174,380
North Texas Tollway Authority Rev., Series 2012 A, (First Tier), 5.00%, 1/1/29	100,000	112,111
North Texas Tollway Authority Rev., Series 2012 B, (First Tier), 5.00%, 1/1/36	40,000	44,015
North Texas Tollway Authority Rev., Series 2014 A, (First Tier), 5.00%, 1/1/24	25,000	29,931
Northside Independent School District GO, (School Building), VRDN, 1.00%, 6/1/16 (PSF-GTD)	300,000	302,235
San Antonio Electric & Gas Rev., (Junior Lien), 5.00%, 2/1/43	50,000	55,874
San Antonio Electric & Gas Rev., Series 2012 A, (Junior Lien), VRDN, 2.00%, 12/1/14	250,000	250,035
San Antonio Electric & Gas Rev., Series 2012 B, (Junior Lien), VRDN, 2.00%, 12/1/15	250,000	253,927
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Scott & White Memorial Hospital and Scott, Sherwood & Brindley Foundation), 5.50%, 8/15/31	250,000	276,480
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/30	100,000	109,851
Texas Transportation Commission State Highway Fund Rev., Series 2014 B, VRDN, 0.39%, 12/4/14	200,000	200,488
University of North Texas Rev., Series 2009 A, 5.00%, 4/15/32	250,000	280,415
		4,864,664

16

	Principal Amount	Value
Utah — 0.4%
Utah State Board of Regents Rev., 5.25%, 8/1/21 (NATL-RE)	$210,000	$254,209
Virginia — 1.1%
Virginia Resources Authority Clean Water Rev., (State Revolving Fund), 5.00%, 10/1/16	200,000	216,978
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	200,000	232,080
Washington County Industrial Development Authority Hospital Facility Rev., Series 2009 C, (Mountain States Health Alliance), 7.75%, 7/1/38	200,000	236,824
		685,882
Washington — 2.1%
Energy Northwest Electric Rev., Series 2014 C, (Project 3), 5.00%, 7/1/28	55,000	66,218
King County Sewer Rev., Series 2011 B, 5.00%, 1/1/34	200,000	227,686
Port of Seattle Rev., Series 2010 B, (Intermediate Lien), 5.00%, 6/1/30	200,000	226,946
Washington Federal Highway Grant Anticipation Rev., Series 2012-F, (Senior 520 Corridor Program), 5.00%, 9/1/15	250,000	259,188
Washington GO, Series 2008 A, 5.00%, 7/1/20	200,000	228,604
Washington GO, Series R-2012C, 5.00%, 7/1/26	200,000	236,652
		1,245,294
Wisconsin — 1.1%
Wisconsin Health & Educational Facilities Authority Rev., (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/39	300,000	349,644
Wisconsin Transportation Rev., Series 2008 A, 5.00%, 7/1/18	250,000	286,192
		635,836
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $56,790,661)		60,771,306
OTHER ASSETS AND LIABILITIES — (0.8)%		(503,460)
TOTAL NET ASSETS — 100.0%		$60,267,846

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
7	U.S. Treasury 10-Year Notes	March 2015	$889,328	$(5,657)
5	U.S. Treasury Long Bonds	March 2015	713,125	(6,725)
			$1,602,453	$(12,382)

17

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGC-ICC	-	Assured Guarantee Corporation - Insured Custody Certificates
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	Escrowed to maturity in U.S. government securities or state and local government securities.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $34,313.

(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

See Notes to Financial Statements.

18

Statement of Assets and Liabilities

NOVEMBER 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $56,790,661)	$60,771,306
Cash	64,753
Receivable for capital shares sold	3,381
Interest receivable	827,984
61,667,424

Liabilities
Payable for investments purchased	1,324,086
Payable for capital shares redeemed	32,163
Payable for variation margin on futures contracts	5,313
Accrued management fees	22,969
Distribution and service fees payable	4,305
Dividends payable	10,742
1,399,578

Net Assets	$60,267,846

Net Assets Consist of:
Capital paid in	$57,998,646
Undistributed net investment income	1,757
Accumulated net realized loss	(1,700,820)
Net unrealized appreciation	3,968,263
$60,267,846

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$46,056,535	3,978,868	$11.58
Institutional Class	$356,461	30,812	$11.57
A Class	$11,480,604	992,069	$11.57*
C Class	$2,374,246	205,125	$11.57
*Maximum offering price $12.12 (net asset value divided by 0.955).

See Notes to Financial Statements.

19

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,140,092

Expenses:
Management fees	140,293
Distribution and service fees:
A Class	14,638
C Class	12,132
Trustees' fees and expenses	1,827
168,890

Net investment income (loss)	971,202

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	60,244
Futures contract transactions	(98,511)
(38,267)

Change in net unrealized appreciation (depreciation) on:
Investments	190,936
Futures contracts	(30,793)
160,143

Net realized and unrealized gain (loss)	121,876

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,093,078

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2014 (UNAUDITED) AND YEAR ENDED MAY 31, 2014
Increase (Decrease) in Net Assets	November 30, 2014	May 31, 2014
Operations
Net investment income (loss)	$971,202	$2,088,164
Net realized gain (loss)	(38,267)	(1,142,398)
Change in net unrealized appreciation (depreciation)	160,143	(1,059,061)
Net increase (decrease) in net assets resulting from operations	1,093,078	(113,295)

Distributions to Shareholders
From net investment income:
Investor Class	(758,324)	(1,600,714)
Institutional Class	(6,184)	(12,833)
A Class	(178,756)	(416,150)
C Class	(27,938)	(58,261)
Decrease in net assets from distributions	(971,202)	(2,087,958)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(858,700)	(24,049,016)

Net increase (decrease) in net assets	(736,824)	(26,250,269)

Net Assets
Beginning of period	61,004,670	87,254,939
End of period	$60,267,846	$61,004,670

Undistributed net investment income	$1,757	$1,757

See Notes to Financial Statements.

21

Notes to Financial Statements

NOVEMBER 30, 2014 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Long-Term Tax-Free Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek a high level of current income exempt from federal income taxes, consistent with preservation of capital.

The fund offers the Investor Class, the Institutional Class, the A Class and the C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

22

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each

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class for the six months ended November 30, 2014 was 0.47% for the Investor Class, A Class and C Class and 0.27% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended November 30, 2014 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the trustees during the six months ended November 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended November 30, 2014 were $7,470,744 and $6,803,651, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2014		Year ended May 31, 2014
	Shares	Amount	Shares	Amount
Investor Class
Sold	384,490	$4,439,162	897,141	$10,091,534
Issued in reinvestment of distributions	59,703	689,693	133,225	1,495,484
Redeemed	(465,122)	(5,359,627)	(2,570,985)	(28,780,765)
	(20,929)	(230,772)	(1,540,619)	(17,193,747)
Institutional Class
Issued in reinvestment of distributions	532	6,142	1,141	12,797
Redeemed	(268)	(3,073)	(7,205)	(80,049)
	264	3,069	(6,064)	(67,252)
A Class
Sold	13,469	155,190	33,389	377,971
Issued in reinvestment of distributions	15,063	173,919	35,413	397,403
Redeemed	(77,971)	(897,660)	(599,214)	(6,713,460)
	(49,439)	(568,551)	(530,412)	(5,938,086)
C Class
Sold	4,960	57,342	17,338	192,255
Issued in reinvestment of distributions	2,404	27,772	4,854	54,530
Redeemed	(12,754)	(147,560)	(97,528)	(1,096,716)
	(5,390)	(62,446)	(75,336)	(849,931)
Net increase (decrease)	(75,494)	$(858,700)	(2,152,431)	$(24,049,016)

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 15 contracts.

The value of interest rate risk derivative instruments as of November 30, 2014, is disclosed on the Statement of Assets and Liabilities as a liability of $5,313 in payable for variation margin on futures contracts.* For the six months ended November 30, 2014, the effect of interest rate risk derivative instruments on the Statement of Operations was $(98,511) in net realized gain (loss) on futures contract transactions and $(30,793) in change in net unrealized appreciation (depreciation) on futures contracts.

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$56,793,589
Gross tax appreciation of investments	$4,719,718
Gross tax depreciation of investments	(742,001)
Net tax appreciation (depreciation) of investments	$3,977,717

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of May 31, 2014, the fund had accumulated short-term capital losses of $(1,241,848) and accumulated long-term capital losses of $(386,868), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2016	2017	2018	2019	Unlimited (Short-Term)	Unlimited (Long-Term)
$(178,394)	$(175,946)	$(72,593)	$(71,439)	$(743,476)	$(386,868)

26

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$11.55	0.19	0.03	0.22	(0.19)	$11.58	1.93%	0.47%(4)	3.31%(4)	11%	$46,057
2014	$11.74	0.36	(0.19)	0.17	(0.36)	$11.55	1.60%	0.47%	3.22%	36%	$46,195
2013	$11.70	0.33	0.04	0.37	(0.33)	$11.74	3.17%	0.47%	2.78%	49%	$65,026
2012	$10.89	0.39	0.81	1.20	(0.39)	$11.70	11.22%	0.48%	3.42%	38%	$49,255
2011	$11.02	0.43	(0.13)	0.30	(0.43)	$10.89	2.77%	0.48%	3.94%	23%	$23,674
2010	$10.60	0.44	0.42	0.86	(0.44)	$11.02	8.32%	0.48%	4.04%	50%	$9,824
Institutional Class
2014(3)	$11.54	0.20	0.03	0.23	(0.20)	$11.57	2.03%	0.27%(4)	3.51%(4)	11%	$356
2014	$11.73	0.38	(0.19)	0.19	(0.38)	$11.54	1.81%	0.27%	3.42%	36%	$353
2013	$11.69	0.35	0.04	0.39	(0.35)	$11.73	3.38%	0.27%	2.98%	49%	$430
2012	$10.89	0.42	0.79	1.21	(0.41)	$11.69	11.35%	0.28%	3.62%	38%	$280
2011	$11.02	0.45	(0.13)	0.32	(0.45)	$10.89	2.97%	0.28%	4.14%	23%	$279
2010	$10.60	0.45	0.44	0.89	(0.47)	$11.02	8.53%	0.28%	4.24%	50%	$118

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For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(3)	$11.55	0.18	0.02	0.20	(0.18)	$11.57	1.71%	0.72%(4)	3.06%(4)	11%	$11,481
2014	$11.73	0.33	(0.18)	0.15	(0.33)	$11.55	1.44%	0.72%	2.97%	36%	$12,026
2013	$11.70	0.30	0.03	0.33	(0.30)	$11.73	2.91%	0.72%	2.53%	49%	$18,444
2012	$10.89	0.36	0.81	1.17	(0.36)	$11.70	10.85%	0.73%	3.17%	38%	$20,645
2011	$11.02	0.40	(0.13)	0.27	(0.40)	$10.89	2.52%	0.73%	3.69%	23%	$16,820
2010	$10.60	0.41	0.43	0.84	(0.42)	$11.02	8.05%	0.73%	3.79%	50%	$23,618
C Class
2014(3)	$11.55	0.13	0.02	0.15	(0.13)	$11.57	1.33%	1.47%(4)	2.31%(4)	11%	$2,374
2014	$11.74	0.25	(0.19)	0.06	(0.25)	$11.55	0.60%	1.47%	2.22%	36%	$2,431
2013	$11.70	0.21	0.04	0.25	(0.21)	$11.74	2.15%	1.47%	1.78%	49%	$3,355
2012	$10.89	0.28	0.81	1.09	(0.28)	$11.70	10.12%	1.48%	2.42%	38%	$4,087
2011	$11.02	0.32	(0.13)	0.19	(0.32)	$10.89	1.76%	1.48%	2.94%	23%	$3,201
2010	$10.60	0.33	0.43	0.76	(0.34)	$11.02	7.25%	1.48%	3.04%	50%	$4,325

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended November 30, 2014 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 13, 2014, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the ten-year period and below its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

30

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the

31

Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

32

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

33

Notes

34

Notes

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-84138 1501

SEMIANNUAL REPORT	NOVEMBER 30, 2014

Tax-Free Money Market Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended November 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Positive Period for Municipal Bonds (Munis)

“Global divergence” between the U.S. and the rest of the world emerged as a prevalent theme during the six-month reporting period. As 2014 approached its conclusion, the U.S. appeared to be on a different economic and monetary policy track than most other nations. This theme covered not only the stronger economic growth enjoyed by the U.S. compared with the rest of the world, but also the related contrast between the U.S. Federal Reserve’s unwinding of monetary stimulus versus the continuation and expansion of monetary stimulus by most other central banks. In this environment, the U.S. dollar, longer-maturity U.S. Treasuries, and large-cap U.S. stocks benefited from perceived “flight to quality” capital flows.

For munis, the reporting period was a six-month slice of what was shaping up to be a bounce-back year. After selling off in 2013, munis generally rebounded in 2014, demonstrating resiliency from the ripple effects of Detroit’s bankruptcy, Puerto Rico’s fiscal struggles, and the “Taper Tantrum” interest rate increase. The rebound resulted from a favorable combination of constrained inflation, improving U.S. economic and credit conditions, strong demand for yield, relatively low muni issuance, and the unexpected U.S. Treasury market rally. The Barclays Municipal Bond Index returned 2.45% for the six months, compared with 1.92% for the Barclays U.S. Aggregate Bond Index. The Barclays Municipal High Yield Bond Index performed even better, returning 3.43%.

We expect global divergence in economic growth and monetary policies to continue well into 2015, aligned with expectations that the Federal Reserve might finally start raising short-term U.S. interest rates. However, global economic weakness (reflected in recent commodity price declines) and low inflation might delay the rate hikes until the second half of 2015. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios to meet financial goals. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of November 30, 2014
Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BNTXX	0.01%(2)	0.04%(2)	0.04%(2)	1.13%(2)	2.64%(2)	7/31/84

(1)	Total returns for periods less than one year are not annualized.

(2)	Returns would have been lower if a portion of the management fee had not been waived.

Total Annual Fund Operating Expenses
Investor Class	0.50%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

An investment in the fund is neither insured nor guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

3

Fund Characteristics

NOVEMBER 30, 2014
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	-0.32%
7-Day Effective Yield
After waiver(1)	0.01%
(1) Yields would have been lower if a portion of the management fee had not been waived.

Portfolio at a Glance
Weighted Average Maturity	19 days
Weighted Average Life	19 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	95%
31-90 days	—
91-180 days	1%
More than 180 days	4%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2014 to November 30, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 6/1/14	Ending Account Value 11/30/14	Expenses Paid During Period(1)6/1/14 - 11/30/14	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.10	$0.85	0.17%
Investor Class (before waiver)	$1,000	$1,000.10(2)	$2.51	0.50%
Hypothetical
Investor Class (after waiver)	$1,000	$1,024.22	$0.86	0.17%
Investor Class (before waiver)	$1,000	$1,022.56	$2.54	0.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the management fee had not been waived.

6

Schedule of Investments

NOVEMBER 30, 2014 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 98.5%
Alabama — 1.2%
Troy Health Care Authority Rev., (Southeast Rural Health), VRDN, 0.09%, 12/4/14 (LOC: Troy Bank and Trust Co. and FHLB)	$1,850,000	$1,850,000
California — 7.6%
Alameda County Industrial Development Authority Rev., (Bat Properties LLC), VRDN, 0.08%, 12/4/14 (LOC: Bank of the West)	500,000	500,000
California Infrastructure & Economic Development Bank Rev., (Haig Precision Manufacturing Corp.), VRDN, 0.08%, 12/4/14 (LOC: Bank of the West)	630,000	630,000
California State University PUTTERs Rev., Series 2008-2646Z, VRDN, 0.13%, 12/4/14 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,100,000	1,100,000
Town of Hillsborough COP, Series 2003 A, (Water & Sewer System), VRDN, 0.12%, 12/4/14 (SBBPA: JPMorgan Chase Bank N.A.)	1,545,000	1,545,000
Victorville Joint Powers Finance Authority Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 1.05%, 12/4/14 (LOC: BNP Paribas)	8,440,000	8,440,000
		12,215,000
Colorado — 1.0%
Midcities Metropolitan District No. 1 Rev., Series 2004 B, VRDN, 0.13%, 12/4/14 (LOC: BNP Paribas)	1,540,000	1,540,000
Florida — 7.3%
County of Alachua Industrial Development Rev., Series 1997, (Florida Rock Industries, Inc.), VRDN, 0.15%, 12/4/14 (LOC: Bank of America N.A.)(Acquired 7/26/13, Cost $1,000,000)(2)	1,000,000	1,000,000
County of DeSoto Industrial Development Rev., (Tremron, Inc.), VRDN, 0.10%, 12/4/14 (LOC: Branch Banking & Trust)	400,000	400,000
JP Morgan Chase PUTTERs/DRIVERs Trust Rev., Series 2009-3439, VRDN, 0.15%, 12/4/14 (AGM-CR and XLCA)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,695,000	3,695,000
North Broward Hospital District Rev., Series 2008 A, VRDN, 0.05%, 12/4/14 (LOC: TD Bank N.A.)	1,675,000	1,675,000
Sarasota County Health Facilities Authority Rev., (Bay Village Health Care Facilities), VRDN, 0.17%, 12/4/14 (LOC: Bank of America N.A.)(Acquired 8/10/12, Cost $3,500,000)(2)	3,500,000	3,500,000
Sarasota County Public Hospital District Rev., Series 2008 A, (Sarasota Memorial Hospital), VRDN, 0.04%, 12/1/14 (LOC: Northern Trust Company)	1,500,000	1,500,000
		11,770,000
Georgia — 2.6%
Stephens County Development Authority Solid Waste Disposable Facilities Rev., (Caterpillar, Inc.), VRDN, 0.24%, 12/4/14	1,520,000	1,520,000
Valdosta-Lowndes County Industrial Development Authority Rev., (Steeda Autosports Project), VRDN, 0.20%, 12/4/14 (LOC: Bank of America N.A.)	2,660,000	2,660,000
		4,180,000
Idaho — 1.7%
Idaho Housing & Finance Association Rev., Series 2011 A, (Traditions at Boise Apartments), VRDN, 0.07%, 12/3/14 (LIQ FAC:FHLMC)	2,800,000	2,800,000

7

	Principal Amount	Value
Illinois — 12.1%
Chicago Industrial Development Rev., (Evans Food Products Company, Inc.), VRDN, 0.20%, 12/4/14 (LOC: Bank of America N.A.)	$1,180,000	$1,180,000
County of St. Clair Rev., (Mckendree College Project), VRDN, 0.06%, 12/4/14 (LOC: U.S. Bank N.A.)	3,790,000	3,790,000
Illinois Finance Authority Rev., (Andre's Imaging & Graphics, Inc.), VRDN, 0.18%, 12/4/14 (LOC: U.S. Bank N.A.)	1,390,000	1,390,000
Illinois Finance Authority Rev., (The Uniform Law Foundation), VRDN, 0.11%, 12/4/14 (LOC: PNC Bank N.A.)	2,740,000	2,740,000
Illinois Finance Authority Rev., Series 1997, (Radiological Society), VRDN, 0.16%, 12/4/14 (LOC: JPMorgan Chase Bank N.A.)(Acquired 8/23/11, Cost $500,000)(2)	500,000	500,000
Illinois Housing Development Authority Multi-Family Housing Rev., (Rome Meadows), VRDN, 0.44%, 12/4/14 (LOC: First National Bank and FHLB)	1,785,000	1,785,000
Rock Island County Metropolitan Airport Authority Rev., (Elliott Aviation), VRDN, 0.15%, 12/3/14 (LOC: U.S. Bank N.A.)	1,025,000	1,025,000
University of Illinois COP, (Utility Infrastructure Project), VRDN, 0.09%, 12/4/14 (SBBPA: Bank of New York Mellon)	5,305,000	5,305,000
Village of McCook Rev., Series 1996 B, (Illinois St. Andrew Society), VRDN, 0.08%, 12/4/14 (LOC: Northern Trust Company)	1,700,000	1,700,000
		19,415,000
Indiana — 0.3%
Indiana Health Facility Financing Authority Rev., (Stone Belt Arc, Inc.), VRDN, 0.14%, 12/3/14 (LOC: JPMorgan Chase Bank N.A.)	300,000	300,000
University of Southern Indiana Rev., Series 1999 G, (Student Fee), VRDN, 0.14%, 12/3/14 (LOC: JPMorgan Chase Bank N.A.)	250,000	250,000
		550,000
Iowa — 1.0%
City of Des Moines Rev., (Iowa Methodist Medical Centre Project), VRDN, 0.04%, 12/3/14 (LOC: Wells Fargo Bank N.A)	1,000,000	1,000,000
Iowa Finance Authority Industrial Development Rev., (Embria Health Sciences), VRDN, 0.21%, 12/4/14 (LOC: Wells Fargo Bank N.A.)	560,000	560,000
		1,560,000
Kansas — 1.4%
City of Olathe Rev., (YMCA of Greater Kansas City Project B), VRDN, 0.06%, 12/4/14 (LOC: Bank of America N.A.)	1,340,000	1,340,000
City of Wichita Rev., (Didcot LC Project), VRDN, 0.20%, 12/4/14 (LOC: Bank of America N.A.)	840,000	840,000
		2,180,000
Kentucky — 1.5%
Hardin County Water District No. 1 Rev., Series 2002, VRDN, 0.05%, 12/4/14 (LOC: Cecilian Bank and FHLB)	2,350,000	2,350,000
Louisiana — 1.9%
Terrebonne Economic Development Authority Gulf Opportunity Zone Rev., (Buquet Distribution Co.), VRDN, 0.28%, 12/4/14 (LOC: Community Bank and FHLB)	3,100,000	3,100,000
Maryland — 0.6%
County of Howard Rev., (Glenelg Country School), VRDN, 0.05%, 12/5/14 (LOC: PNC Bank N.A.)	1,000,000	1,000,000
Massachusetts — 0.5%
Massachusetts Industrial Finance Agency Rev., (Cambridge Isotope Labs, Inc.), VRDN, 0.30%, 12/3/14 (LOC: Bank of America N.A.)(Acquired 11/30/12, Cost $310,000)(2)	310,000	310,000

8

	Principal Amount	Value
Massachusetts Industrial Finance Agency Rev., (Hi-Tech Mold & Tool, Inc.), VRDN, 0.15%, 12/3/14 (LOC: TD Bank N.A.)	$480,000	$480,000
		790,000
Minnesota — 1.0%
City of Plymouth Rev., (Parkside Apartment Project), VRDN, 0.05%, 12/4/14 (LOC: FNMA)	1,535,000	1,535,000
Mississippi — 0.9%
Mississippi Business Finance Corp. Rev., Series 2004 B, VRDN, 0.17%, 12/4/14 (LOC: U.S. Bank N.A. and BancorpSouth Bank)	1,440,000	1,440,000
Missouri — 0.7%
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.08%, 12/1/14 (LOC: Commerce Bank N.A.)	1,000,000	1,000,000
Missouri State Health & Educational Facilities Authority Rev., Series 2011 B, (Rockhurst University), VRDN, 0.08%, 12/1/14 (LOC: Commerce Bank N.A.)	100,000	100,000
		1,100,000
Nevada — 1.5%
Nevada Housing Division Rev., (Multi Unit Housing), VRDN, 0.11%, 12/4/14 (LOC: Citibank N.A.)	2,465,000	2,465,000
New Hampshire — 1.9%
New Hampshire Business Finance Authority Rev., (Huggins Hospital), VRDN, 0.04%, 12/1/14 (LOC: TD Bank N.A.)	1,600,000	1,600,000
New Hampshire Health & Education Facilities Authority Rev., (Wentworth Douglas Hospital), VRDN, 0.04%, 12/1/14 (LOC: TD Bank N.A.)	1,400,000	1,400,000
		3,000,000
New York — 7.7%
Long Island Power Authority Electric System Rev., Series 1998 A-1, VRDN, 0.09%, 12/3/14 (LOC: Bayerische Landesbank)	7,500,000	7,500,000
New York City Transitional Finance Authority Rev., Series 2002 1-D, (Future Tax Secured Bonds), VRDN, 0.05%, 12/1/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	1,000,000	1,000,000
North Amityville Fire Co., Inc. Rev., VRDN, 0.20%, 12/4/14 (LOC: Citibank N.A.)	2,705,000	2,705,000
Suffolk County Industrial Development Agency Rev., (JBC Realty LLC), VRDN, 0.25%, 12/3/14 (LOC: JPMorgan Chase Bank N.A.)	1,080,000	1,080,000
		12,285,000
North Carolina — 7.6%
Austin Trust Rev., Series 2008-3509, VRDN, 0.18%, 12/5/14 (LIQ FAC: Bank of America N.A.)(1)	4,000,000	4,000,000
North Carolina Capital Facilities Finance Agency Rev., (Lees-McRae College, Inc.), VRDN, 0.14%, 12/4/14 (LOC: Branch Banking & Trust)	4,340,000	4,340,000
North Carolina Medical Care Commission Facilities Rev., (Mission St. Joseph's), VRDN, 0.10%, 12/4/14 (SBBPA: Branch Banking & Trust)	3,200,000	3,200,000
North Carolina Medical Care Commission Healthcare Facilities Rev., (Stanley Total Living Center), VRDN, 0.16%, 12/4/14 (LOC: Wells Fargo Bank N.A.)(Acquired 12/16/09, Cost $605,000)(2)	605,000	605,000
		12,145,000
Ohio — 2.2%
County of Putnam Healthcare Facilities Rev., (Hilty Memorial Home), VRDN, 0.10%, 12/4/14 (LOC: First Federal Bank of Midwest and FHLB)	3,590,000	3,590,000
Oklahoma — 1.2%
Tulsa County Independent School District No. 9 GO, 1.00%, 4/1/15	1,860,000	1,864,859

9

	Principal Amount	Value
Pennsylvania — 1.7%
Allegheny County Industrial Development Authority Rev., (Little Sisters Poor Project), VRDN, 0.07%, 12/4/14 (LOC: PNC Bank N.A.)	$1,650,000	$1,650,000
Pennsylvania Higher Educational Facilities Authority Rev., Series 2002 K-1 (Association Independent Colleges), VRDN, 0.08%, 12/4/14 (LOC: JPMorgan Chase Bank N.A.)	1,120,000	1,120,000
		2,770,000
South Carolina — 5.0%
South Carolina Jobs Economic Development Authority Rev., (YMCA of Beaufort County Project), VRDN, 0.08%, 12/4/14 (LOC: Branch Banking & Trust)	1,770,000	1,770,000
South Carolina Jobs-Economic Development Authority Hospital Rev., Series 2006 A, (Oconee Memorial Hospital, Inc.), VRDN, 0.06%, 12/4/14 (LOC: Wells Fargo Bank N.A.)	6,300,000	6,300,000
		8,070,000
Texas — 17.5%
Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 0.08%, 12/3/14	10,500,000	10,500,000
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 C-1, (The Methodist Hospital System), VRDN, 0.04%, 12/1/14	300,000	300,000
Mission Economic Development Corp. Industrial Rev., (CMI Project), VRDN, 0.21%, 12/4/14 (LOC: Wells Fargo Bank N.A.)	3,085,000	3,085,000
Muleshoe Economic Development Corps. Industrial Development Rev., (John Lyle & Grace Ajean), VRDN, 0.25%, 12/4/14 (LOC: Rabobank N.A. and Rabobank Nederland)	4,570,000	4,570,000
State of Texas GO, 1.50%, 8/31/15	6,200,000	6,263,169
State of Texas GO, Series 2002 A-2, (Veterans Housing Fund), VRDN, 0.05%, 12/3/14 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	1,425,000	1,425,000
Tarrant County Housing Finance Corp. Rev., Series 2003 (Gateway Arlington Apartments),VRDN, 0.05%, 12/4/14 (LOC: FNMA)	1,810,000	1,810,000
		27,953,169
Utah — 1.2%
City of Logan Industrial Development Rev., (Scientific Technology), VRDN, 0.18%, 12/4/14 (LOC: Bank of the West)	1,250,000	1,250,000
Ogden City Redevelopment Agency Tax Increment Rev., Series 2005 A, VRDN, 0.16%, 12/4/14 (LOC: Wells Fargo Bank N.A.)	640,000	640,000
		1,890,000
Washington — 5.3%
County of King Sewer Rev., Series 2001 A, VRDN, 0.06%, 12/3/14 (LOC: Landesbank Hessen-Thuringen Girozentrale)	1,000,000	1,000,000
Washington State Housing Finance Commission Rev., Series 2000 A, (St. Vincent De Paul Project), VRDN, 0.09%, 12/4/14 (LOC: Wells Fargo Bank N.A.)	2,035,000	2,035,000
Washington State Housing Finance Commission Rev., Series 2009 B, (Pioneer Human Services), VRDN, 0.11%, 12/3/14 (LOC: U.S. Bank N.A.)	1,200,000	1,200,000
Washington State Housing Finance Commission Rev., Series 2012 A, (Affinity Southridge Apartments Project), VRDN, 0.07%, 12/3/14 (LOC: FHLB)	1,300,000	1,300,000
Yakima County Public Corps. Rev., (Macro Plastics, Inc.), VRDN, 0.15%, 12/3/14 (LOC: Bank of the West)	2,900,000	2,900,000
		8,435,000

10

	Principal Amount	Value
Wisconsin — 2.4%
Milwaukee Redevelopment Authority Rev., (La Causa, Inc.), VRDN, 0.15%, 12/3/14 (LOC: U.S. Bank N.A.)	$1,375,000	$1,375,000
Wisconsin Health & Educational Facilities Authority Rev., (Indian Community School), VRDN, 0.04%, 12/3/14 (LOC: JPMorgan Chase Bank N.A.)	2,500,000	2,500,000
		3,875,000
TOTAL INVESTMENT SECURITIES — 98.5%		157,718,028
OTHER ASSETS AND LIABILITIES — 1.5%		2,452,758
TOTAL NET ASSETS — 100.0%		$160,170,786

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
COP	-	Certificates of Participation
DRIVERs	-	Derivative Inverse Tax-Exempt Receipts
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $8,795,000, which represented 5.5% of total net assets.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $5,915,000, which represented 3.7% of total net assets.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

NOVEMBER 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$157,718,028
Cash	336,503
Receivable for investments sold	1,765,000
Receivable for capital shares sold	350,968
Interest receivable	50,689
160,221,188

Liabilities
Payable for capital shares redeemed	29,513
Accrued management fees	20,879
Dividends payable	10
50,402

Net Assets	$160,170,786

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	160,173,112

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$160,153,282
Undistributed net realized gain	17,504
$160,170,786

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$149,719

Expenses:
Management fees	407,107
Trustees' fees and expenses	5,011
Other expenses	433
412,551
Fees waived	(270,978)
141,573

Net investment income (loss)	8,146

Net realized gain (loss) on investment transactions	(61)

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,085

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2014 (UNAUDITED) AND YEAR ENDED MAY 31, 2014
Increase (Decrease) in Net Assets	November 30, 2014	May 31, 2014
Operations
Net investment income (loss)	$8,146	$17,623
Net realized gain (loss)	(61)	71,567
Net increase (decrease) in net assets resulting from operations	8,085	89,190

Distributions to Shareholders
From net investment income	(8,146)	(17,623)
From net realized gains	—	(53,548)
Decrease in net assets from distributions	(8,146)	(71,171)

Capital Share Transactions
Proceeds from shares sold	32,485,348	98,161,926
Proceeds from reinvestment of distributions	8,052	70,164
Payments for shares redeemed	(39,488,281)	(114,027,973)
Net increase (decrease) in net assets from capital share transactions	(6,994,881)	(15,795,883)

Net increase (decrease) in net assets	(6,994,942)	(15,777,864)

Net Assets
Beginning of period	167,165,728	182,943,592
End of period	$160,170,786	$167,165,728

Transactions in Shares of the Fund
Sold	32,485,348	98,161,926
Issued in reinvestment of distributions	8,052	70,164
Redeemed	(39,488,281)	(114,027,973)
Net increase (decrease) in shares of the fund	(6,994,881)	(15,795,883)

See Notes to Financial Statements.

14

Notes to Financial Statements

NOVEMBER 30, 2014 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified as defined under Rule 2a-7 of the 1940 Act. The fund’s investment objectives are to seek safety of principal and high current income that is exempt from federal income tax.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make short-term capital gains distributions to comply with the distribution requirements of the Internal Revenue Code. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any long-term capital gains distributions.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

15

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570% to 0.2700%. The rates for the Complex Fee range from 0.2500% to 0.3100%. In order to maintain a positive yield, ACIM may voluntarily waive a portion of its management fee on a daily basis. The fee waiver may be revised or terminated at any time without notice. The effective annual management fee for the six months ended November 30, 2014 was 0.49% before waiver and 0.16% after waiver.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the trustees during the six months ended November 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

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6. Money Market Fund Reform

In July 2014, the Securities and Exchange Commission adopted amendments to the rules that govern money market mutual funds.  The amendments consist of structural and operational reforms intended to make money market funds more resilient for investors and will become effective over the next two years.  The amendments will require a floating net asset value for institutional prime money market and institutional tax exempt money market funds and will provide for redemption fees and gates under certain circumstances.  Management is currently evaluating the impact the amendments will have upon their effectiveness, including their impact on the fund's operations and financial statement disclosures.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2014(2)	$1.00	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.17%(4)	0.50%(4)	0.01%(4)	(0.32)%(4)	$160,171
2014	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.04%	0.24%	0.50%	0.01%	(0.25)%	$167,166
2013	$1.00	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.40%	0.50%	0.01%	(0.09)%	$182,944
2012	$1.00	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.43%	0.50%	0.01%	(0.06)%	$208,238
2011	$1.00	—(3)	—(3)	—	—(3)	$1.00	0.07%	0.45%	0.50%	0.07%	0.02%	$237,389
2010	$1.00	—(3)	—(3)	—	—(3)	$1.00	0.20%	0.46%	0.51%	0.20%	0.15%	$280,874

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Six months ended November 30, 2014 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

See Notes to Financial Statements.

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Approval of Management Agreement

At a meeting held on June 13, 2014, the Fund’s Board of Trustees unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the materials provided in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the review, and evaluated such information for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was in the first quartile of its peer group for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

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Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the industry-wide proliferation of fee waivers to support positive money market fund yields, the Board recognized that net fee comparisons may be less statistically relevant than in prior years. With that in mind, the Board reviewed peer data both on a gross basis and net of applicable

21

waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

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Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2015 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-84141 1501

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	January 28, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	January 28, 2015